UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          July 31, 2009

Date of reporting period:         January 31, 2009


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(LOGO)   Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                                   (GRAPHIC)

                               Semi-Annual Report
                               January 31, 2009

                    WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                    -    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

                    -    WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (SM)

                    -    WELLS FARGO ADVANTAGE GROWTH FUND

                    -    WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                    -    WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

                    -    WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

                    -    WELLS FARGO ADVANTAGE U.S. VALUE FUND

                                          Contents

            REDUCE CLUTTER. SAVE TREES.   LETTER TO SHAREHOLDERS ...................    2
     Sign up for electronic delivery of   PERFORMANCE HIGHLIGHTS
prospectuses and shareholder reports at   Capital Growth Fund ......................    6
   www.wellsfargo.com/advantagedelivery   Endeavor Select Fund .....................    8
                                          Growth Fund ..............................   10
                                          Large Cap Growth Fund ....................   12
                                          Large Company Core Fund ..................   14
                                          Large Company Value Fund .................   16
                                          U.S. Value Fund ..........................   18
                                          FUND EXPENSES ............................   20
                                          PORTFOLIO OF INVESTMENTS
                                          Capital Growth Fund ......................   23
                                          Endeavor Select Fund .....................   28
                                          Growth Fund ..............................   32
                                          Large Cap Growth Fund ....................   38
                                          Large Company Core Fund ..................   43
                                          Large Company Value Fund .................   47
                                          U.S. Value Fund ..........................   52
                                          FINANCIAL STATEMENTS
                                          Statements of Assets and Liabilities .....   58
                                          Statements of Operations .................   60
                                          Statements of Changes in Net Assets ......   62
                                          Financial Highlights .....................   70
                                          NOTES TO FINANCIAL STATEMENTS ............   80
                                          OTHER INFORMATION ........................   88
                                          LIST OF ABBREVIATIONS ....................   90

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                   (GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

For 529 plans, an investor's or a designated beneficiary's home state may offer state tax or other benefits that are only available for investments in that state's qualified tuition program. Please consider this before investing.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, the WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT PART OF THE SEMI-ANNUAL REPORT.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JANUARY 31, 2009.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date Funds(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the Wells Fargo Advantage Discovery Fund(SM), Wells Fargo Advantage Endeavor Select Fund(SM), Wells Fargo Advantage Enterprise Fund(SM), Wells Fargo Advantage Opportunity Fund(SM), Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Equity Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM), Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio(SM), Wells Fargo Advantage Target Today Fund(SM), Wells Fargo Advantage Target 2010 Fund(SM), Wells Fargo Advantage Target 2015 Fund(SM), Wells Fargo Advantage Target 2020 Fund(SM), Wells Fargo Advantage Target 2025 Fund(SM), Wells Fargo Advantage Target 2030 Fund(SM), Wells Fargo Advantage Target 2035 Fund(SM), Wells Fargo Advantage Target 2040 Fund(SM), Wells Fargo Advantage Target 2045 Fund(SM), Wells Fargo Advantage Target 2050 Fund(SM), Wells Fargo Advantage Heritage Money Market Fund(SM), Wells Fargo Advantage Overland Express Sweep Fund(SM), Wells Fargo Advantage VT Discovery Fund(SM), Wells Fargo Advantage VT Opportunity Fund(SM), is referred to as the Discovery Fund, the Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, VT Discovery Fund, VT Opportunity Fund respectively.

NOT PART OF THE SEMI-ANNUAL REPORT.

                  2 Wells Fargo Advantage Large Cap Stock Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

DISLOCATIONS THAT HAD FIRST SURFACED IN THE SUBPRIME MORTGAGE MARKET AFTER YEARS OF CREDIT EXCESSES AND LAX LENDING STANDARDS SPREAD ACROSS THE FINANCIAL SYSTEM.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Large Cap Funds for the six-month period that ended January 31, 2009. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. Although periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID A GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the six-month period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

As the period began, delinquencies and foreclosures in the housing market continued to accelerate, further boosting housing inventory levels and depressing home prices. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities (MBS) tied to those loans hurt the capital ratios of overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions that held the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the six-month period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels during September and October in one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies, and JPMorgan Chase bought Washington Mutual. In October, Wells Fargo announced that it would acquire Wachovia; in November, Citigroup received a government bailout.

                  Wells Fargo Advantage Large Cap Stock Funds 3


                             Letter to Shareholders

ON THE POSITIVE SIDE, THE PERIOD SAW A DECLINE IN INFLATION AS ENERGY PRICES REVERSED RAPIDLY. CRUDE OIL PRICES FELL ABOUT $100 A BARREL FROM THEIR PEAK OVER THE COURSE OF THE PERIOD.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the six-month period, the Fed continued its series of actions to try to stabilize the financial system. This included additional cuts in the federal funds rate to a range of 0% to 0.25% in December--the lowest federal funds rate in history; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary programs.

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later morphed into a program for providing capital directly to banks and the automotive industry.

In late November, two more programs were implemented: a $600 billion program to buy the debt and mortgage-backed securities of Fannie Mae, Freddie Mac, and other agencies and a $200 billion Term Asset-Backed Securities Loan Facility
(TALF) to support the consumer credit and small business segments of the economy.

These and other government facilities helped bring some signs of stabilization to the financial system as the six-month period came to a close, but credit continued to be constrained and the financial system remained stressed as policymakers debated additional stimulus measures.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the six-month period, leading the National Bureau of Economic Research to declare on December 1, 2008 that a U.S. recession had begun in December 2007. Gross domestic product contracted 6.2% in the fourth quarter, after declining 0.5% in the third quarter. The unemployment rate rose to 7.6% in January 2009, and consumer spending dropped more than 3% in two consecutive quarters for the first time in recorded history.

On the positive side, the period saw a decline in inflation as energy prices reversed rapidly. Crude oil prices fell about $100 a barrel from their peak over the course of the period. This gave the Fed more leeway throughout the period for interest-rate cuts and additional stimulus without the immediate concern of higher inflation pressures.

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the period, with volatility spiking to unprecedented levels in September 2008. The broad market, as measured by the Standard & Poor's 500 Index, ended the six-month period down 35%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987. For the six-month period, the NASDAQ Composite Index declined 36%, falling more than 17% in October.

                  4 Wells Fargo Advantage Large Cap Stock Funds


                             Letter to Shareholders

Large cap stocks slightly outperformed both mid and small cap stocks amid a flight to safety during the period but still declined about 35%, as measured by the Russell 1000(R) Index(1). Performance of the growth and value styles was approximately equal, with the Russell 1000 Growth(2) and Russell 1000 Value(3) indices each ending the period down about 35%, as well.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, WELLS FARGO ADVANTAGE FUNDS represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(1.) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(2.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(3.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  6 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

November 3, 1997

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (16%)
Consumer Staples              (7%)
Energy                        (8%)
Financials                    (8%)
Health Care                  (17%)
Industrials                   (7%)
Information Technology       (28%)
Materials                     (4%)
Telecommunication Services    (5%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

QUALCOMM Incorporated                         4.35%
Gilead Sciences Incorporated                  4.26%
International Business Machines Corporation   3.49%
McDonald's Corporation                        3.43%
Wal-Mart Stores Incorporated                  3.10%
Google Incorporated Class A                   3.05%
Kohl's Corporation                            3.04%
American Tower Corporation Class A            2.85%
Praxair Incorporated                          2.79%
Celgene Corporation                           2.79%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund.

                  Wells Fargo Advantage Large Cap Stock Funds 7


                             Performance Highlights

                           WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                        Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                  ----------------------------------  ----------------------------------  ----------------
CAPITAL GROWTH FUND               6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Gross(4)  Net(5)
-------------------               ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (WFCGX)                    (45.47)   (44.36) (5.23)    0.98    (42.15)   (40.98) (4.10)    1.58     1.29     1.25
Class C (WFCCX)                    (43.35)   (42.41) (4.68)    1.01    (42.35)   (41.41) (4.68)    1.01     2.04     2.00
Administrator Class (WFCDX)                                            (42.09)   (40.84) (3.70)    1.82     1.11     0.94
Institutional Class (WWCIX)                                            (42.00)   (40.65) (3.56)    1.89     0.84     0.75
Investor Class (SLGIX)                                                 (42.19)   (41.09) (4.15)    1.55     1.39     1.35
Russell 1000(R) Growth Index (6)                                       (34.31)   (36.44) (4.76)   (5.29)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Performance shown prior to the inception of the Administrator Class shares on June 30, 2003, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares on April 11, 2005, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 30, 2003, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Class A and Class C shares incepted on July 31, 2007. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares of the predecessor fund incepted on November 3, 1997.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  8 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael Harris, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 29, 2000

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (13%)
Consumer Staples              (7%)
Energy                        (8%)
Financials                    (9%)
Health Care                  (14%)
Industrials                   (6%)
Information Technology       (31%)
Materials                     (3%)
Telecommunication Services    (9%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

American Tower Corporation Class A            5.74%
Gilead Sciences Incorporated                  5.17%
QUALCOMM Incorporated                         4.44%
Thermo Fisher Scientific Incorporated         4.01%
International Business Machines Corporation   3.82%
Kohl's Corporation                            3.72%
McDonald's Corporation                        3.71%
Google Incorporated Class A                   3.48%
First Solar Incorporated                      3.36%
NII Holdings Incorporated                     3.27%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                  Wells Fargo Advantage Large Cap Stock Funds 9


                             Performance Highlights

                          WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                        Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                  ----------------------------------  ----------------------------------  ----------------
                                                             Life of                             Life of
ENDEAVOR SELECT FUND              6-Months*  1-Year  5-Year    Fund   6-Months*  1-Year  5-Year    Fund   Gross(4)  Net(5)
--------------------              ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (STAEX)                    (45.21)   (43.18) (5.65)   (5.01)   (41.87)   (39.69) (4.52)   (4.31)    1.32     1.25
Class B (WECBX)**                  (47.10)   (45.16) (5.74)   (4.93)   (42.10)   (40.16) (5.23)   (4.93)    2.07     2.00
Class C (WECCX)                    (43.20)   (41.20) (5.27)   (5.04)   (42.20)   (40.20) (5.27)   (5.04)    2.07     2.00
Administrator Class (WECDX)                                            (41.85)   (39.52) (4.34)   (4.20)    1.14     1.00
Institutional Class (WFCIX)                                            (41.80)   (39.42) (4.20)   (4.11)    0.87     0.80
Russell 1000 Growth Index(6)                                           (34.31)   (36.44) (4.76)   (6.21)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -- www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Performance shown prior to the inception of the Administrator Class and Institutional Class shares, on April 11, 2005, reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. The Class A, Class B, and Class C shares incepted on December 29, 2000.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                 10 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 31, 1993

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary       (10%)
Consumer Staples              (4%)
Energy                        (7%)
Financials                    (5%)
Health Care                  (28%)
Industrials                   (7%)
Information Technology       (32%)
Materials                     (5%)
Telecommunication Services    (2%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

St. Jude Medical Incorporated                        4.71%
Google Incorporated Class A                          4.06%
Cognizant Technology Solutions Corporation Class A   3.58%
Mettler-Toledo International Incorporated            2.82%
Shire plc ADR                                        2.69%
Baxter International Incorporated                    2.51%
Hewlett-Packard Company                              2.38%
Charles Schwab Corporation                           2.31%
Abbott Laboratories                                  2.23%
VistaPrint Limited                                   2.20%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 11


                             Performance Highlights

                                   WELLS FARGO ADVANTAGE GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                        Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                  ----------------------------------  ----------------------------------  ----------------
GROWTH FUND                       6-Months*  1-Year  5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year  Gross(4)  Net(5)
-----------                       ---------  ------  ------  -------  ---------  ------  ------  -------  --------  ------
Class A (SGRAX)                    (37.58)   (39.26) (2.11)   (1.41)   (33.77)   (35.56) (0.94)   (0.82)    1.35     1.30
Class C (WGFCX)                    (34.95)   (37.00) (1.64)   (1.61)   (33.95)   (36.00) (1.64)   (1.61)    2.10     2.05
Administrator Class (SGRKX)                                            (33.65)   (35.36) (0.56)   (0.42)    1.17     0.96
Institutional Class (SGRNX)                                            (33.58)   (35.24) (0.43)   (0.22)    0.90     0.80
Investor Class (SGROX)                                                 (33.77)   (35.63) (1.04)   (0.79)    1.46     1.40
Russell 3000(R) Growth Index(6)                                        (34.68)   (36.51) (4.75)   (5.04)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Class A shares incepted on February 24, 2000. Effective June 20, 2008, the
     Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from February 24, 2000 through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 24, 2000, for the Class A shares reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of the Class C shares on December 26, 2002, reflects the performance of the Investor Class shares, adjusted to reflect Class C sales charges and expenses. Administrator Class shares incepted on August 30, 2002. Institutional Class shares incepted on February 24, 2000. Performance shown prior to the inception of the Administrator Class shares and Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of than those of the Administrator Class shares and the Institutional Class shares. Investor Class shares incepted on December 31, 1993.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 3000 Growth Index measures the performance of those Russell
     3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this Index are also members of either the Russell 1000 Growth Index or the Russell 2000(R) Growth Index. You cannot invest directly in an Index.

                  12 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Joseph M. Eberhardy, CFA, CPA
Thomas C. Ognar, CFA
Bruce C. Olson, CFA

FUND INCEPTION

December 30, 1981

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary        (8%)
Consumer Staples             (10%)
Energy                        (6%)
Financials                    (4%)
Health Care                  (27%)
Industrials                   (8%)
Information Technology       (30%)
Materials                     (5%)
Telecommunication Services    (2%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

Google Incorporated Class A                          4.43%
St. Jude Medical Incorporated                        4.15%
Hewlett-Packard Company                              3.39%
Cognizant Technology Solutions Corporation Class A   3.16%
QUALCOMM Incorporated                                2.91%
Apple Incorporated                                   2.68%
Baxter International Incorporated                    2.58%
Abbott Laboratories                                  2.48%
Wal-Mart Stores Incorporated                         2.40%
Cisco Systems Incorporated                           2.36%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 13


                             Performance Highlights

                         WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JANUARY 31, 2009)

                                                                          Expense Ratio
                                                                        -----------------
LARGE CAP GROWTH FUND          6-Months*    1-Year   5-Year   10-Year   Gross(3)   Net(4)
---------------------          ---------   -------   ------   -------   --------   ------
Investor Class (STRFX)          (32.95)    (34.40)   (3.40)    (4.08)     1.43      1.19
Russell 1000 Growth Index(5)    (34.31)    (36.44)   (4.76)    (5.29)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  14 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER

David A. Katz, CFA

FUND INCEPTION

December 29, 1995

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                  (PIE CHART)

Consumer Discretionary   (19%)
Consumer Staples          (6%)
Energy                   (16%)
Financials               (12%)
Health Care              (10%)
Industrials               (8%)
Information Technology   (27%)
Materials                 (2%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

Devon Energy Corporation             4.17%
Wyeth                                4.03%
Walgreen Company                     4.01%
ConocoPhillips                       3.99%
Valero Energy Corporation            3.97%
Chevron Corporation                  3.91%
McGraw-Hill Companies Incorporated   3.70%
Cisco Systems Incorporated           3.60%
Tyco International Limited           3.48%
Microsoft Corporation                3.44%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 15


                             Performance Highlights

                       WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                Including Sales Charge               Excluding Sales Charge          Expense Ratio
                         -----------------------------------  -----------------------------------  ----------------
LARGE COMPANY CORE FUND  6-Months*   1-Year  5-Year  10-Year  6-Months*   1-Year  5-Year  10-Year  Gross(4)  Net(5)
-----------------------  ---------  -------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (SGNAX)           (41.80)   (45.60)  (8.09)   (5.29)   (38.24)   (42.27)  (6.99)  (4.72)     1.39    1.14
Class B (SGNBX)**         (43.46)   (47.67)  (8.18)   (5.11)   (38.46)   (42.67)  (7.62)  (5.11)     2.14    1.89
Class C (SGNCX)           (39.47)   (43.68)  (7.63)   (5.32)   (38.47)   (42.68)  (7.63)  (5.32)     2.14    1.89
Administrator Class
   (SGIKX)                                                     (38.17)   (42.15)  (6.76)  (4.48)     1.21    0.95
Institutional Class
   (SGNIX)                                                     (38.11)   (42.00)  (6.49)  (4.18)     0.94    0.66
Investor Class (SGRIX)                                         (38.30)   (42.37)  (7.10)  (4.74)     1.49    1.28
S&P 500 Index(6)                                               (33.95)   (38.63)  (4.24)  (2.65)

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Prior to July 18, 2008, the Fund was named the Growth and Income Fund.
     Class A shares incepted on February 29, 2000. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for Class A from February 29, 2000, through June 20, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for Class A reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges. Performance shown prior to the inception of Class B and Class C reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses. Administrator Class shares incepted on December 31, 2001. Institutional Class shares incepted on February 29, 2000. Performance shown prior to the inception of the Administrator Class shares and Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and Institutional Class shares. Investor Class shares incepted on December 29, 1995. Class B and Class C shares incepted on July 18, 2008.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                 16 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Phocas Financial Corporation

PORTFOLIO MANAGERS

Stephen L. Block, CFA
William F.K. Schaff, CFA

FUND INCEPTION

July 1, 1993

SECTOR DISTRIBUTION (1)
(AS OF JANUARY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (10%)
Consumer Staples             (11%)
Energy                       (17%)
Financials                   (21%)
Health Care                  (11%)
Industrials                  (8%)
Information Technology       (5%)
Materials                    (2%)
Telecommunication Services   (7%)
Utilities                    (8%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF JANUARY 31, 2009)

Exxon Mobil Corporation               8.76%
AT&T Incorporated                     4.12%
ConocoPhillips                        3.49%
General Electric Company              3.27%
Johnson & Johnson                     3.21%
Walgreen Company                      2.65%
Verizon Communications Incorporated   2.52%
Bristol-Myers Squibb Company          2.49%
Entergy Corporation                   2.40%
JPMorgan Chase & Company              2.38%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 17


                             Performance Highlights

                      WELLS FARGO ADVANTAGE LARGE COMPANY VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                     Including Sales Charge               Excluding Sales Charge          Expense Ratio
                              -----------------------------------  -----------------------------------  ----------------
LARGE COMPANY VALUE FUND      6-Months*   1-Year  5-Year  10-Year  6-Months*  1-Year   5-Year  10-Year  Gross(4)  Net(5)
----------------------------  ---------  -------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (WLCAX)                (37.84)   (41.37)  (3.65)   (0.21)   (34.05)   (37.78)  (2.49)    0.39     1.37     1.25
Class C (WFLVX)                (35.26)   (39.20)  (3.11)   (0.28)   (34.26)   (38.20)  (3.11)   (0.28)    2.12     2.00
Administrator Class (WWIDX)                                         (33.91)   (37.59)  (2.12)    0.73     1.19     0.96
Institutional Class (WLCIX)                                         (33.79)   (37.47)  (2.39)    0.50     0.92     0.75
Investor Class (SDVIX)                                              (34.07)   (37.84)  (2.51)    0.44     1.49     1.35
Russell 1000 Value Index (6)                                        (35.10)   (41.78)  (3.52)    0.05

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Prior to March 21, 2008, the Wells Fargo Advantage Large Company Value Fund was named the Wells Fargo Advantage Dividend Income Fund. The performance figures prior to March 21, 2008 do not reflect the Fund's current investment objective and strategies. Class A and Class C shares incepted on March 31, 2008. Performance shown prior to the inception of Class A and Class C reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. Administrator Class shares incepted on December 31, 2001. Institutional Class shares incepted on March 31, 2008. Performance shown prior to the inception of the Administrator Class shares and Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares and the Institutional Class shares. Investor Class shares incepted on July 1, 1993. Performance shown prior to April 11, 2005, for the Investor Class shares reflects the performance of the Investor Class shares of the Strong Dividend Income Fund.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                 18 Wells Fargo Advantage Large Cap Stock Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE U.S. VALUE FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE U.S. VALUE FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Robert J. Costomiris, CFA
Bryant VanCronkhite, CFA

FUND INCEPTION

December 29, 1995

SECTOR DISTRIBUTION (1)
(AS OF JANUARY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary       (9%)
Consumer Staples             (14%)
Energy                       (21%)
Financials                   (8%)
Health Care                  (9%)
Industrials                  (11%)
Information Technology       (13%)
Materials                    (3%)
Telecommunication Services   (3%)
Utilities                    (9%)

TEN LARGEST EQUITY HOLDINGS (2)
(AS OF JANUARY 31, 2009)

Exxon Mobil Corporation            7.93%
Chevron Corporation                4.10%
Kraft Foods Incorporated Class A   3.74%
Johnson & Johnson                  3.35%
General Electric Company           3.21%
The Coca-Cola Company              3.12%
AT & T Incorporated                2.78%
Walgreen Company                   2.61%
Total SA Sponsored ADR             2.37%
Intel Corporation                  2.25%

----------

(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

                 Wells Fargo Advantage Large Cap Stock Funds 19


                             Performance Highlights

                               WELLS FARGO ADVANTAGE U.S. VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JANUARY 31, 2009)

                                     Including Sales Charge               Excluding Sales Charge          Expense Ratio
                              -----------------------------------  -----------------------------------  ----------------
U.S. VALUE FUND               6-Months*   1-Year  5-Year  10-Year  6-Months*  1-Year   5-Year  10-Year  Gross(4)  Net(5)
----------------------------  ---------  -------  ------  -------  ---------  -------  ------  -------  --------  ------
Class A (WFUAX)                (35.25)   (40.78)  (6.02)   (2.31)   (31.31)   (37.19)  (4.91)   (1.73)    1.39     1.25
Class B (WFUBX)**              (36.56)   (42.67)  (6.13)   (2.21)   (31.56)   (37.67)  (5.62)   (2.21)    2.14     2.00
Class C (WFUCX)                (32.65)   (38.73)  (5.65)   (2.44)   (31.65)   (37.73)  (5.65)   (2.44)    2.14     2.00
Administrator Class (SEQKX)                                         (31.17)   (36.99)  (4.60)   (1.37)    1.21     0.96
Investor Class (SEQIX)                                              (31.32)   (37.23)  (4.96)   (1.72)    1.51     1.32
Russell 1000 Value Index(6)                                         (35.10)   (41.78)  (3.52)    0.05

*    Returns for periods of less than one year are not annualized.

** Class B shares are closed to new investment, except in connection with the reinvestment of any distributions and permitted exchanges.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Performance shown prior to the inception of Class A, Class B and Class C on November 30, 2000, reflects the performance of the Investor Class shares, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Administrator Class shares on December 31, 2001, reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Investor Class shares incepted on December 29, 1995. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

(4.) Reflects the gross expense ratio as stated in the December 1, 2008, prospectus.

(5.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6.) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                 20 Wells Fargo ADvantage Large Cap Stock Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from August 1, 2008 to January 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning         Ending        Expenses
                                             Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND      08-01-2008      01-31-2009     Period(1)    Expense Ratio
------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                      $1,000.00       $  578.50        $ 4.97         1.25%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.90        $ 6.36         1.25%
CLASS C
   Actual                                      $1,000.00       $  576.50        $ 7.95         2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.12        $10.16         2.00%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  579.10        $ 3.74         0.94%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.47        $ 4.79         0.94%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00       $  580.00        $ 2.99         0.75%
   Hypothetical (5% Return before expenses     $1,000.00       $1,021.42        $ 3.82         0.75%
INVESTOR CLASS
   Actual                                      $1,000.00       $  578.10        $ 5.41         1.36%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.35        $ 6.92         1.36%

                 Wells Fargo Advantage Large Cap Stock Funds 21


                                  Fund Expenses

                                               Beginning         Ending        Expenses
                                             Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND     08-01-2008      01-31-2009     Period(1)    Expense Ratio
------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                      $1,000.00       $  581.30       $ 4.98          1.25%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.90       $ 6.36          1.25%
CLASS B
   Actual                                      $1,000.00       $  579.00       $ 7.96          2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.12       $10.16          2.00%
CLASS C
   Actual                                      $1,000.00       $  578.00       $ 7.95          2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.12       $10.16          2.00%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  581.50       $ 3.99          1.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.16       $ 5.09          1.00%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00       $  582.00       $ 3.19          0.80%
   Hypothetical (5% Return before expenses     $1,000.00       $1,021.17       $ 4.08          0.80%
WELLS FARGO ADVANTAGE GROWTH FUND
CLASS A
   Actual                                      $1,000.00       $  662.30       $ 5.45          1.30%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.65       $ 6.61          1.30%
CLASS C
   Actual                                      $1,000.00       $  660.50       $ 8.58          2.05%
   Hypothetical (5% Return before expenses     $1,000.00       $1,014.87       $10.41          2.05%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  663.50       $ 4.03          0.96%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.37       $ 4.89          0.96%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00       $  664.20       $ 3.36          0.80%
   Hypothetical (5% Return before expenses     $1,000.00       $1,021.17       $ 4.08          0.80%
INVESTOR CLASS
   Actual                                      $1,000.00       $  662.30       $ 5.91          1.41%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.10       $ 7.17          1.41%
WELLS FARGO ADVANTAGE LARGE CAP GROWTH
   FUND
INVESTOR CLASS
   Actual                                      $1,000.00       $  670.50       $ 5.01          1.19%
   Hypothetical (5% Return before expenses     $1,000.00       $1,019.21       $ 6.06          1.19%
WELLS FARGO ADVANTAGE LARGE COMPANY CORE
FUND
CLASS A
   Actual                                      $1,000.00       $  617.60       $ 4.65          1.14%
   Hypothetical (5% Return before expenses     $1,000.00       $1,019.46       $ 5.80          1.14%
CLASS B
   Actual                                      $1,000.00       $  615.40       $ 7.70          1.89%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.68       $ 9.60          1.89%
CLASS C
   Actual                                      $1,000.00       $  615.30       $ 7.70          1.89%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.68       $ 9.60          1.89%

                 22 Wells Fargo Advantage Large Cap Stock Funds


                                  Fund Expenses

                                               Beginning         Ending        Expenses
WELLS FARGO ADVANTAGE LARGE COMPANY          Account Value   Account Value   Paid During     Net Annual
CORE FUND (continued)                          08-01-2008      01-31-2009     Period(1)    Expense Ratio
------------------------------------------   -------------   -------------   -----------   -------------
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  618.30        $ 3.88         0.95%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.42        $ 4.84         0.95%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00       $  618.90        $ 2.69         0.66%
   Hypothetical (5% Return before expenses     $1,000.00       $1,021.88        $ 3.36         0.66%
INVESTOR CLASS
   Actual                                      $1,000.00       $  617.00        $ 5.30         1.30%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.65        $ 6.61         1.30%
WELLS FARGO ADVANTAGE LARGE COMPANY
VALUE FUND
CLASS A
   Actual                                      $1,000.00       $  659.50        $ 5.23         1.25%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.90        $ 6.36         1.25%
CLASS C
   Actual                                      $1,000.00       $  657.40        $ 8.33         2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.08        $10.13         2.00%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  660.90        $ 4.02         0.96%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.37        $ 4.89         0.96%
INSTITUTIONAL CLASS
   Actual                                      $1,000.00       $  662.10        $ 3.14         0.75%
   Hypothetical (5% Return before expenses     $1,000.00       $1,021.42        $ 3.82         0.75%
INVESTOR CLASS
   Actual                                      $1,000.00       $  659.30        $ 5.69         1.36%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.35        $ 6.92         1.36%
WELLS FARGO ADVANTAGE U.S. VALUE FUND
CLASS A
   Actual                                      $1,000.00       $  686.90        $ 5.31         1.25%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.90        $ 6.36         1.25%
CLASS B
   Actual                                      $1,000.00       $  684.40        $ 8.49         2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.12        $10.16         2.00%
CLASS C
   Actual                                      $1,000.00       $  683.50        $ 8.49         2.00%
   Hypothetical (5% Return before expenses     $1,000.00       $1,015.12        $10.16         2.00%
ADMINISTRATOR CLASS
   Actual                                      $1,000.00       $  688.30        $ 4.09         0.96%
   Hypothetical (5% Return before expenses     $1,000.00       $1,020.37        $ 4.89         0.96%
INVESTOR CLASS
   Actual                                      $1,000.00       $  686.80        $ 5.61         1.32%
   Hypothetical (5% Return before expenses     $1,000.00       $1,018.55        $ 6.72         1.32%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                 Wells Fargo Advantage Large Cap Stock Funds 23


             Portfolio of Investments--January 31, 2009 (Unaudited)

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 97.62%
APPAREL & ACCESSORY STORES: 2.97%
     811,450   KOHL'S CORPORATION+                                                                              $    29,788,330
                                                                                                                ---------------
BIOPHARMACEUTICALS: 9.01%
     516,180   CELGENE CORPORATION+                                                                                  27,331,731
     820,706   GILEAD SCIENCES INCORPORATED+                                                                         41,667,244
     515,260   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                          21,357,527
                                                                                                                     90,356,502
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.79%
     156,202   FASTENAL COMPANY<<                                                                                     5,338,984
     691,830   LOWE'S COMPANIES INCORPORATED                                                                         12,639,734
                                                                                                                     17,978,718
                                                                                                                ---------------
BUSINESS SERVICES: 5.29%
     951,400   ACTIVISION BLIZZARD INCORPORATED+<<                                                                    8,334,264
      88,044   GOOGLE INCORPORATED CLASS A+                                                                          29,805,535
     885,400   ORACLE CORPORATION+                                                                                   14,901,282
                                                                                                                     53,041,081
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 5.95%
     239,081   ABBOTT LABORATORIES                                                                                   13,254,651
     136,300   MOSAIC COMPANY                                                                                         4,861,821
     439,060   PRAXAIR INCORPORATED                                                                                  27,335,876
     260,950   PROCTER & GAMBLE COMPANY                                                                              14,221,775
                                                                                                                     59,674,123
                                                                                                                ---------------
COMMUNICATIONS: 8.60%
     918,974   AMERICAN TOWER CORPORATION CLASS A+<<                                                                 27,881,671
   1,156,784   DIRECTV GROUP INCORPORATED+<<                                                                         25,333,570
     277,872   EQUINIX INCORPORATED+<<                                                                               14,824,471
     936,787   NII HOLDINGS INCORPORATED+                                                                            18,173,668
                                                                                                                     86,213,380
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 1.77%
     419,430   JPMORGAN CHASE & COMPANY                                                                              10,699,659
     301,243   STATE STREET CORPORATION                                                                               7,009,925
                                                                                                                     17,709,584
                                                                                                                ---------------
EATING & DRINKING PLACES: 5.23%
     579,250   MCDONALD'S CORPORATION                                                                                33,608,085
     657,350   YUM! BRANDS INCORPORATED<<                                                                            18,813,357
                                                                                                                     52,421,442
                                                                                                                ---------------
EDUCATIONAL SERVICES: 2.25%
     277,246   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  22,584,459
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 12.31%
     699,700   BROADCOM CORPORATION CLASS A+                                                                         11,090,245
   1,422,750   CISCO SYSTEMS INCORPORATED+                                                                           21,298,568
     186,289   FIRST SOLAR INCORPORATED+<<                                                                           26,602,069
   1,231,830   QUALCOMM INCORPORATED                                                                                 42,559,727
   2,902,700   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                21,886,358
                                                                                                                    123,436,967
                                                                                                                ---------------

                 24 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
GENERAL MERCHANDISE STORES: 3.02%
     642,940   WAL-MART STORES INCORPORATED                                                                     $    30,295,333
                                                                                                                ---------------
HEALTH SERVICES: 0.73%
     123,750   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                          7,326,000
                                                                                                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.55%
     273,150   FOSTER WHEELER LIMITED+                                                                                5,454,806
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 13.83%
     202,945   APPLE INCORPORATED+                                                                                   18,291,433
   2,193,983   EMC CORPORATION+                                                                                      24,221,572
     479,870   GAMESTOP CORPORATION CLASS A+                                                                         11,891,179
     606,942   HEWLETT-PACKARD COMPANY                                                                               21,091,235
     372,743   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           34,161,896
     444,400   NATIONAL OILWELL VARCO INCORPORATED+                                                                  11,749,936
     311,600   RESEARCH IN MOTION LIMITED+<<                                                                         17,262,640
                                                                                                                    138,669,891
                                                                                                                ---------------
INSURANCE CARRIERS: 6.46%
     717,060   METLIFE INCORPORATED                                                                                  20,601,134
     700,411   THE TRAVELERS COMPANIES INCORPORATED                                                                  27,063,881
     602,150   UNITEDHEALTH GROUP INCORPORATED                                                                       17,058,910
                                                                                                                     64,723,925
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 3.47%
     353,000   COVIDIEN LIMITED                                                                                      13,534,020
     591,870   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                              21,265,889
                                                                                                                     34,799,909
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.89%
     244,000   ST. JUDE MEDICAL INCORPORATED+                                                                         8,874,280
                                                                                                                ---------------
METAL MINING: 0.78%
     195,900   NEWMONT MINING CORPORATION                                                                             7,792,902
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 2.38%
     886,741   CVS CAREMARK CORPORATION                                                                              23,835,598
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.95%
     182,900   OCCIDENTAL PETROLEUM CORPORATION                                                                       9,977,195
     329,850   PIONEER NATURAL RESOURCES COMPANY                                                                      4,829,004
     320,343   TRANSOCEAN LIMITED+                                                                                   17,497,135
     664,472   WEATHERFORD INTERNATIONAL LIMITED+                                                                     7,329,126
                                                                                                                     39,632,460
                                                                                                                ---------------
OIL COMPANIES: 2.57%
     984,400   PETROLEO BRASILEIRO SA ADR+                                                                           25,791,280
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.18%
     145,782   GOLDMAN SACHS GROUP INCORPORATED                                                                      11,768,981
                                                                                                                ---------------
TRANSPORTATIONBY AIR: 0.56%
     588,084   UAL CORPORATION+<<                                                                                     5,551,513
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 25


             Portfolio of Investments--January 31, 2009 (Unaudited)

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
TRANSPORTATION EQUIPMENT: 2.08%
     166,800   ITT CORPORATION                                                                                  $     7,552,704
     162,550   LOCKHEED MARTIN CORPORATION                                                                           13,335,598
                                                                                                                     20,888,302
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $1,335,754,283)                                                                           978,609,766
                                                                                                                ---------------
COLLATERAL FORSECURITIES LENDING: 11.48%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.28%
   5,715,276   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       5,715,276
   5,715,276   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           5,715,276
   5,715,276   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             5,715,276
   5,715,276   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  5,715,276
                                                                                                                     22,861,104
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.20%
 $ 1,801,554   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.39%     02/05/2009          1,801,457
   1,863,677   AEGON NV                                                                 0.55      02/13/2009          1,863,307
     310,613   AEGON NV                                                                 0.60      02/13/2009            310,546
   1,987,922   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.39      02/09/2009          1,987,758
   1,925,800   AMERICAN HONDA FINANCE CORPORATION                                       0.35      02/06/2009          1,925,687
   1,900,951   AMSTEL FUNDING CORPORATION++                                             1.20      02/13/2009          1,900,127
   2,050,045   AMSTERDAM FUNDING CORPORATION++                                          0.50      02/23/2009          2,049,390
   1,553,064   ANTALIS US FUNDING CORPORATION++                                         0.70      02/19/2009          1,552,490
   1,677,309   ANZ DELAWARE INCORPORATED                                                0.25      02/18/2009          1,677,142
   1,863,677   ATLANTIC ASSET SECURITIZATION CORPORATION++                              0.30      02/12/2009          1,863,491
   1,987,922   BANK OF IRELAND++                                                        0.60      02/03/2009          1,987,823
   2,174,290   BARCLAYS BANK (NEW YORK) PLC+/-                                          0.69      02/11/2009          2,174,383
   1,925,116   BRYANT BANK FUNDING LLC++                                                0.45      02/17/2009          1,924,707
   1,863,677   CALYON NY                                                                3.12      02/09/2009          1,864,870
   2,174,290   CANCARA ASSET SECURITIZATION LIMITED++                                   0.40      02/09/2009          2,174,072
   1,366,696   CHARIOT FUNDING LLC++                                                    0.45      02/25/2009          1,366,269
   1,586,033   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      02/25/2008             26,170
   1,221,084   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      05/19/2008             20,148
     869,716   CLIPPER RECEIVABLES CORPORATION++                                        0.75      02/03/2009            869,662
     745,471   CLIPPER RECEIVABLES CORPORATION++                                        0.80      02/06/2009            745,371
   1,987,922   CME GROUP INCORPORATED++                                                 0.45      02/06/2009          1,987,773
     167,731   COLORADO HOUSING & FINANCE AUTHORITY+/- ss                               3.90      10/01/2038            167,731
     931,839   CONOCOPHILLIPS                                                           0.45      02/09/2009            931,734
   1,677,309   DANSKE BANK A/S COPENHAGEN                                               0.38      02/02/2009          1,677,309
   1,118,206   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/- ss                      5.75      12/15/2037          1,118,206
   1,863,677   E.ON AG++                                                                0.50      02/20/2009          1,863,159
   2,112,167   ENTERPRISE FUNDING LLC++                                                 0.45      02/18/2009          2,111,692
     186,368   ERASMUS CAPITAL CORPORATION++                                            0.50      02/03/2009            186,360
   1,987,922   ERASMUS CAPITAL CORPORATION++                                            0.60      02/02/2009          1,987,856
     993,961   FAIRWAY FINANCE CORPORATION++                                            0.36      02/02/2009            993,941
   1,987,922   GEMINI SECURITIZATION INCORPORATED++                                     0.33      02/10/2009          1,987,740
     117,971   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $117,974)                  0.29      02/02/2009            117,971
   1,677,309   GREENWICH CAPITAL HOLDINGS INCORPORATED                                  0.37      02/02/2009          1,677,275
   5,850,910   GRYPHON FUNDING LIMITED(a)(i)                                            0.00      08/23/2009          2,435,149
     102,502   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/- ss                   1.25      11/01/2042            102,502
     124,245   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/- ss                      1.00      01/01/2018            124,245
     186,368   IRISH LIFE & PERMANENT PLC                                               0.90      02/02/2009            186,358

                 26 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

CAPITAL GROWTH FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,801,554   IRISH LIFE & PERMANENT PLC                                               1.05%     02/02/2009        $ 1,801,449
     186,368   IRISH LIFE & PERMANENT PLC++                                             1.30      02/24/2009            186,206
     186,368   KANSAS CITY MO SPL GO+/- ss                                              1.00      04/15/2025            186,368
   1,987,922   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.72      02/26/2009          1,986,888
     317,571   KITTY HAWK FUNDING CORPORATION++                                         0.25      02/02/2009            317,566
   1,987,922   LIBERTY STREET FUNDING CORPORATION++                                     0.48      02/25/2009          1,987,260
     838,655   LMA AMERICAS LLC++                                                       0.55      02/26/2009            838,322
   1,863,677   MATCHPOINT MASTER TRUST++                                                0.45      02/18/2009          1,863,258
   1,987,922   METLIFE SHORT TERM FUNDING LLC++                                         0.50      02/12/2009          1,987,591
     267,127   MISSISSIPPI STATE GO+/- ss                                               5.00      11/01/2028            267,127
   1,863,677   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $1,863,719)                0.27      02/02/2009          1,863,677
     124,245   NEW JERSEY STATE TURNPIKE AUTHORITY+/- ss                                3.75      01/01/2018            124,245
   1,987,922   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                0.40      02/02/2009          1,987,878
   2,112,167   PARK AVENUE RECEIVABLES CORPORATION++                                    0.35      02/02/2009          2,112,126
     496,981   RANGER FUNDING CORPORATION++                                             0.35      02/02/2009            496,971
   1,242,451   RBS CITIZENS (GRAND CAYMAN)                                              0.31      02/05/2009          1,242,451
   1,996,992   REGENCY MARKETS #1 LLC++                                                 0.35      02/09/2009          1,996,817
   1,242,451   ROMULUS FUNDING CORPORATION++                                            0.80      02/26/2009          1,241,733
     621,226   ROMULUS FUNDING CORPORATION++                                            0.85      02/25/2009            620,859
   1,918,159   SALISBURY RECEIVABLES COMPANY++                                          0.30      02/03/2009          1,918,111
   1,242,451   SOCIETE GENERALE NORTH AMERICA INCORPORATED                              0.35      02/10/2009          1,242,331
     496,981   STARBIRD FUNDING CORPORATION++                                           0.40      02/02/2009            496,969
     621,226   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     0.37      02/12/2009            621,149
   1,925,800   THUNDER BAY FUNDING INCORPORATED++                                       0.40      02/09/2009          1,925,607
   1,972,392   TICONDEROGA MASTER FUNDING LIMITED++                                     0.30      02/06/2009          1,972,293
   1,366,696   TULIP FUNDING CORPORATION++                                              0.40      02/05/2009          1,366,621
     310,613   TULIP FUNDING CORPORATION++                                              0.42      02/10/2009            310,577
     323,410   TULIP FUNDING CORPORATION++                                              0.60      02/09/2009            323,362
   2,174,290   UNICREDITO ITALIANO NY                                                   0.57      03/03/2009          2,174,309
   2,259,384   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38      07/28/2008          1,152,286
   1,312,059   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41      08/07/2008            669,150
   1,608,705   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.18      04/03/2008            820,440
   2,611,328   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19      02/15/2008          1,331,777
   2,449,504   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.14      02/22/2008          2,167,566
     869,716   YORKTOWN CAPITAL LLC++                                                   0.35      02/03/2009            869,689
                                                                                                                     92,212,900
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $118,875,700)                                                         115,074,004
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 27


             Portfolio of Investments--January 31, 2009 (Unaudited)

CAPITAL GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 2.11%
  21,200,466   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    21,200,466
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,200,466)                                                                      21,200,466
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,475,830,449)*                                                                111.21%                   $ 1,114,884,236
OTHER ASSETS AND LIABILITIES, NET                                                     (11.21)                      (112,413,493)
                                                                                      ------                    ---------------
TOTAL NET ASSETS                                                                      100.00%                   $ 1,002,470,743
                                                                                      ------                    ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $21,200,466.

* Cost for federal income tax purposes is $1,478,840,809 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  16,387,294
Gross unrealized depreciation                 (380,343,867)
                                             -------------
Net unrealized appreciation (depreciation)   $(363,956,573)

The accompanying notes are an integral part of these financial statements.

                 28 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

ENDEAVOR SELECT FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 95.13%
APPAREL & ACCESSORY STORES: 3.54%
     983,000   KOHL'S CORPORATION+                                                                              $    36,085,930
                                                                                                                ---------------
BIOPHARMACEUTICALS: 6.55%
     987,644   GILEAD SCIENCES INCORPORATED+                                                                         50,142,686
     401,300   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                                                          16,633,885
                                                                                                                     66,776,571
                                                                                                                ---------------
BUSINESS SERVICES: 5.27%
      99,782   GOOGLE INCORPORATED CLASS A+                                                                          33,779,200
   1,184,700   ORACLE CORPORATION+                                                                                   19,938,501
                                                                                                                     53,717,701
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 5.43%
     242,454   ABBOTT LABORATORIES                                                                                   13,441,650
     435,200   PRAXAIR INCORPORATED                                                                                  27,095,552
     271,800   PROCTER & GAMBLE COMPANY                                                                              14,813,100
                                                                                                                     55,350,302
                                                                                                                ---------------
COMMUNICATIONS: 13.43%
   1,834,447   AMERICAN TOWER CORPORATION CLASS A+                                                                   55,657,122
   1,443,800   DIRECTV GROUP INCORPORATED+<<                                                                         31,619,220
     335,563   EQUINIX INCORPORATED+<<                                                                               17,902,286
   1,634,772   NII HOLDINGS INCORPORATED+                                                                            31,714,577
                                                                                                                    136,893,205
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 1.83%
     430,500   JPMORGAN CHASE & COMPANY                                                                              10,982,055
     328,991   STATE STREET CORPORATION<<                                                                             7,655,621
                                                                                                                     18,637,676
                                                                                                                ---------------
EATING & DRINKING PLACES: 3.53%
     620,000   MCDONALD'S CORPORATION                                                                                35,972,400
                                                                                                                ---------------
EDUCATIONAL SERVICES: 2.25%
     282,031   APOLLO GROUP INCORPORATED CLASS A+<<                                                                  22,974,245
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.25%
     992,400   BROADCOM CORPORATION CLASS A+<<                                                                       15,729,540
   1,443,400   CISCO SYSTEMS INCORPORATED+                                                                           21,607,698
     228,346   FIRST SOLAR INCORPORATED+<<                                                                           32,607,809
   1,246,300   QUALCOMM INCORPORATED                                                                                 43,059,665
   2,934,200   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR<<                                              22,123,868
                                                                                                                    135,128,580
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 3.01%
     651,800   WAL-MART STORES INCORPORATED                                                                          30,712,816
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.53%
     231,549   APPLE INCORPORATED+                                                                                   20,869,511
   2,408,866   EMC CORPORATION+<<                                                                                    26,593,881
     869,552   HEWLETT-PACKARD COMPANY                                                                               30,216,932
     404,329   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           37,056,753
     603,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                  15,943,320
     314,200   RESEARCH IN MOTION LIMITED+<<                                                                         17,406,680
                                                                                                                    148,087,077
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 29


             Portfolio of Investments--January 31, 2009 (Unaudited)

ENDEAVOR SELECT FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
INSURANCE CARRIERS: 4.93%
     813,200   METLIFE INCORPORATED                                                                             $    23,363,236
     695,854   THE TRAVELERS COMPANIES INCORPORATED                                                                  26,887,799
                                                                                                                     50,251,035
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.39%
     418,200   COVIDIEN LIMITED                                                                                      16,033,788
   1,082,800   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                              38,905,004
                                                                                                                     54,938,792
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 2.68%
   1,017,019   CVS CAREMARK CORPORATION                                                                              27,337,471
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.48%
     186,300   OCCIDENTAL PETROLEUM CORPORATION<<                                                                    10,162,665
     464,373   TRANSOCEAN LIMITED+                                                                                   25,364,053
                                                                                                                     35,526,718
                                                                                                                ---------------
OIL COMPANIES: 2.83%
   1,100,300   PETROLEO BRASILEIRO SA ADR+                                                                           28,827,860
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.18%
     148,600   GOLDMAN SACHS GROUP INCORPORATED                                                                      11,996,478
                                                                                                                ---------------
TRANSPORTATION BY AIR: 0.70%
   1,036,601   DELTA AIR LINES INCORPORATED+                                                                          7,152,547
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 1.32%
     163,500   LOCKHEED MARTIN CORPORATION                                                                           13,413,539
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $1,227,810,091)                                                                           969,780,943
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 12.40%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.46%
   6,277,568   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       6,277,568
   6,277,568   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           6,277,568
   6,277,568   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             6,277,568
   6,277,568   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  6,277,568
                                                                                                                     25,110,272
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.94%
$  1,978,799   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.39%        02/05/2009          1,978,691
   2,047,033   AEGON NV                                                              0.55         02/13/2009          2,046,626
     341,172   AEGON NV                                                              0.60         02/13/2009            341,098
   2,183,502   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.39         02/09/2009          2,183,322
   2,115,267   AMERICAN HONDA FINANCE CORPORATION                                    0.35         02/06/2009          2,115,144
   2,087,974   AMSTEL FUNDING CORPORATION++                                          1.20         02/13/2009          2,087,069
   2,251,736   AMSTERDAM FUNDING CORPORATION++                                       0.50         02/23/2009          2,251,017
   1,705,861   ANTALIS US FUNDING CORPORATION++                                      0.70         02/19/2009          1,705,231
   1,842,330   ANZ DELAWARE INCORPORATED                                             0.25         02/18/2009          1,842,145
   2,047,033   ATLANTIC ASSET SECURITIZATION CORPORATION++                           0.30         02/12/2009          2,046,828
   2,183,502   BANK OF IRELAND++                                                     0.60         02/03/2009          2,183,393
   2,388,205   BARCLAYS BANK (NEW YORK) PLC+/-                                       0.69         02/11/2009          2,388,307
   2,114,517   BRYANT BANK FUNDING LLC++                                             0.45         02/17/2009          2,114,068
   2,047,033   CALYON NY                                                             3.12         02/09/2009          2,048,344

                 30 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS


             PORTFOLIO OF INVESTMENTS--JANUARY 31, 2009 (UNAUDITED)

ENDEAVOR SELECT FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  2,388,205   CANCARA ASSET SECURITIZATION LIMITED++                                0.40%        02/09/2009    $     2,387,966
   1,501,158   CHARIOT FUNDING LLC++                                                 0.45         02/25/2009          1,500,688
   1,742,073   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00         02/25/2008             28,744
   1,341,219   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00         05/19/2008             22,130
     955,282   CLIPPER RECEIVABLES CORPORATION++                                     0.75         02/03/2009            955,222
     818,813   CLIPPER RECEIVABLES CORPORATION++                                     0.80         02/06/2009            818,704
   2,183,502   CME GROUP INCORPORATED++                                              0.45         02/06/2009          2,183,338
     184,233   COLORADO HOUSING & FINANCE AUTHORITY+/- ss                            3.90         10/01/2038            184,233
   1,023,517   CONOCOPHILLIPS                                                        0.45         02/09/2009          1,023,401
   1,842,330   DANSKE BANK A/S COPENHAGEN                                            0.38         02/02/2009          1,842,330
   1,228,220   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/- ss                   5.75         12/15/2037          1,228,220
   2,047,033   E.ON AG++                                                             0.50         02/20/2009          2,046,464
   2,319,971   ENTERPRISE FUNDING LLC++                                              0.45         02/18/2009          2,319,449
     204,703   ERASMUS CAPITAL CORPORATION++                                         0.50         02/03/2009            204,695
   2,183,502   ERASMUS CAPITAL CORPORATION++                                         0.60         02/02/2009          2,183,429
   1,091,751   FAIRWAY FINANCE CORPORATION++                                         0.36         02/02/2009          1,091,729
   2,183,502   GEMINI SECURITIZATION INCORPORATED++                                  0.33         02/10/2009          2,183,302
     129,577   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $129,580)                  0.29         02/02/2009            129,577
   1,842,330   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.37         02/02/2009          1,842,292
   6,426,546   GRYPHON FUNDING LIMITED(a)(i)                                         0.00         08/23/2009          2,674,729
     112,587   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/- ss                1.25         11/01/2042            112,587
     136,469   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/- ss                   1.00         01/01/2018            136,469
     204,703   IRISH LIFE & PERMANENT PLC                                            0.90         02/02/2009            204,693
   1,978,799   IRISH LIFE & PERMANENT PLC                                            1.05         02/02/2009          1,978,683
     204,703   IRISH LIFE & PERMANENT PLC++                                          1.30         02/24/2009            204,526
     204,703   KANSAS CITY MO SPL GO+/- ss                                           1.00         04/15/2025            204,703
   2,183,502   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                        0.72         02/26/2009          2,182,366
     348,814   KITTY HAWK FUNDING CORPORATION++                                      0.25         02/02/2009            348,810
   2,183,502   LIBERTY STREET FUNDING CORPORATION++                                  0.48         02/25/2009          2,182,774
     921,165   LMA AMERICAS LLC++                                                    0.55         02/26/2009            920,799
   2,047,033   MATCHPOINT MASTER TRUST++                                             0.45         02/18/2009          2,046,572
   2,183,502   METLIFE SHORT TERM FUNDING LLC++                                      0.50         02/12/2009          2,183,138
     293,408   MISSISSIPPI STATE GO+/- ss                                            5.00         11/01/2028            293,408
   2,047,033   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED  SECURITIES (MATURITY VALUE $2,047,079)               0.27         02/02/2009          2,047,033
     136,469   NEW JERSEY STATE TURNPIKE AUTHORITY+/- ss                             3.75         01/01/2018            136,469
   2,183,502   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             0.40         02/02/2009          2,183,453
   2,319,971   PARK AVENUE RECEIVABLES CORPORATION++                                 0.35         02/02/2009          2,319,926
     545,875   RANGER FUNDING CORPORATION++                                          0.35         02/02/2009            545,865
   1,364,689   RBS CITIZENS (GRAND CAYMAN)                                           0.31         02/05/2009          1,364,689
   2,193,464   REGENCY MARKETS #1 LLC++                                              0.35         02/09/2009          2,193,272
   1,364,689   ROMULUS FUNDING CORPORATION++                                         0.80         02/26/2009          1,363,900
     682,344   ROMULUS FUNDING CORPORATION++                                         0.85         02/25/2009            681,942
   2,106,875   SALISBURY RECEIVABLES COMPANY++                                       0.30         02/03/2009          2,106,822
   1,364,689   SOCIETE GENERALE NORTH AMERICA INCORPORATED                           0.35         02/10/2009          1,364,556
     545,875   STARBIRD FUNDING CORPORATION++                                        0.40         02/02/2009            545,863
     682,344   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  0.37         02/12/2009            682,260
   2,115,267   THUNDER BAY FUNDING INCORPORATED++                                    0.40         02/09/2009          2,115,056
   2,166,443   TICONDEROGA MASTER FUNDING LIMITED++                                  0.30         02/06/2009          2,166,335
   1,501,158   TULIP FUNDING CORPORATION++                                           0.40         02/05/2009          1,501,074
     341,172   TULIP FUNDING CORPORATION++                                           0.42         02/10/2009            341,132
     355,228   TULIP FUNDING CORPORATION++                                           0.60         02/09/2009            355,175
   2,388,205   UNICREDITO ITALIANO NY                                                0.57         03/03/2009          2,388,226
   2,481,671   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.38         07/28/2008          1,265,652
   1,441,144   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41         08/07/2008            734,984

                 Wells Fargo Advantage Large Cap Stock Funds 31


             Portfolio of Investments--January 31, 2009 (Unaudited)

ENDEAVOR SELECT FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  1,766,976   VICTORIA FINANCE LLC+++/-####(a)(i)                                  1.18%         04/03/2008    $       901,158
   2,868,241   VICTORIA FINANCE LLC+++/-####(a)(i)                                  1.19          02/15/2008          1,462,803
   2,690,496   WHITE PINE FINANCE LLC+++/-####(a)(i)                                1.14          02/22/2008          2,380,820
     955,282   YORKTOWN CAPITAL LLC++                                               0.35          02/03/2009            955,255
                                                                                                                    101,285,173
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $129,902,354)                                                         126,395,445
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 4.51%
  46,016,976   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          46,016,976
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $46,016,976)                                                                      46,016,976
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,403,729,421)*                                                                               112.04%    $ 1,142,193,364
OTHER ASSETS AND LIABILITIES, Net                                                                    (12.04)       (122,757,281)
                                                                                                     ------     ---------------
TOTAL NET ASSETS                                                                                     100.00%    $ 1,019,436,083
                                                                                                     ------     ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $46,016,976.

* Cost for federal income tax purposes is $1,425,373,383 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  30,225,422
Gross unrealized depreciation                 (313,405,441)
                                             -------------
Net unrealized appreciation (depreciation)   $(283,180,019)

The accompanying notes are an integral part of these financial statements.

                 32 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.77%
APPAREL & ACCESSORY STORES: 0.40%
     245,000   URBAN OUTFITTERS INCORPORATED+                                                                   $     3,817,100
                                                                                                                ---------------
BIOPHARMACEUTICALS: 3.87%
     235,000   CEPHALON INCORPORATED+<<                                                                              18,137,300
      70,000   GENENTECH INCORPORATED+                                                                                5,686,800
     190,000   GILEAD SCIENCES INCORPORATED+                                                                          9,646,300
      85,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                             3,523,250
                                                                                                                     36,993,650
                                                                                                                ---------------
BUSINESS SERVICES: 15.89%
     215,000   ADOBE SYSTEMS INCORPORATED+                                                                            4,151,650
     264,000   CAPELLA EDUCATION COMPANY+<<                                                                          14,607,120
   1,805,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+<<                                                 33,807,650
     641,000   CONCUR TECHNOLOGIES INCORPORATED+<<                                                                   15,826,290
     106,000   F5 NETWORKS INCORPORATED+<<                                                                            2,350,020
      75,000   FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                                2,985,000
     113,000   GOOGLE INCORPORATED CLASS A+                                                                          38,253,890
     104,000   MASTERCARD INCORPORATED CLASS A<<                                                                     14,121,120
     475,000   RISKMETRICS GROUP INCORPORATED+<<                                                                      6,108,500
     188,000   SALESFORCE.COM INCORPORATED+<<                                                                         5,002,680
     264,000   VISA INCORPORATED CLASS A SHARES<<                                                                    13,028,400
      98,950   VOCUS INCORPORATED+                                                                                    1,509,977
                                                                                                                    151,752,297
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 12.34%
     380,000   ABBOTT LABORATORIES                                                                                   21,067,200
     260,000   AIR PRODUCTS & CHEMICALS INCORPORATED<<                                                               13,078,000
      25,000   BIOGEN IDEC INCORPORATED+                                                                              1,216,250
      50,000   CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                 1,220,500
     231,000   COLGATE-PALMOLIVE COMPANY                                                                             15,024,240
     239,650   ECOLAB INCORPORATED                                                                                    8,138,514
      75,000   JOHNSON & JOHNSON                                                                                      4,326,750
      83,000   MONSANTO COMPANY<<                                                                                     6,312,980
     251,500   PRAXAIR INCORPORATED                                                                                  15,658,390
     119,000   PROCTER & GAMBLE COMPANY                                                                               6,485,500
     580,000   SHIRE PLC ADR                                                                                         25,328,600
                                                                                                                    117,856,924
                                                                                                                ---------------
COAL MINING: 0.12%
      55,000   PENN VIRGINIA CORPORATION<<                                                                            1,133,000
                                                                                                                ---------------
COMMUNICATIONS: 2.74%
     163,000   AMERICAN TOWER CORPORATION CLASS A+                                                                    4,945,420
     212,000   EQUINIX INCORPORATED+<<                                                                               11,310,200
     510,000   NII HOLDINGS INCORPORATED+                                                                             9,894,000
                                                                                                                     26,149,620
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 0.40%
     285,000   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                3,776,250
                                                                                                                ---------------
E-COMMERCE/SERVICES: 1.73%
     246,000   PRICELINE.COM INCORPORATED+<<                                                                         16,504,140
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 33


              Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
EATING & DRINKING PLACES: 3.13%
     790,000   BURGER KING HOLDINGS INCORPORATED<<                                                              $    17,577,500
     213,000   MCDONALD'S CORPORATION                                                                                12,358,260
                                                                                                                     29,935,760
                                                                                                                ---------------
EDUCATIONAL SERVICES: 2.03%
     264,250   AMERICAN PUBLIC EDUCATION INCORPORATED+<<                                                             10,348,030
     415,000   K12 INCORPORATED+<<                                                                                    6,627,550
      50,000   NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INCORPORATED+<<                                              2,392,000
                                                                                                                     19,367,580
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.36%
   1,205,000   CISCO SYSTEMS INCORPORATED+                                                                           18,038,850
     163,000   EMERSON ELECTRIC COMPANY                                                                               5,330,100
      10,000   FIRST SOLAR INCORPORATED+<<                                                                            1,428,000
   2,155,000   HARMONIC INCORPORATED+                                                                                11,098,250
     420,000   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                    7,967,400
      55,000   MICROSEMI CORPORATION+                                                                                   462,000
     675,000   MONOLITHIC POWER SYSTEMS+                                                                              8,201,250
     455,000   QUALCOMM INCORPORATED                                                                                 15,720,250
      88,000   SILICON LABORATORIES INCORPORATED+<<                                                                   2,026,640
                                                                                                                     70,272,740
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.15%
      88,000   TARGET CORPORATION                                                                                     2,745,600
     378,000   WAL-MART STORES INCORPORATED                                                                          17,811,360
                                                                                                                     20,556,960
                                                                                                                ---------------
HEALTH SERVICES: 1.09%
     248,000   COVANCE INCORPORATED+<<                                                                                9,572,800
      15,000   EDWARDS LIFESCIENCES CORPORATION+                                                                        862,350
                                                                                                                     10,435,150
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.38%
     192,000   APPLE INCORPORATED+                                                                                   17,304,960
      10,000   GAMESTOP CORPORATION CLASS A+                                                                            247,800
     645,000   HEWLETT-PACKARD COMPANY                                                                               22,413,750
     414,000   INTEL CORPORATION                                                                                      5,340,600
     130,000   SMITH INTERNATIONAL INCORPORATED<<                                                                     2,951,000
      75,000   SPX CORPORATION                                                                                        3,158,250
                                                                                                                     51,416,360
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 10.02%
     232,000   BECTON DICKINSON & COMPANY                                                                            16,859,440
      90,000   COVIDIEN LIMITED                                                                                       3,450,600
     200,000   FLIR SYSTEMS INCORPORATED+<<                                                                           4,994,000
     803,000   ICON PLC ADR+                                                                                         16,140,300
     229,170   MASIMO CORPORATION+                                                                                    6,364,051
     399,000   METTLER-TOLEDO INTERNATIONAL INCORPORATED+<<                                                          26,565,420
     163,000   RAYTHEON COMPANY                                                                                       8,251,060
     182,000   THERMO FISHER SCIENTIFIC INCORPORATED+<<                                                               6,539,260
     315,000   WRIGHT MEDICAL GROUP INCORPORATED+                                                                     6,533,100
                                                                                                                     95,697,231
                                                                                                                ---------------

                 34 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 7.91%
     140,100   INTUITIVE SURGICAL INCORPORATED+<<                                                               $    14,462,523
     447,000   NUVASIVE INCORPORATED+<<                                                                              16,690,980
   1,221,700   ST. JUDE MEDICAL INCORPORATED+                                                                        44,433,229
                                                                                                                     75,586,732
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 0.92%
     163,000   EXPRESS SCRIPTS INCORPORATED+                                                                          8,762,880
                                                                                                                ---------------
MEDICAL PRODUCTS: 2.47%
     403,000   BAXTER INTERNATIONAL INCORPORATED                                                                     23,635,950
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 0.91%
     116,000   CVS CAREMARK CORPORATION                                                                               3,118,080
     505,000   DICK'S SPORTING GOODS INCORPORATED+<<                                                                  5,560,050
                                                                                                                      8,678,130
                                                                                                                ---------------
OIL & GAS EXTRACTION: 6.47%
     105,000   APACHE CORPORATION                                                                                     7,875,000
     602,000   ARENA RESOURCES INCORPORATED+                                                                         14,664,720
     139,000   CARRIZO OIL & GAS INCORPORATED+<<                                                                      1,926,540
     270,000   CNX GAS CORPORATION+                                                                                   6,987,600
     344,000   CONTINENTAL RESOURCES INCORPORATED+<<                                                                  7,110,480
     141,000   GOODRICH PETROLEUM CORPORATION+<<                                                                      4,074,900
     278,000   ULTRA PETROLEUM CORPORATION+<<                                                                         9,960,740
     248,250   XTO ENERGY INCORPORATED                                                                                9,207,593
                                                                                                                     61,807,573
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.72%
     852,000   MSCI INCORPORATED+                                                                                    14,790,720
     905,000   VISTAPRINT LIMITED+<<                                                                                 20,724,500
                                                                                                                     35,515,220
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 3.16%
      90,000   BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                             5,962,500
     285,000   NORFOLK SOUTHERN CORPORATION                                                                          10,932,600
     303,000   UNION PACIFIC CORPORATION                                                                             13,268,370
                                                                                                                     30,163,470
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.39%
       9,000   BLACKROCK INCORPORATED                                                                                   979,200
   1,605,000   CHARLES SCHWAB CORPORATION                                                                            21,811,950
                                                                                                                     22,791,150
                                                                                                                ---------------
SOCIAL SERVICES: 0.27%
     200,000   ABB LIMITED ADR<<                                                                                      2,610,000
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 1.14%
      61,000   LOCKHEED MARTIN CORPORATION                                                                            5,004,440
     123,000   UNITED TECHNOLOGIES CORPORATION                                                                        5,902,770
                                                                                                                     10,907,210
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.06%
      15,000   AIRGAS INCORPORATED                                                                                      529,650
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 35


              Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.70%
     577,000   LKQ Corporation+                                                                                 $     6,664,349
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $1,226,465,962)                                                                           943,317,076
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 17.47%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.47%
   8,289,232   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       8,289,232
   8,289,232   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           8,289,232
   8,289,232   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             8,289,232
   8,289,232   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  8,289,232
                                                                                                                     33,156,928
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------   --------------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 14.00%
$  2,612,910   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.39%     02/05/2009          2,612,769
   2,703,011   AEGON NV                                                                 0.55      02/13/2009          2,702,474
     450,502   AEGON NV                                                                 0.60      02/13/2009            450,404
   2,883,211   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.39      02/09/2009          2,882,973
   2,793,111   AMERICAN HONDA FINANCE CORPORATION                                       0.35      02/06/2009          2,792,948
   2,757,071   AMSTEL FUNDING CORPORATION++                                             1.20      02/13/2009          2,755,876
   2,973,312   AMSTERDAM FUNDING CORPORATION++                                          0.50      02/23/2009          2,972,362
   2,252,509   ANTALIS US FUNDING CORPORATION++                                         0.70      02/19/2009          2,251,677
   2,432,709   ANZ DELAWARE INCORPORATED                                                0.25      02/18/2009          2,432,466
   2,703,011   ATLANTIC ASSET SECURITIZATION CORPORATION++                              0.30      02/12/2009          2,702,740
   2,883,211   BANK OF IRELAND++                                                        0.60      02/03/2009          2,883,067
   3,153,512   BARCLAYS BANK (NEW YORK) PLC+/-                                          0.69      02/11/2009          3,153,647
   2,792,120   BRYANT BANK FUNDING LLC++                                                0.45      02/17/2009          2,791,526
   2,703,011   CALYON NY                                                                3.12      02/09/2009          2,704,741
   3,153,512   CANCARA ASSET SECURITIZATION LIMITED++                                   0.40      02/09/2009          3,153,197
   1,982,208   CHARIOT FUNDING LLC++                                                    0.45      02/25/2009          1,981,588
   2,300,326   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      02/25/2008             37,955
   1,771,016   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      05/19/2008             29,222
   1,261,405   CLIPPER RECEIVABLES CORPORATION++                                        0.75      02/03/2009          1,261,326
   1,081,204   CLIPPER RECEIVABLES CORPORATION++                                        0.80      02/06/2009          1,081,060
   2,883,211   CME GROUP INCORPORATED++                                                 0.45      02/06/2009          2,882,995
     243,271   COLORADO HOUSING & FINANCE AUTHORITY+/- SS                               3.90      10/01/2038            243,271
   1,351,505   CONOCOPHILLIPS                                                           0.45      02/09/2009          1,351,353
   2,432,709   DANSKE BANK A/S COPENHAGEN                                               0.38      02/02/2009          2,432,709
   1,621,806   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/- SS                      5.75      12/15/2037          1,621,806
   2,703,011   E.ON AG++                                                                0.50      02/20/2009          2,702,260
   3,063,412   ENTERPRISE FUNDING LLC++                                                 0.45      02/18/2009          3,062,723
     270,301   ERASMUS CAPITAL CORPORATION++                                            0.50      02/03/2009            270,290
   2,883,211   ERASMUS CAPITAL CORPORATION++                                            0.60      02/02/2009          2,883,115
   1,441,606   FAIRWAY FINANCE CORPORATION++                                            0.36      02/02/2009          1,441,577
   2,883,211   GEMINI SECURITIZATION INCORPORATED++                                     0.33      02/10/2009          2,882,947
     171,101   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $171,105)                     0.29      02/02/2009            171,101
   2,432,709   GREENWICH CAPITAL HOLDINGS INCORPORATED                                  0.37      02/02/2009          2,432,659
   8,485,951   GRYPHON FUNDING LIMITED(a)(i)                                            0.00      08/23/2009          3,531,853
     148,666   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/- SS                   1.25      11/01/2042            148,666
     180,201   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/- SS                      1.00      01/01/2018            180,201
     270,301   IRISH LIFE & PERMANENT PLC                                               0.90      02/02/2009            270,288
   2,612,910   IRISH LIFE & PERMANENT PLC                                               1.05      02/02/2009          2,612,758
     270,301   IRISH LIFE & PERMANENT PLC++                                             1.30      02/24/2009            270,067

                 36 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued_
$    270,301   KANSAS CITY MO SPL GO+/- ss                                              1.00%     04/15/2025    $       270,301
   2,883,211   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.72      02/26/2009          2,881,712
     460,593   KITTY HAWK FUNDING CORPORATION++                                         0.25      02/02/2009            460,587
   2,883,211   LIBERTY STREET FUNDING CORPORATION++                                     0.48      02/25/2009          2,882,250
   1,216,355   LMA AMERICAS LLC++                                                       0.55      02/26/2009          1,215,872
   2,703,011   MATCHPOINT MASTER TRUST++                                                0.45      02/18/2009          2,702,402
   2,883,211   METLIFE SHORT TERM FUNDING LLC++                                         0.50      02/12/2009          2,882,731
     387,432   MISSISSIPPI STATE GO+/- ss                                               5.00      11/01/2028            387,432
   2,703,011   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $2,703,072)                   0.27      02/02/2009          2,703,011
     180,201   NEW JERSEY STATE TURNPIKE AUTHORITY+/- ss                                3.75      01/01/2018            180,201
   2,883,211   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                0.40      02/02/2009          2,883,147
   3,063,412   PARK AVENUE RECEIVABLES CORPORATION++                                    0.35      02/02/2009          3,063,352
     720,803   RANGER FUNDING CORPORATION++                                             0.35      02/02/2009            720,789
   1,802,007   RBS CITIZENS (GRAND CAYMAN)                                              0.31      02/05/2009          1,802,007
   2,896,366   REGENCY MARKETS #1 LLC++                                                 0.35      02/09/2009          2,896,112
   1,802,007   ROMULUS FUNDING CORPORATION++                                            0.80      02/26/2009          1,800,966
     901,004   ROMULUS FUNDING CORPORATION++                                            0.85      02/25/2009            900,472
   2,782,029   SALISBURY RECEIVABLES COMPANY++                                          0.30      02/03/2009          2,781,959
   1,802,007   SOCIETE GENERALE NORTH AMERICA INCORPORATED                              0.35      02/10/2009          1,801,832
     720,803   STARBIRD FUNDING CORPORATION++                                           0.40      02/02/2009            720,787
     901,004   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     0.37      02/12/2009            900,892
   2,793,111   THUNDER BAY FUNDING INCORPORATED++                                       0.40      02/09/2009          2,792,832
   2,860,686   TICONDEROGA MASTER FUNDING LIMITED++                                     0.30      02/06/2009          2,860,543
   1,982,208   TULIP FUNDING CORPORATION++                                              0.40      02/05/2009          1,982,098
     450,502   TULIP FUNDING CORPORATION++                                              0.42      02/10/2009            450,449
     469,062   TULIP FUNDING CORPORATION++                                              0.60      02/09/2009            468,992
   3,153,512   UNICREDITO ITALIANO NY                                                   0.57      03/03/2009          3,153,539
   3,276,929   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38      07/28/2008          1,671,234
   1,902,963   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41      08/07/2008            970,511
   2,333,209   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.18      04/03/2008          1,189,936
   3,787,377   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19      02/15/2008          1,931,562
   3,552,673   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.14      02/22/2008          3,143,760
   1,261,405   YORKTOWN CAPITAL LLC++                                                   0.35      02/03/2009          1,261,366
                                                                                                                    133,742,293
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $171,975,922)                                                         166,899,221
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 37


              Portfolio of Investment--January 31, 2009 (Unaudited)

GROWTH FUND

   SHARES      SECURITY NAME                                                                                          VALUE
------------   --------------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 1.64%
  15,697,336   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $    15,697,336
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,697,336)                                                                      15,697,336
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,414,139,220)*                                                                               117.88%    $ 1,125,913,633
OTHER ASSETS AND LIABILITIES, NET                                                                    (17.88)       (170,817,674)
                                                                                                     ------     ---------------
TOTAL NET ASSETS                                                                                     100.00%    $   955,095,959
                                                                                                     ------     ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $15,697,336.

* Cost for federal income tax purposes is $1,419,327,792 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  12,073,444
Gross unrealized depreciation                 (305,487,603)
                                             -------------
Net unrealized appreciation (depreciation)   $(293,414,159)

The accompanying notes are an integral part of these financial statements.

                 38 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.47%
BIOPHARMACEUTICALS: 5.40%
      52,000   CEPHALON INCORPORATED+<<                                                                         $     4,013,360
      29,000   GENENTECH INCORPORATED+                                                                                2,355,960
      79,000   GILEAD SCIENCES INCORPORATED+                                                                          4,010,830
      48,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                             1,989,600
                                                                                                                     12,369,750
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.68%
      85,000   LOWE'S COMPANIES INCORPORATED                                                                          1,552,950
                                                                                                                ---------------
BUSINESS SERVICES: 13.77%
     138,000   ADOBE SYSTEMS INCORPORATED+                                                                            2,664,780
     380,000   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                    7,117,400
      29,500   GOOGLE INCORPORATED CLASS A+                                                                           9,986,635
      25,000   MASTERCARD INCORPORATED CLASS A<<                                                                      3,394,500
     205,000   ORACLE CORPORATION+                                                                                    3,450,150
      47,000   SALESFORCE.COM INCORPORATED+                                                                           1,250,670
      74,000   VISA INCORPORATED CLASS A SHARES<<                                                                     3,651,900
                                                                                                                     31,516,035
                                                                                                                ---------------
CASINO & GAMING: 0.18%
      14,000   WYNN RESORTS LIMITED+<<                                                                                  421,120
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 14.45%
     101,000   ABBOTT LABORATORIES                                                                                    5,599,440
      65,000   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                  3,269,500
       8,000   AMGEN INCORPORATED+                                                                                      438,800
       9,000   BIOGEN IDEC INCORPORATED+                                                                                437,850
      62,000   COLGATE-PALMOLIVE COMPANY                                                                              4,032,480
      53,000   ECOLAB INCORPORATED                                                                                    1,799,880
      38,000   JOHNSON & JOHNSON                                                                                      2,192,220
      35,000   MONSANTO COMPANY                                                                                       2,662,100
      60,000   PRAXAIR INCORPORATED                                                                                   3,735,600
      69,000   PROCTER & GAMBLE COMPANY                                                                               3,760,500
     118,000   SHIRE PLC ADR                                                                                          5,153,060
                                                                                                                     33,081,430
                                                                                                                ---------------
COMMUNICATIONS: 2.65%
      85,000   AMERICAN TOWER CORPORATION CLASS A+                                                                    2,578,900
      80,000   DIRECTV GROUP INCORPORATED+<<                                                                          1,752,000
      90,000   NII HOLDINGS INCORPORATED+                                                                             1,746,000
                                                                                                                      6,076,900
                                                                                                                ---------------
E-COMMERCE/SERVICES: 0.95%
      37,000   AMAZON.COM INCORPORATED+<<                                                                             2,176,340
                                                                                                                ---------------
EATING & DRINKING PLACES: 2.75%
      82,000   BURGER KING HOLDINGS INCORPORATED<<                                                                    1,824,500
      77,000   MCDONALD'S CORPORATION                                                                                 4,467,540
                                                                                                                      6,292,040
                                                                                                                ---------------
EDUCATIONAL SERVICES: 1.00%
      28,000   APOLLO GROUP INCORPORATED CLASS A+                                                                     2,280,880
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 39


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 6.98%
     355,000  CISCO SYSTEMS INCORPORATED+                                                                       $     5,314,350
      59,000  EMERSON ELECTRIC COMPANY                                                                                1,929,300
       2,500  FIRST SOLAR INCORPORATED+<<                                                                               357,000
      96,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                     1,821,120
     190,000  QUALCOMM INCORPORATED                                                                                   6,564,500
                                                                                                                     15,986,270
                                                                                                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.69%
      50,000  ACCENTURE LIMITED CLASS A                                                                               1,578,000
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 2.18%
      41,000  KRAFT FOODS INCORPORATED CLASS A                                                                        1,150,050
      90,000  THE COCA-COLA COMPANY                                                                                   3,844,800
                                                                                                                      4,994,850
                                                                                                                ---------------
FOOD STORES: 0.52%
      55,000  SAFEWAY INCORPORATED                                                                                    1,178,650
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 3.18%
      60,000  TARGET CORPORATION<<                                                                                    1,872,000
     115,000  WAL-MART STORES INCORPORATED                                                                            5,418,800
                                                                                                                      7,290,800
                                                                                                                ---------------
HEALTH SERVICES: 0.86%
      51,000  COVANCE INCORPORATED+                                                                                   1,968,600
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.99%
      67,000  APPLE INCORPORATED+                                                                                     6,038,710
     120,000  EMC CORPORATION+                                                                                        1,324,800
     220,000  HEWLETT-PACKARD COMPANY                                                                                 7,645,000
     208,000  INTEL CORPORATION                                                                                       2,683,200
      44,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             4,032,600
      50,000  SMITH INTERNATIONAL INCORPORATED                                                                        1,135,000
                                                                                                                     22,859,310
                                                                                                                ---------------
INSURANCE CARRIERS: 0.29%
      17,000  THE TRAVELERS COMPANIES INCORPORATED                                                                      656,880
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 5.17%
      58,000  BECTON DICKINSON & COMPANY                                                                              4,214,860
      55,000  COVIDIEN LIMITED                                                                                        2,108,700
      35,000  RAYTHEON COMPANY                                                                                        1,771,700
     104,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  3,736,720
                                                                                                                     11,831,980
                                                                                                                ---------------
MEDICAL EQUIPMENT & SUPPLIES: 5.32%
      27,400  INTUITIVE SURGICAL INCORPORATED+<<                                                                      2,828,502
     257,000  ST. JUDE MEDICAL INCORPORATED+                                                                          9,347,090
                                                                                                                     12,175,592
                                                                                                                ---------------
MEDICAL MANAGEMENT SERVICES: 0.94%
      40,000  EXPRESS SCRIPTS INCORPORATED+                                                                           2,150,400
                                                                                                                ---------------
MEDICAL PRODUCTS: 2.54%
      99,000  BAXTER INTERNATIONAL INCORPORATED                                                                       5,806,350
                                                                                                                ---------------

                 40 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MISCELLANEOUS RETAIL: 1.27%
      17,000   COSTCO WHOLESALE CORPORATION<<                                                                   $       765,510
      80,000   CVS CAREMARK CORPORATION                                                                               2,150,400
                                                                                                                      2,915,910
                                                                                                                ---------------
MOTION PICTURES: 0.77%
      85,000   WALT DISNEY COMPANY                                                                                    1,757,800
                                                                                                                ---------------
OIL & GAS EXTRACTION: 5.76%
      54,000   APACHE CORPORATION                                                                                     4,050,000
      45,000   EOG RESOURCES INCORPORATED                                                                             3,049,650
      49,000   ULTRA PETROLEUM CORPORATION+                                                                           1,755,670
      40,000   WEATHERFORD INTERNATIONAL LIMITED+                                                                       441,200
     105,000   XTO ENERGY INCORPORATED                                                                                3,894,450
                                                                                                                     13,190,970
                                                                                                                ---------------
RAILROAD TRANSPORTATION: 3.15%
      23,000   BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                             1,523,750
      65,000   NORFOLK SOUTHERN CORPORATION                                                                           2,493,400
      73,000   UNION PACIFIC CORPORATION                                                                              3,196,670
                                                                                                                      7,213,820
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.36%
       2,000   BLACKROCK INCORPORATED                                                                                   217,600
     386,000   CHARLES SCHWAB CORPORATION                                                                             5,245,740
       7,000   GOLDMAN SACHS GROUP INCORPORATED                                                                         565,110
      60,000   T. ROWE PRICE GROUP INCORPORATED<<                                                                     1,654,800
                                                                                                                      7,683,250
                                                                                                                ---------------
SOCIAL SERVICES: 0.31%
      55,000   ABB LIMITED ADR                                                                                          717,750
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.59%
      46,000   LOCKHEED MARTIN CORPORATION                                                                            3,773,840
      45,000   UNITED TECHNOLOGIES CORPORATION                                                                        2,159,550
                                                                                                                      5,933,390
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.77%
      39,000   AMERISOURCEBERGEN CORPORATION                                                                          1,416,480
       8,000   MCKESSON CORPORATION                                                                                     353,600
                                                                                                                      1,770,080
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $312,803,776)                                                                             225,428,097
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 9.66%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.92%
   1,098,710   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                       1,098,710
   1,098,710   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                           1,098,710
   1,098,710   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                             1,098,710
   1,098,710   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                  1,098,710
                                                                                                                      4,394,840
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 41


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.74%
$    346,332   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.39%     02/05/2009    $       346,314
     358,275   AEGON NV                                                                 0.55      02/13/2009            358,204
      59,712   AEGON NV                                                                 0.60      02/13/2009             59,700
     382,160   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.39      02/09/2009            382,128
     370,217   AMERICAN HONDA FINANCE CORPORATION                                       0.35      02/06/2009            370,196
     365,440   AMSTEL FUNDING CORPORATION++                                             1.20      02/13/2009            365,282
     394,102   AMSTERDAM FUNDING CORPORATION++                                          0.50      02/23/2009            393,976
     298,562   ANTALIS US FUNDING CORPORATION++                                         0.70      02/19/2009            298,452
     322,447   ANZ DELAWARE INCORPORATED                                                0.25      02/18/2009            322,415
     358,275   ATLANTIC ASSET SECURITIZATION CORPORATION++                              0.30      02/12/2009            358,239
     382,160   BANK OF IRELAND++                                                        0.60      02/03/2009            382,141
     417,987   BARCLAYS BANK (NEW YORK) PLC+/-                                          0.69      02/11/2009            418,005
     370,086   BRYANT BANK FUNDING LLC++                                                0.45      02/17/2009            370,007
     358,275   CALYON NY                                                                3.12      02/09/2009            358,504
     417,987   CANCARA ASSET SECURITIZATION LIMITED++                                   0.40      02/09/2009            417,946
     262,735   CHARIOT FUNDING LLC++                                                    0.45      02/25/2009            262,653
     304,900   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      02/25/2008              5,031
     234,742   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      05/19/2008              3,873
     167,195   CLIPPER RECEIVABLES CORPORATION++                                        0.75      02/03/2009            167,185
     143,310   CLIPPER RECEIVABLES CORPORATION++                                        0.80      02/06/2009            143,291
     382,160   CME GROUP INCORPORATED++                                                 0.45      02/06/2009            382,131
      32,245   COLORADO HOUSING & FINANCE AUTHORITY+/- ss                               3.90      10/01/2038             32,245
     179,137   CONOCOPHILLIPS                                                           0.45      02/09/2009            179,117
     322,447   DANSKE BANK A/S COPENHAGEN                                               0.38      02/02/2009            322,447
     214,965   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/- ss                      5.75      12/15/2037            214,965
     358,275   E.ON AG++                                                                0.50      02/20/2009            358,175
     406,045   ENTERPRISE FUNDING LLC++                                                 0.45      02/18/2009            405,954
      35,827   ERASMUS CAPITAL CORPORATION++                                            0.50      02/03/2009             35,826
     382,160   ERASMUS CAPITAL CORPORATION++                                            0.60      02/02/2009            382,147
     191,080   FAIRWAY FINANCE CORPORATION++                                            0.36      02/02/2009            191,076
     382,160   GEMINI SECURITIZATION INCORPORATED++                                     0.33      02/10/2009            382,125
      22,679   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $22,680)                   0.29      02/02/2009             22,679
     322,447   GREENWICH CAPITAL HOLDINGS INCORPORATED                                  0.37      02/02/2009            322,441
   1,124,784   GRYPHON FUNDING LIMITED(a)(i)                                            0.00      08/23/2009            468,135
      19,705   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/- ss                   1.25      11/01/2042             19,705
      23,885   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/- ss                      1.00      01/01/2018             23,885
      35,827   IRISH LIFE & PERMANENT PLC                                               0.90      02/02/2009             35,826
     346,332   IRISH LIFE & PERMANENT PLC                                               1.05      02/02/2009            346,312
      35,827   IRISH LIFE & PERMANENT PLC++                                             1.30      02/24/2009             35,796
      35,827   KANSAS CITY MO SPL GO+/- ss                                              1.00      04/15/2025             35,827
     382,160   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.72      02/26/2009            381,961
      61,050   KITTY HAWK FUNDING CORPORATION++                                         0.25      02/02/2009             61,049
     382,160   LIBERTY STREET FUNDING CORPORATION++                                     0.48      02/25/2009            382,032
     161,224   LMA AMERICAS LLC++                                                       0.55      02/26/2009            161,160
     358,275   MATCHPOINT MASTER TRUST++                                                0.45      02/18/2009            358,194
     382,160   METLIFE SHORT TERM FUNDING LLC++                                         0.50      02/12/2009            382,096
      51,353   MISSISSIPPI STATE GO+/- ss                                               5.00      11/01/2028             51,353
     358,275   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                  MORTGAGE BACKED SECURITIES (MATURITY VALUE $358,283)                  0.27      02/02/2009            358,275
      23,885   NEW JERSEY STATE TURNPIKE AUTHORITY+/- ss                                3.75      01/01/2018             23,885
     382,160   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                0.40      02/02/2009            382,151
     406,045   PARK AVENUE RECEIVABLES CORPORATION++                                    0.35      02/02/2009            406,037
      95,540   RANGER FUNDING CORPORATION++                                             0.35      02/02/2009             95,538
     238,850   RBS CITIZENS (GRAND CAYMAN)                                              0.31      02/05/2009            238,850

                 42 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE CAP GROWTH FUND

 PRINCIPAL     SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    383,903   REGENCY MARKETS #1 LLC++                                                 0.35%     02/09/2009    $       383,870
     238,850   ROMULUS FUNDING CORPORATION++                                            0.80      02/26/2009            238,712
     119,425   ROMULUS FUNDING CORPORATION++                                            0.85      02/25/2009            119,354
     368,748   SALISBURY RECEIVABLES COMPANY++                                          0.30      02/03/2009            368,739
     238,850   SOCIETE GENERALE NORTH AMERICA INCORPORATED                              0.35      02/10/2009            238,827
      95,540   STARBIRD FUNDING CORPORATION++                                           0.40      02/02/2009             95,538
     119,425   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     0.37      02/12/2009            119,410
     370,217   THUNDER BAY FUNDING INCORPORATED++                                       0.40      02/09/2009            370,180
     379,174   TICONDEROGA MASTER FUNDING LIMITED++                                     0.30      02/06/2009            379,155
     262,735   TULIP FUNDING CORPORATION++                                              0.40      02/05/2009            262,720
      59,712   TULIP FUNDING CORPORATION++                                              0.42      02/10/2009             59,706
      62,173   TULIP FUNDING CORPORATION++                                              0.60      02/09/2009             62,163
     417,987   UNICREDITO ITALIANO NY                                                   0.57      03/03/2009            417,993
     434,346   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38      07/28/2008            221,516
     252,231   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41      08/07/2008            128,638
     309,259   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.18      04/03/2008            157,722
     502,004   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19      02/15/2008            256,022
     470,895   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.14      02/22/2008            416,695
     167,195   YORKTOWN CAPITAL LLC++                                                   0.35      02/03/2009            167,190
                                                                                                                     17,727,087
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $22,652,546)                                                           22,121,927
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 0.77%
   1,763,195   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                           1,763,195
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,763,195)                                                                        1,763,195
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $337,219,517)*                                                                                  108.90%   $   249,313,219
OTHER ASSETS AND LIABILITIES, NET                                                                      (8.90)       (20,371,822)
                                                                                                      ------    ---------------
TOTAL NET ASSETS                                                                                      100.00%   $   228,941,397
                                                                                                      ------    ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,763,195.

* Cost for federal income tax purposes is $338,374,424 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  1,022,187
Gross unrealized depreciation                 (90,083,392)
                                             ------------
Net unrealized appreciation (depreciation)   $(89,061,205)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 43


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY CORE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.61%
BUSINESS SERVICES: 11.60%
     365,000   EBAY INCORPORATED+<<                                                                             $     4,387,300
     410,000   MICROSOFT CORPORATION                                                                                  7,011,000
     604,000   MONSTER WORLDWIDE INCORPORATED+                                                                        5,562,840
      78,000   OMNICOM GROUP INCORPORATED                                                                             2,019,420
     405,000   YAHOO! INCORPORATED+<<                                                                                 4,750,650
                                                                                                                     23,731,210
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 7.35%
     230,000   BRISTOL-MYERS SQUIBB COMPANY                                                                           4,924,300
     130,000   PFIZER INCORPORATED                                                                                    1,895,400
     191,200   WYETH                                                                                                  8,215,864
                                                                                                                     15,035,564
                                                                                                                ---------------
COMMUNICATIONS: 3.41%
     502,000   COMCAST CORPORATION CLASS A                                                                            6,967,760
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 8.15%
     402,479   BANK OF AMERICA CORPORATION                                                                            2,648,312
     270,000   BANK OF NEW YORK MELLON CORPORATION                                                                    6,949,800
     188,124   JPMORGAN CHASE & Company                                                                               4,799,043
     166,000   WESTERN UNION COMPANY<<                                                                                2,267,560
                                                                                                                     16,664,715
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 14.03%
     350,000   ANALOG DEVICES INCORPORATED<<                                                                          6,993,000
     490,000   CISCO SYSTEMS INCORPORATED+                                                                            7,335,300
     366,025   GENERAL ELECTRIC COMPANY                                                                               4,439,883
     455,000   NOVELLUS SYSTEMS INCORPORATED+                                                                         6,274,450
     257,475   TYCO ELECTRONICS LIMITED                                                                               3,645,846
                                                                                                                     28,688,479
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 2.33%
     101,000   WAL-MART STORES INCORPORATED                                                                           4,759,120
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.15%
     620,000   DELL INCORPORATED+                                                                                     5,890,000
     360,000   INTEL CORPORATION                                                                                      4,644,000
                                                                                                                     10,534,000
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 2.53%
     135,000   COVIDIEN LIMITED                                                                                       5,175,900
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.46%
     337,000   TYCO INTERNATIONAL LIMITED                                                                             7,083,740
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 7.15%
     405,000   STAPLES INCORPORATED<<                                                                                 6,455,700
     298,000   WALGREEN COMPANY<<                                                                                     8,168,180
                                                                                                                     14,623,880
                                                                                                                ---------------
MOTION PICTURES: 3.38%
     740,000   TIME WARNER INCORPORATED                                                                               6,904,200
                                                                                                                ---------------
NON-DEPOSITORY CREDIT
INSTITUTIONS: 1.40%
     171,000   AMERICAN EXPRESS COMPANY                                                                               2,860,830
                                                                                                                ---------------

                 44 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY CORE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION: 4.16%
     138,000   DEVON ENERGY CORPORATION                                                                         $     8,500,800
PETROLEUM REFINING & RELATED INDUSTRIES: 11.82%
     113,000   CHEVRON CORPORATION                                                                                    7,968,760
     171,000   CONOCOPHILLIPS                                                                                         8,127,630
     335,000   VALERO ENERGY CORPORATION                                                                              8,080,200
                                                                                                                     24,176,590
                                                                                                                ---------------
PRIMARY METAL INDUSTRIES: 2.10%
     552,000   ALCOA INCORPORATED                                                                                     4,300,080
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.69%
     343,000   MCGRAW-HILL COMPANIES INCORPORATED<<                                                                   7,542,570
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.12%
     315,000   MORGAN STANLEY                                                                                         6,372,450
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.36%
     386,300   JOHNSON CONTROLS INCORPORATED                                                                          4,832,613
                                                                                                                ---------------
TRAVEL & RECREATION: 2.42%
     272,000   CARNIVAL CORPORATION+                                                                                  4,947,680
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $320,878,730)                                                                             203,702,181
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 4.30%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.86%
     436,446   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                         436,446
     436,446   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             436,446
     436,446   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               436,446
     436,446   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    436,446
                                                                                                                      1,745,784
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.44%
$    137,575   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                           0.39%        02/05/2009            137,568
     142,319   AEGON NV                                                              0.55         02/13/2009            142,291
      23,720   AEGON NV                                                              0.60         02/13/2009             23,715
     151,807   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                         0.39         02/09/2009            151,795
     147,063   AMERICAN HONDA FINANCE CORPORATION                                    0.35         02/06/2009            147,055
     145,166   AMSTEL FUNDING CORPORATION++                                          1.20         02/13/2009            145,103
     156,551   AMSTERDAM FUNDING CORPORATION++                                       0.50         02/23/2009            156,501
     118,599   ANTALIS US FUNDING CORPORATION++                                      0.70         02/19/2009            118,556
     128,087   ANZ DELAWARE INCORPORATED                                             0.25         02/18/2009            128,075
     142,319   ATLANTIC ASSET SECURITIZATION CORPORATION++                           0.30         02/12/2009            142,305
     151,807   BANK OF IRELAND++                                                     0.60         02/03/2009            151,800
     166,039   BARCLAYS BANK (NEW YORK) PLC+/-                                       0.69         02/11/2009            166,046
     147,011   BRYANT BANK FUNDING LLC++                                             0.45         02/17/2009            146,980
     142,319   CALYON NY                                                             3.12         02/09/2009            142,410
     166,039   CANCARA ASSET SECURITIZATION LIMITED++                                0.40         02/09/2009            166,023
     104,368   CHARIOT FUNDING LLC++                                                 0.45         02/25/2009            104,335
     121,117   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00         02/25/2008              1,998
      93,248   CHEYNE FINANCE LLC+++/-####(a)(i)                                     0.00         05/19/2008              1,539
      66,416   CLIPPER RECEIVABLES CORPORATION++                                     0.75         02/03/2009             66,412
      56,928   CLIPPER RECEIVABLES CORPORATION++                                     0.80         02/06/2009             56,920
     151,807   CME GROUP INCORPORATED++                                              0.45         02/06/2009            151,796

                 Wells Fargo Advantage Large Cap Stock Funds 45


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY CORE FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     12,809   COLORADO HOUSING & Finance Authority+/-ss                             3.90%        10/01/2038    $        12,809
      71,160   CONOCOPHILLIPS                                                        0.45         02/09/2009             71,152
     128,087   DANSKE BANK A/S COPENHAGEN                                            0.38         02/02/2009            128,087
      85,392   DENVER COLORADO CITY & County School District+/-ss                    5.75         12/15/2037             85,392
     142,319   E.ON AG++                                                             0.50         02/20/2009            142,280
     161,295   ENTERPRISE FUNDING LLC++                                              0.45         02/18/2009            161,259
      14,232   ERASMUS CAPITAL CORPORATION++                                         0.50         02/03/2009             14,231
     151,807   ERASMUS CAPITAL CORPORATION++                                         0.60         02/02/2009            151,802
      75,904   FAIRWAY FINANCE CORPORATION++                                         0.36         02/02/2009             75,902
     151,807   GEMINI SECURITIZATION INCORPORATED++                                  0.33         02/10/2009            151,793
       9,009   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $9,009)                    0.29         02/02/2009              9,009
     128,087   GREENWICH CAPITAL HOLDINGS INCORPORATED                               0.37         02/02/2009            128,085
     446,804   GRYPHON FUNDING LIMITED(a)(i)                                         0.00         08/23/2009            185,960
       7,828   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                 1.25         11/01/2042              7,828
       9,488   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                    1.00         01/01/2018              9,488
      14,232   IRISH LIFE & Permanent plc                                            0.90         02/02/2009             14,231
     137,575   IRISH LIFE & Permanent plc                                            1.05         02/02/2009            137,567
      14,232   Irish Life & Permanent plc++                                          1.30         02/24/2009             14,220
      14,232   Kansas City MO SPL GO+/-ss                                            1.00         04/15/2025             14,232
     151,807   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                        0.72         02/26/2009            151,728
      24,251   KITTY HAWK FUNDING CORPORATION++                                      0.25         02/02/2009             24,251
     151,807   LIBERTY STREET FUNDING CORPORATION++                                  0.48         02/25/2009            151,757
      64,044   LMA AMERICAS LLC++                                                    0.55         02/26/2009             64,018
     142,319   MATCHPOINT MASTER TRUST++                                             0.45         02/18/2009            142,287
     151,807   METLIFE SHORT TERM FUNDING LLC++                                      0.50         02/12/2009            151,782
      20,399   MISSISSIPPI STATE GO+/-ss                                             5.00         11/01/2028             20,399
     142,319   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $142,322)                  0.27         02/02/2009            142,319
       9,488   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                              3.75         01/01/2018              9,488
     151,807   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             0.40         02/02/2009            151,804
     161,295   PARK AVENUE RECEIVABLES CORPORATION++                                 0.35         02/02/2009            161,292
      37,952   RANGER FUNDING CORPORATION++                                          0.35         02/02/2009             37,951
      94,880   RBS CITIZENS (GRAND CAYMAN)                                           0.31         02/05/2009             94,880
     152,500   REGENCY MARKETS #1 LLC++                                              0.35         02/09/2009            152,487
      94,880   ROMULUS FUNDING CORPORATION++                                         0.80         02/26/2009             94,825
      47,440   ROMULUS FUNDING CORPORATION++                                         0.85         02/25/2009             47,412
     146,480   SALISBURY RECEIVABLES COMPANY++                                       0.30         02/03/2009            146,476
      94,880   SOCIETE GENERALE NORTH AMERICA INCORPORATED                           0.35         02/10/2009             94,870
     199,414   STANFIELD FINANCE LLC+++/-                                            1.19         02/15/2008            101,701
      37,952   STARBIRD FUNDING CORPORATION++                                        0.40         02/02/2009             37,951
      47,440   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                  0.37         02/12/2009             47,434
     147,063   THUNDER BAY FUNDING INCORPORATED++                                    0.40         02/09/2009            147,049
     150,621   TICONDEROGA MASTER FUNDING LIMITED++                                  0.30         02/06/2009            150,614
     104,368   TULIP FUNDING CORPORATION++                                           0.40         02/05/2009            104,362
      23,720   TULIP FUNDING CORPORATION++                                           0.42         02/10/2009             23,717
      24,697   TULIP FUNDING CORPORATION++                                           0.60         02/09/2009             24,693
     166,039   UNICREDITO ITALIANO NY                                                0.57         03/03/2009            166,041
     172,537   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.38         07/28/2008             87,994
     100,195   VICTORIA FINANCE LLC+++/-####(a)(i)                                   0.41         08/07/2008             51,100
     122,848   VICTORIA FINANCE LLC+++/-####(a)(i)                                   1.18         04/03/2008             62,653
     187,056   WHITE PINE FINANCE LLC+++/-####(a)(i)                                 1.14         02/22/2008            165,526
      66,416   YORKTOWN CAPITAL LLC++                                                0.35         02/03/2009             66,408
                                                                                                                      7,041,819
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,185,829)                                                             8,787,603
                                                                                                                ---------------

                 46 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY CORE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 0.71%
   1,444,014   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                      $     1,444,014
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,444,014)                                                                        1,444,014
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $331,508,573)*                                                                                   104.62%  $   213,933,798
OTHER ASSETS AND LIABILITIES, NET                                                                       (4.62)       (9,441,903)
                                                                                                       ------   ---------------
TOTAL NET ASSETS                                                                                       100.00%  $   204,491,895
                                                                                                       ------   ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $1,444,014.

* Cost for federal income tax purposes is $331,907,678 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $   3,539,018
Gross unrealized depreciation                 (121,512,898)
                                             -------------
Net unrealized appreciation (depreciation)   $(117,973,880)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 47


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 95.81%
AMUSEMENT & RECREATION SERVICES: 1.03%
      89,864   INTERNATIONAL GAME TECHNOLOGY                                                                    $       952,558
                                                                                                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.32%
      56,785   HOME DEPOT INCORPORATED                                                                                1,222,581
                                                                                                                ---------------
BUSINESS SERVICES: 2.15%
      21,938   AUTOMATIC DATA PROCESSING INCORPORATED                                                                   797,008
      78,150   SYMANTEC CORPORATION+<<                                                                                1,198,040
                                                                                                                      1,995,048
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 13.09%
      34,967   AMGEN INCORPORATED+                                                                                    1,917,940
     103,549   BRISTOL-MYERS SQUIBB COMPANY                                                                           2,216,984
      19,729   CF INDUSTRIES HOLDINGS INCORPORATED                                                                      927,263
      15,829   COLGATE-PALMOLIVE COMPANY                                                                              1,029,518
      18,800   DOW CHEMICAL COMPANY                                                                                     217,892
      49,414   JOHNSON & JOHNSON                                                                                      2,850,694
     119,714   PFIZER INCORPORATED                                                                                    1,745,430
      22,864   PROCTER & GAMBLE COMPANY                                                                               1,246,088
                                                                                                                     12,151,809
                                                                                                                ---------------
COMMUNICATIONS: 6.92%
     148,888   AT&T INCORPORATED                                                                                      3,665,623
      26,621   NII HOLDINGS INCORPORATED+                                                                               516,447
      74,964   VERIZON COMMUNICATIONS INCORPORATED                                                                    2,239,175
                                                                                                                      6,421,245
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 10.70%
      40,907   BANK OF AMERICA CORPORATION                                                                              269,168
      59,370   BANK OF NEW YORK MELLON CORPORATION                                                                    1,528,184
      48,329   BB&T CORPORATION<<                                                                                       956,431
      81,949   CITIGROUP INCORPORATED                                                                                   290,919
      84,335   COMERICA INCORPORATED<<                                                                                1,405,021
      83,069   JPMORGAN CHASE & COMPANY                                                                               2,119,090
      39,042   STATE STREET CORPORATION<<                                                                               908,507
     123,166   US BANCORP<<                                                                                           1,827,783
      41,948   ZIONS BANCORPORATION<<                                                                                   625,864
                                                                                                                      9,930,967
                                                                                                                ---------------
EATING & DRINKING PLACES: 2.13%
      34,031   MCDONALD'S CORPORATION                                                                                 1,974,479
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 9.39%
      83,677   AMERICAN WATER WORKS COMPANY INCORPORATED                                                              1,772,279
      53,443   DOMINION RESOURCES INCORPORATED                                                                        1,880,125
     102,365   DUKE ENERGY CORPORATION                                                                                1,550,830
      27,908   ENTERGY CORPORATION<<                                                                                  2,131,055
      44,369   WASTE MANAGEMENT INCORPORATED<<                                                                        1,383,869
                                                                                                                      8,718,158
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.13%
     239,633   GENERAL ELECTRIC COMPANY                                                                               2,906,748
                                                                                                                ---------------

                 48 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
FOOD & KINDRED PRODUCTS: 2.28%
      68,919   CONAGRA FOODS INCORPORATED                                                                       $     1,178,515
      18,709   PEPSICO INCORPORATED                                                                                     939,753
                                                                                                                      2,118,268
                                                                                                                ---------------
HOLDING & OTHER INVESTMENT OFFICES: 2.07%
      21,770   BOSTON PROPERTIES INCORPORATED<<                                                                         942,641
      22,801   SIMON PROPERTY GROUP INCORPORATED<<                                                                      979,987
                                                                                                                      1,922,628
                                                                                                                ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 1.02%
      33,702   BEST BUY COMPANY INCORPORATED                                                                            944,330
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.28%
      17,148   EATON CORPORATION                                                                                        754,855
      88,081   EMC CORPORATION+                                                                                         972,414
      19,054   HEWLETT-PACKARD COMPANY                                                                                  662,127
      50,932   INTEL CORPORATION                                                                                        657,023
                                                                                                                      3,046,419
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 1.11%
      53,185    MARSH & MCLENNAN COMPANIES INCORPORATED                                                               1,028,066
                                                                                                                ---------------
INSURANCE CARRIERS: 3.93%
      18,556   ACE LIMITED                                                                                              810,155
      28,779   ALLSTATE CORPORATION                                                                                     623,641
      28,310   CHUBB CORPORATION                                                                                      1,205,440
      35,208   METLIFE INCORPORATED                                                                                   1,011,526
                                                                                                                      3,650,762
                                                                                                                ---------------
MEDICAL PRODUCTS: 1.24%
      27,212   STRYKER CORPORATION                                                                                    1,149,435
                                                                                                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.26%
      82,695   MATTEL INCORPORATED                                                                                    1,173,442
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 2.54%
      86,067   WALGREEN COMPANY<<                                                                                     2,359,096
                                                                                                                ---------------
MOTION PICTURES: 2.01%
      99,124   TIME WARNER INCORPORATED                                                                                 924,827
      45,541   WALT DISNEY COMPANY                                                                                      941,788
                                                                                                                      1,866,615
                                                                                                                ---------------
OIL & GAS EXTRACTION: 3.49%
      66,296   BJ SERVICES COMPANY                                                                                      729,256
      20,771   DEVON ENERGY CORPORATION                                                                               1,279,494
      51,039   NABORS INDUSTRIES LIMITED+                                                                               558,877
      41,385   PRIDE INTERNATIONAL INCORPORATED+                                                                        667,126
                                                                                                                      3,234,753
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 12.75%
      65,359   CONOCOPHILLIPS                                                                                         3,106,513
     101,857   EXXON MOBIL CORPORATION                                                                                7,790,023
      34,515   MARATHON OIL CORPORATION                                                                                 939,843
                                                                                                                     11,836,379
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 49


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
PRIMARY METAL INDUSTRIES: 0.55%
      64,875   ALCOA INCORPORATED                                                                               $       505,376
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.01%
      42,664   MCGRAW-HILL COMPANIES INCORPORATED                                                                       938,181
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.90%
      15,985   FRANKLIN RESOURCES INCORPORATED                                                                          773,994
      12,203   GOLDMAN SACHS GROUP INCORPORATED                                                                         985,148
                                                                                                                      1,759,142
                                                                                                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.46%
      22,314   OWENS-ILLINOIS INCORPORATED+                                                                             423,966
                                                                                                                ---------------
TOBACCO PRODUCTS: 0.83%
      20,756   PHILIP MORRIS INTERNATIONAL                                                                              771,085
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 2.16%
      29,908   HONEYWELL INTERNATIONAL INCORPORATED                                                                     981,281
      21,223   NORTHROP GRUMMAN CORPORATION                                                                           1,021,251
                                                                                                                      2,002,532
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.11%
      47,071   UNILEVER NV NY SHARES<<                                                                                1,034,150
                                                                                                                ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.95%
      17,116   KIMBERLY-CLARK CORPORATION                                                                               880,960
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $117,763,925)                                                                              88,919,178
                                                                                                                ---------------
COLLATERAL FOR SECURITIES LENDING: 14.37%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.86%
     662,350   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                         662,350
     662,350   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             662,350
     662,350   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               662,350
     662,350   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    662,350
                                                                                                                      2,649,400
                                                                                                                ---------------

  PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
------------                                                                    -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 11.51%
$    208,784   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.39%     02/05/2009            208,773
     215,984   AEGON NV                                                                 0.55      02/13/2009            215,941
      35,997   AEGON NV                                                                 0.60      02/13/2009             35,990
     230,383   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.39      02/09/2009            230,364
     223,183   AMERICAN HONDA FINANCE CORPORATION                                       0.35      02/06/2009            223,170
     220,303   AMSTEL FUNDING CORPORATION++                                             1.20      02/13/2009            220,208
     237,582   AMSTERDAM FUNDING CORPORATION++                                          0.50      02/23/2009            237,506
     179,986   ANTALIS US FUNDING CORPORATION++                                         0.70      02/19/2009            179,920
     194,385   ANZ DELAWARE INCORPORATED                                                0.25      02/18/2009            194,366
     215,984   ATLANTIC ASSET SECURITIZATION CORPORATION++                              0.30      02/12/2009            215,962
     230,383   BANK OF IRELAND++                                                        0.60      02/03/2009            230,371
     251,981   BARCLAYS BANK (NEW YORK) PLC+/-                                          0.69      02/11/2009            251,992
     223,104   BRYANT BANK FUNDING LLC++                                                0.45      02/17/2009            223,057
     215,984   CALYON NY                                                                3.12      02/09/2009            216,122
     251,981   CANCARA ASSET SECURITIZATION LIMITED++                                   0.40      02/09/2009            251,956
     158,388   CHARIOT FUNDING LLC++                                                    0.45      02/25/2009            158,339

                 50 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY VALUE FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    183,807   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00%     02/25/2008    $         3,033
     141,513   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      05/19/2008              2,335
     100,792   CLIPPER RECEIVABLES CORPORATION++                                        0.75      02/03/2009            100,786
      86,394   CLIPPER RECEIVABLES CORPORATION++                                        0.80      02/06/2009             86,382
     230,383   CME GROUP INCORPORATED++                                                 0.45      02/06/2009            230,365
      19,439   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                3.90      10/01/2038             19,439
     107,992   CONOCOPHILLIPS                                                           0.45      02/09/2009            107,980
     194,385   DANSKE BANK A/S COPENHAGEN                                               0.38      02/02/2009            194,385
     129,590   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/-ss                       5.75      12/15/2037            129,590
     215,984   E.ON AG++                                                                0.50      02/20/2009            215,924
     244,782   ENTERPRISE FUNDING LLC++                                                 0.45      02/18/2009            244,727
      21,598   ERASMUS CAPITAL CORPORATION++                                            0.50      02/03/2009             21,597
     230,383   ERASMUS CAPITAL CORPORATION++                                            0.60      02/02/2009            230,375
     115,191   FAIRWAY FINANCE CORPORATION++                                            0.36      02/02/2009            115,189
     230,383   GEMINI SECURITIZATION INCORPORATED++                                     0.33      02/10/2009            230,362
      13,672   GOLDMAN SACHS REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
               SECURITIES (MATURITY VALUE $13,672)                                      0.29      02/02/2009             13,672
     194,385   GREENWICH CAPITAL HOLDINGS INCORPORATED                                  0.37      02/02/2009            194,381
     678,069   GRYPHON FUNDING LIMITED(a)(i)                                            0.00      08/23/2009            282,212
      11,879   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                    1.25      11/01/2042             11,879
      14,399   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                       1.00      01/01/2018             14,399
      21,598   IRISH LIFE & PERMANENT PLC                                               0.90      02/02/2009             21,597
     208,784   IRISH LIFE & PERMANENT PLC                                               1.05      02/02/2009            208,772
      21,598   IRISH LIFE & PERMANENT PLC++                                             1.30      02/24/2009             21,580
      21,598   KANSAS CITY MO SPL GO+/-ss                                               1.00      04/15/2025             21,598
     230,383   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.72      02/26/2009            230,263
      36,804   KITTY HAWK FUNDING CORPORATION++                                         0.25      02/02/2009             36,803
     230,383   LIBERTY STREET FUNDING CORPORATION++                                     0.48      02/25/2009            230,306
      97,193   LMA AMERICAS LLC++                                                       0.55      02/26/2009             97,154
     215,984   MATCHPOINT MASTER TRUST++                                                0.45      02/18/2009            215,935
     230,383   METLIFE SHORT TERM FUNDING LLC++                                         0.50      02/12/2009            230,344
      30,958   MISSISSIPPI STATE GO+/-ss                                                5.00      11/01/2028             30,958
     215,984   MORGAN STANLEY REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED
               SECURITIES (MATURITY VALUE $215,989)                                     0.27      02/02/2009            215,984
      14,399   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                 3.75      01/01/2018             14,399
     230,383   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                0.40      02/02/2009            230,378
     244,782   PARK AVENUE RECEIVABLES CORPORATION++                                    0.35      02/02/2009            244,777
      57,596   RANGER FUNDING CORPORATION++                                             0.35      02/02/2009             57,595
     143,989   RBS CITIZENS (GRAND CAYMAN)                                              0.31      02/05/2009            143,989
     231,434   REGENCY MARKETS #1 LLC++                                                 0.35      02/09/2009            231,414
     143,989   ROMULUS FUNDING CORPORATION++                                            0.80      02/26/2009            143,906
      71,995   ROMULUS FUNDING CORPORATION++                                            0.85      02/25/2009             71,952
     222,298   SALISBURY RECEIVABLES COMPANY++                                          0.30      02/03/2009            222,292
     143,989   SOCIETE GENERALE NORTH AMERICA INCORPORATED                              0.35      02/10/2009            143,975
      57,596   STARBIRD FUNDING CORPORATION++                                           0.40      02/02/2009             57,594
      71,995   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     0.37      02/12/2009             71,986
     223,183   THUNDER BAY FUNDING INCORPORATED++                                       0.40      02/09/2009            223,161
     228,583   TICONDEROGA MASTER FUNDING LIMITED++                                     0.30      02/06/2009            228,571
     158,388   TULIP FUNDING CORPORATION++                                              0.40      02/05/2009            158,379
      35,997   TULIP FUNDING CORPORATION++                                              0.42      02/10/2009             35,993
      37,480   TULIP FUNDING CORPORATION++                                              0.60      02/09/2009             37,475
     251,981   UNICREDITO ITALIANO NY                                                   0.57      03/03/2009            251,983
     261,843   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38      07/28/2008            133,540
     152,056   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41      08/07/2008             77,549
     186,435   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.18      04/03/2008             95,082

                 Wells Fargo Advantage Large Cap Stock Funds 51


             Portfolio of Investments--January 31, 2009 (Unaudited)

LARGE COMPANY VALUE FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE        VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    302,630   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19%     02/15/2008    $       154,341
     283,876   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.14      02/22/2008            251,202
     100,792   YORKTOWN CAPITAL LLC++                                                   0.35      02/03/2009            100,790
                                                                                                                     10,686,666
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,532,070)                                                           13,336,066
                                                                                                                ---------------

   SHARES
------------
SHORT-TERM INVESTMENTS: 3.57%
   3,314,329    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                           3,314,329
                                                                                                                ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,314,329)                                                                        3,314,329
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $134,610,324)*                                                                  113.75%                   $   105,569,573
OTHER ASSETS AND LIABILITIES, NET                                                     (13.75)                       (12,759,160)
                                                                                      ------                    ---------------
TOTAL NET ASSETS                                                                      100.00%                   $    92,810,413
                                                                                      ------                    ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers "under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

++   Short-term security of an affiliate of the Fund with a cost of $3,314,329.

* Cost for federal income tax purposes is $135,309,656 and net unrealized appreciation (depreciation) consists of:

     Gross unrealized appreciation                $  6,152,566
     Gross unrealized depreciation                 (35,774,720)
                                                  ------------
     Net unrealized appreciation (depreciation)   $(29,622,154)

The accompanying notes are an integral part of these financial statements.

                 52 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COMMON STOCKS: 94.57%
AMUSEMENT & RECREATION SERVICES: 0.03%
       5,460   TICKETMASTER+                                                                                    $        32,487
                                                                                                                ---------------
APPAREL & ACCESSORY STORES: 0.18%
      15,900   GAP INCORPORATED                                                                                         179,352
                                                                                                                ---------------
BUSINESS SERVICES: 5.66%
      37,000   EBAY INCORPORATED+                                                                                       444,740
      37,000   ELECTRONIC ARTS INCORPORATED+                                                                            571,280
      67,000   JUNIPER NETWORKS INCORPORATED+<<                                                                         948,720
     118,000   MICROSOFT CORPORATION                                                                                  2,017,800
      93,000   MONSTER WORLDWIDE INCORPORATED+                                                                          856,530
      70,000   YAHOO! INCORPORATED+                                                                                     821,100
                                                                                                                      5,660,170
                                                                                                                ---------------
CHEMICALS & ALLIED PRODUCTS: 8.11%
         580   BASF AG ADR                                                                                               16,878
      60,000   BRISTOL-MYERS SQUIBB COMPANY                                                                           1,284,600
     102,000   DOW CHEMICAL COMPANY                                                                                   1,182,180
      50,631   E.I. DU PONT DE NEMOURS & COMPANY                                                                      1,162,488
      55,000   JOHNSON & JOHNSON                                                                                      3,172,950
      89,000   PFIZER INCORPORATED                                                                                    1,297,620
                                                                                                                      8,116,716
                                                                                                                ---------------
COMMUNICATIONS: 4.62%
     106,800   AT&T INCORPORATED                                                                                      2,629,416
      35,000   CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED+                                                             181,300
     123,300   COMCAST CORPORATION CLASS A<<                                                                          1,806,345
                                                                                                                      4,617,061
                                                                                                                ---------------
DEPOSITORY INSTITUTIONS: 4.32%
       9,018   BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  83,777
     115,461   BANK OF AMERICA CORPORATION                                                                              759,733
       7,000   BB&T CORPORATION<<                                                                                       138,530
       1,575   COMMERCE BANCSHARES INCORPORATED                                                                          55,046
      54,000   JPMORGAN CHASE & COMPANY                                                                               1,377,540
      11,000   KEYCORP                                                                                                   80,080
       1,900   M&T BANK CORPORATION<<                                                                                    73,929
       8,000   PNC FINANCIAL SERVICES GROUP                                                                             260,160
      13,000   REGIONS FINANCIAL CORPORATION                                                                             44,980
      10,000   SUNTRUST BANKS INCORPORATED                                                                              122,600
      89,300   US BANCORP<<                                                                                           1,325,212
                                                                                                                      4,321,587
                                                                                                                ---------------
ELECTRIC, GAS & SANITARY SERVICES: 9.98%
       9,400   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             294,690
      30,000   AQUA AMERICA INCORPORATED<<                                                                              622,200
      14,000   DOMINION RESOURCES INCORPORATED                                                                          492,520
       9,000   ENTERGY CORPORATION<<                                                                                    687,240
       7,700   EXELON CORPORATION                                                                                       417,494
       7,200   FIRSTENERGY CORPORATION                                                                                  359,928
      24,000   FPL GROUP INCORPORATED                                                                                 1,237,200
      90,000   NISOURCE INCORPORATED                                                                                    871,200
      28,200   PG&E CORPORATION                                                                                       1,090,494
      24,000   PROGRESS ENERGY INCORPORATED                                                                             929,280

                 Wells Fargo Advantage Large Cap Stock Funds 53


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
      38,000   THE SOUTHERN COMPANY                                                                             $     1,271,100
      49,000   WASTE MANAGEMENT INCORPORATED<<                                                                        1,528,310
      10,000   XCEL ENERGY INCORPORATED                                                                                 184,600
                                                                                                                      9,986,256
                                                                                                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 7.06%
      90,000   ATMI INCORPORATED+                                                                                     1,215,900
     250,000   GENERAL ELECTRIC COMPANY                                                                               3,032,500
      86,000   NETAPP INCORPORATED+                                                                                   1,275,380
     103,000   TEXAS INSTRUMENTS INCORPORATED                                                                         1,539,850
                                                                                                                      7,063,630
                                                                                                                ---------------
FINANCIAL SERVICES: 0.67%
     127,300   JANUS CAPITAL GROUP INCORPORATED                                                                         668,325
                                                                                                                ---------------
FOOD & KINDRED PRODUCTS: 9.42%
      15,000   COCA-COLA ENTERPRISES INCORPORATED                                                                       168,450
      60,000   CONAGRA FOODS INCORPORATED                                                                             1,026,000
     126,000   KRAFT FOODS INCORPORATED CLASS A                                                                       3,534,300
      69,000   THE COCA-COLA COMPANY                                                                                  2,947,680
      73,233   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                 1,748,072
                                                                                                                      9,424,502
                                                                                                                ---------------
FURNITURE & FIXTURES: 0.01%
       1,000   NEWELL RUBBERMAID INCORPORATED                                                                             8,080
                                                                                                                ---------------
GENERAL MERCHANDISE STORES: 1.06%
      34,000   TARGET CORPORATION                                                                                     1,060,800
                                                                                                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.98%
     102,000   APPLIED MATERIALS INCORPORATED                                                                           955,740
     165,000   INTEL CORPORATION                                                                                      2,128,500
      55,000   KENNAMETAL INCORPORATED                                                                                  882,200
      33,000   NATIONAL OILWELL VARCO INCORPORATED+                                                                     872,520
      44,000   PALL CORPORATION                                                                                       1,147,080
                                                                                                                      5,986,040
                                                                                                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.01%
         400   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    7,732
                                                                                                                ---------------
INSURANCE CARRIERS: 3.24%
      17,800   ALLSTATE CORPORATION                                                                                     385,726
      15,000   CHUBB CORPORATION                                                                                        638,700
      97,000   THE PROGRESSIVE CORPORATION                                                                            1,178,550
       1,000   THE TRAVELERS COMPANIES INCORPORATED                                                                      38,640
      18,300   UNITEDHEALTH GROUP INCORPORATED                                                                          518,439
      11,500   WELLPOINT INCORPORATED+                                                                                  476,675
                                                                                                                      3,236,730
                                                                                                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 4.12%
      50,000   BOSTON SCIENTIFIC CORPORATION+                                                                           443,500
       6,800   COVIDIEN LIMITED                                                                                         260,712
       1,000   EASTMAN KODAK COMPANY                                                                                      4,530
      44,000   PERKINELMER INCORPORATED                                                                                 555,280
      74,000   ROCKWELL AUTOMATION INCORPORATED                                                                       1,926,960
      25,600   WATERS CORPORATION+                                                                                      925,952
                                                                                                                      4,116,934
                                                                                                                ---------------

                 54 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.02%
         500   ST. JUDE MEDICAL INCORPORATED+                                                                   $        18,185
                                                                                                                ---------------
MISCELLANEOUS RETAIL: 3.61%

        5,460  HSN INCORPORATED+                                                                                         25,935
       70,000  STAPLES INCORPORATED<<                                                                                 1,115,800
       90,000  WALGREEN COMPANY<<                                                                                     2,466,900
                                                                                                                      3,608,635
                                                                                                                ---------------
MOTION PICTURES: 2.69%
       5,000   DISCOVERY COMMUNICATIONS INCORPORATED+                                                                    72,500
       5,000   DISCOVERY HOLDING COMPANY+                                                                                71,900
      56,000   TIME WARNER CABLE INCORPORATED+<<                                                                      1,043,280
      76,700   TIME WARNER INCORPORATED                                                                                 715,611
      38,000   WALT DISNEY COMPANY                                                                                      785,840
                                                                                                                      2,689,131
                                                                                                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.52%
      10,200   FEDEX CORPORATION                                                                                        519,588
                                                                                                                ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.00%
         910   TREE.COM INCORPORATED+                                                                                     3,613
                                                                                                                ---------------
OIL & GAS EXTRACTION: 5.57%
       8,000   CHESAPEAKE ENERGY CORPORATION<<                                                                          126,480
      29,800   DEVON ENERGY CORPORATION                                                                               1,835,680
      28,000   NOBLE ENERGY INCORPORATED                                                                              1,370,040
      45,000   TOTAL SPONSORED SA ADR                                                                                 2,240,100
                                                                                                                      5,572,300
                                                                                                                ---------------
PAPER & ALLIED PRODUCTS: 0.01%
       1,000   MEADWESTVACO CORPORATION                                                                                  11,640
                                                                                                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 14.54%
      55,000   CHEVRON CORPORATION                                                                                    3,878,600
      36,500   CONOCOPHILLIPS                                                                                         1,734,845
      98,100   EXXON MOBIL CORPORATION                                                                                7,502,688
      25,600   HESS CORPORATION                                                                                       1,423,616
                                                                                                                     14,539,749
                                                                                                                ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.28%
      30,000   CBS CORPORATION CLASS B<<                                                                                171,600
      26,200   GANNETT COMPANY INCORPORATED<<                                                                           151,174
      65,000   VIACOM INCORPORATED CLASS B+                                                                             958,750
                                                                                                                      1,281,524
                                                                                                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.37%
      22,800   LEGG MASON INCORPORATED                                                                                  366,168
                                                                                                                ---------------
TRANSPORTATION EQUIPMENT: 0.24%
       2,000   GENERAL DYNAMICS CORPORATION                                                                             113,460
       1,000   LOCKHEED MARTIN CORPORATION                                                                               82,040
       1,000   UNITED TECHNOLOGIES CORPORATION                                                                           47,990
                                                                                                                        243,490
                                                                                                                ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.25%
      56,000    SYSCO CORPORATION                                                                                     1,248,240
                                                                                                                ---------------
TOTAL COMMON STOCKS (COST $134,582,411)                                                                              94,588,665
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 55


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 12.15%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.41%
     603,684   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                 $       603,684
     603,684   BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                             603,684
     603,684   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                               603,684
     603,684   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                    603,684
                                                                                                                      2,414,736
                                                                                                                ---------------

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE
------------   --------------------------------------------------------------   -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.74%
$    190,292   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                              0.39%     02/05/2009            190,282
     196,854   AEGON NV                                                                 0.55      02/13/2009            196,815
      32,809   AEGON NV                                                                 0.60      02/13/2009             32,802
     209,977   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                            0.39      02/09/2009            209,960
     203,415   AMERICAN HONDA FINANCE CORPORATION                                       0.35      02/06/2009            203,404
     200,791   AMSTEL FUNDING CORPORATION++                                             1.20      02/13/2009            200,704
     216,539   AMSTERDAM FUNDING CORPORATION++                                          0.50      02/23/2009            216,470
     164,045   ANTALIS US FUNDING CORPORATION++                                         0.70      02/19/2009            163,984
     177,168   ANZ DELAWARE INCORPORATED                                                0.25      02/18/2009            177,151
     196,854   ATLANTIC ASSET SECURITIZATION CORPORATION++                              0.30      02/12/2009            196,834
     209,977   BANK OF IRELAND++                                                        0.60      02/03/2009            209,967
     229,663   BARCLAYS BANK (NEW YORK) PLC+/-                                          0.69      02/11/2009            229,672
     203,343   BRYANT BANK FUNDING LLC++                                                0.45      02/17/2009            203,300
     196,854   CALYON NY                                                                3.12      02/09/2009            196,980
     229,663   CANCARA ASSET SECURITIZATION LIMITED++                                   0.40      02/09/2009            229,640
     144,359   CHARIOT FUNDING LLC++                                                    0.45      02/25/2009            144,314
     167,527   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      02/25/2008              2,764
     128,979   CHEYNE FINANCE LLC+++/-####(a)(i)                                        0.00      05/19/2008              2,128
      91,865   CLIPPER RECEIVABLES CORPORATION++                                        0.75      02/03/2009             91,859
      78,741   CLIPPER RECEIVABLES CORPORATION++                                        0.80      02/06/2009             78,731
     209,977   CME GROUP INCORPORATED++                                                 0.45      02/06/2009            209,961
      17,717   COLORADO HOUSING & FINANCE AUTHORITY+/- SS                               3.90      10/01/2038             17,717
      98,427   CONOCOPHILLIPS                                                           0.45      02/09/2009             98,416
     177,168   DANSKE BANK A/S COPENHAGEN                                               0.38      02/02/2009            177,168
     118,112   DENVER COLORADO CITY & COUNTY SCHOOL DISTRICT+/- SS                      5.75      12/15/2037            118,112
     196,854   E.ON AG++                                                                0.50      02/20/2009            196,799
     223,101   ENTERPRISE FUNDING LLC++                                                 0.45      02/18/2009            223,051
      19,685   ERASMUS CAPITAL CORPORATION++                                            0.50      02/03/2009             19,685
     209,977   ERASMUS CAPITAL CORPORATION++                                            0.60      02/02/2009            209,970
     104,989   FAIRWAY FINANCE CORPORATION++                                            0.36      02/02/2009            104,986
     209,977   GEMINI SECURITIZATION INCORPORATED++                                     0.33      02/10/2009            209,958
      12,461   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $12,461)                   0.29      02/02/2009             12,461
     177,168   GREENWICH CAPITAL HOLDINGS INCORPORATED                                  0.37      02/02/2009            177,165
     618,011   GRYPHON FUNDING LIMITED(a)(i)                                            0.00      08/23/2009            257,216
      10,827   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/- SS                   1.25      11/01/2042             10,827
      13,124   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/- SS                      1.00      01/01/2018             13,124
      19,685   IRISH LIFE & PERMANENT PLC                                               0.90      02/02/2009             19,684
     190,292   IRISH LIFE & PERMANENT PLC                                               1.05      02/02/2009            190,281
      19,685   IRISH LIFE & PERMANENT PLC++                                             1.30      02/24/2009             19,668
      19,685   KANSAS CITY MO SPL GO+/- SS                                              1.00      04/15/2025             19,685
     209,977   KBC FINANCIAL PRODUCTS INTERNATIONAL LIMITED++                           0.72      02/26/2009            209,868
      33,544   KITTY HAWK FUNDING CORPORATION++                                         0.25      02/02/2009             33,543
     209,977   LIBERTY STREET FUNDING CORPORATION++                                     0.48      02/25/2009            209,907
      88,584   LMA AMERICAS LLC++                                                       0.55      02/26/2009             88,549

                 56 Wells Fargo Advantage Large Cap Stock Funds


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

  PRINCIPAL    SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
------------   --------------------------------------------------------------   -------------   -------------   ---------------
COLLATERAL INVESTED IN OTHER ASSETS: 9.74%
$    196,854   MATCHPOINT MASTER TRUST++                                                0.45%     02/18/2009    $       196,809
     209,977   METLIFE SHORT TERM FUNDING LLC++                                         0.50      02/12/2009            209,942
      28,216   MISSISSIPPI STATE GO+/- SS                                               5.00      11/01/2028             28,216
     196,854   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               BY MORTGAGE BACKED

               SECURITIES (MATURITY VALUE $196,858)                                     0.27      02/02/2009            196,854
      13,124   NEW JERSEY STATE TURNPIKE AUTHORITY+/- SS                                3.75      01/01/2018             13,124
     209,977   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                0.40      02/02/2009            209,973
     223,101   PARK AVENUE RECEIVABLES CORPORATION++                                    0.35      02/02/2009            223,096
      52,494   RANGER FUNDING CORPORATION++                                             0.35      02/02/2009             52,493
     131,236   RBS CITIZENS (GRAND CAYMAN)                                              0.31      02/05/2009            131,236
     210,935   REGENCY MARKETS #1 LLC++                                                 0.35      02/09/2009            210,917
     131,236   ROMULUS FUNDING CORPORATION++                                            0.80      02/26/2009            131,160
      65,618   ROMULUS FUNDING CORPORATION++                                            0.85      02/25/2009             65,579
     202,608   SALISBURY RECEIVABLES COMPANY++                                          0.30      02/03/2009            202,603
     131,236   SOCIETE GENERALE NORTH AMERICA INCORPORATED                              0.35      02/10/2009            131,223
      52,494   STARBIRD FUNDING CORPORATION++                                           0.40      02/02/2009             52,493
      65,618   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     0.37      02/12/2009             65,610
     203,415   THUNDER BAY FUNDING INCORPORATED++                                       0.40      02/09/2009            203,395
     208,337   TICONDEROGA MASTER FUNDING LIMITED++                                     0.30      02/06/2009            208,326
     144,359   TULIP FUNDING CORPORATION++                                              0.40      02/05/2009            144,351
      32,809   TULIP FUNDING CORPORATION++                                              0.42      02/10/2009             32,805
      34,161   TULIP FUNDING CORPORATION++                                              0.60      02/09/2009             34,156
     229,663   UNICREDITO ITALIANO NY                                                   0.57      03/03/2009            229,664
     238,651   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.38      07/28/2008            121,712
     138,588   VICTORIA FINANCE LLC+++/-####(a)(i)                                      0.41      08/07/2008             70,680
     169,922   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.18      04/03/2008             86,660
     275,825   VICTORIA FINANCE LLC+++/-####(a)(i)                                      1.19      02/15/2008            140,671
     258,732   WHITE PINE FINANCE LLC+++/-####(a)(i)                                    1.14      02/22/2008            228,952
      91,865   YORKTOWN CAPITAL LLC++                                                   0.35      02/03/2009             91,862
                                                                                                                      9,740,124
                                                                                                                ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,329,948)                                                           12,154,860
                                                                                                                ---------------

                 Wells Fargo Advantage Large Cap Stock Funds 57


             Portfolio of Investments--January 31, 2009 (Unaudited)

U.S. VALUE FUND

   SHARES      SECURITY NAME                                                                                         VALUE
------------   --------------------------------------------------------------                                   ---------------
SHORT-TERM INVESTMENTS: 5.57%
 5,567,117     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                     $     5,567,117
TOTAL SHORT-TERM INVESTMENTS (COST $5,567,117)                                                                        5,567,117
                                                                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $152,479,476)*                             112.29%                                                        $   112,310,642

OTHER ASSETS AND LIABILITIES, NET                (12.29)                                                            (12,290,736)
                                                 ------                                                         ---------------
TOTAL NET ASSETS                                 100.00%                                                        $   100,019,906
                                                 ------                                                         -------------==

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $5,567,117.

* Cost for federal income tax purposes is $153,701,757 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  5,030,288
Gross unrealized depreciation                 (46,421,403)
                                             ------------
Net unrealized appreciation (depreciation)   $(41,391,115)

The accompanying notes are an integral part of these financial statements.

                 58 Wells Fargo Advantage Large Cap Stock Funds


       Statements of Assets and Liabilities--January 31, 2009 (Unaudited)

                                                                                  Capital         Endeavor
                                                                                  Growth           Select
                                                                                   Fund             Fund
                                                                              --------------   --------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan) .........   $  978,609,766   $  969,780,943
      Collateral received for securities loaned (Note 2) ..................      115,074,004      126,395,445
      In affiliates .......................................................       21,200,466       46,016,976
                                                                              --------------   --------------
   Total investments at fair value (see cost below) .......................    1,114,884,236    1,142,193,364
                                                                              --------------   --------------
   Receivable for Fund shares issued ......................................          335,839        1,863,260
   Receivable for investments sold ........................................       20,014,808       23,041,015
   Receivables for dividends and interest .................................        1,310,153        1,206,908
                                                                              --------------   --------------
Total assets ..............................................................    1,136,545,036    1,168,304,547
                                                                              --------------   --------------
LIABILITIES
   Payable for Fund shares redeemed .......................................          162,237          445,300
   Payable for investments purchased ......................................       11,800,959       15,210,501
   Payable upon receipt of securities loaned (Note 2) .....................      121,279,484      132,446,200
   Payable to investment advisor and affiliates (Note 3) ..................          653,669          682,872
   Accrued expenses and other liabilities .................................          177,944           83,591
                                                                              --------------   --------------
Total liabilities .........................................................      134,074,293      148,868,464
                                                                              --------------   --------------
TOTAL NET ASSETS ..........................................................   $1,002,470,743   $1,019,436,083
                                                                              ==============   ==============
NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $1,732,541,311   $1,657,261,729
   Undistributed net investment income (loss) .............................        1,321,266        1,120,935
   Undistributed net realized gain (loss) on investments ..................     (370,445,621)    (377,410,524)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ...............................................     (357,144,517)    (258,029,148)
   Net unrealized appreciation (depreciation) of collateral received for
      securities loaned ...................................................       (3,801,696)      (3,506,909)
                                                                              --------------   --------------
TOTAL NET ASSETS ..........................................................   $1,002,470,743   $1,019,436,083
                                                                              ==============   ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...................................................   $   18,364,317   $  144,609,062
   Shares outstanding - Class A ...........................................        1,898,838       23,972,383
   Net asset value per share - Class A ....................................   $         9.67   $         6.03
   Maximum offering price per share - Class A(2) ..........................   $        10.26   $         6.40
   Net assets - Class B ...................................................               NA   $    4,458,234
   Shares outstanding - Class B ...........................................               NA          790,882
   Net asset value and offering price per share - Class B .................               NA   $         5.64
   Net assets - Class C ...................................................   $    5,160,927   $    7,744,602
   Shares outstanding - Class C ...........................................          539,901        1,374,362
   Net asset value and offering price per share - Class C .................   $         9.56   $         5.64
   Net assets - Administrator Class .......................................   $  442,377,937   $  185,778,542
   Shares outstanding - Administrator Class ...............................       44,528,505       30,500,229
   Net asset value and offering price per share - Administrator Class .....   $         9.93   $         6.09
   Net assets - Institutional Class .......................................   $  349,527,153   $  676,845,643
   Shares outstanding - Institutional Class ...............................       34,926,206      110,371,057
   Net asset value and offering price per share - Institutional Class .....   $        10.01   $         6.13
   Net assets - Investor Class ............................................   $  187,040,409               NA
   Shares outstanding - Investor Class ....................................       19,390,512               NA
   Net asset value and offering price per share - Investor Class ..........   $         9.65               NA
                                                                              --------------   --------------
Investments at cost .......................................................   $1,475,830,449   $1,403,729,421
                                                                              --------------   --------------
Securities on loan, at market value (Note 2) ..............................   $  115,195,792   $  126,526,799
                                                                              --------------   --------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 59


       Statements of Assets and Liabilities--January 31, 2009 (Unaudited)

                   Large Cap         Large           Large
    Growth           Growth         Company         Company      U.S. Value
     Fund             Fund         Core Fund      Value Fund        Fund
--------------   -------------   -------------   ------------   ------------


$  943,317,076   $ 225,428,097   $ 203,702,181   $ 88,919,178   $ 94,588,665
   166,899,221      22,121,927       8,787,603     13,336,066     12,154,860
    15,697,336       1,763,195       1,444,014      3,314,329      5,567,117
--------------   -------------   -------------   ------------   ------------
 1,125,913,633     249,313,219     213,933,798    105,569,573    112,310,642
--------------   -------------   -------------   ------------   ------------
     1,395,822           8,462          95,676         18,826         24,885
    10,760,065       3,335,899         192,799      1,327,601              0
       448,481         141,992         402,550        217,120        181,591
--------------   -------------   -------------   ------------   ------------
 1,138,518,001     252,799,572     214,624,823    107,133,120    112,517,118
--------------   -------------   -------------   ------------   ------------

       121,658           6,371          43,979         69,719              0
     7,033,091         739,813         437,336        633,249              0
   175,104,257      22,891,276       9,427,391     13,542,778     12,411,496
       818,346         138,932         131,509         36,555         22,774
       344,690          81,783          92,713         40,406         62,942
--------------   -------------   -------------   ------------   ------------
   183,422,042      23,858,175      10,132,928     14,322,707     12,497,212
--------------   -------------   -------------   ------------   ------------
$  955,095,959   $ 228,941,397   $ 204,491,895   $ 92,810,413   $100,019,906
==============   =============   =============   ============   ============

$1,348,161,065   $ 566,335,257   $ 357,028,919   $144,402,480   $156,743,070
    (2,762,732)        (65,488)        237,812        124,828         87,040
  (102,076,787)   (249,422,074)    (35,200,061)   (22,794,073)   (16,641,370)


  (283,148,886)    (87,375,679)   (117,176,549)   (28,844,747)   (39,993,746)

    (5,076,701)       (530,619)       (398,226)       (78,075)      (175,088)
--------------   -------------   -------------   ------------   ------------
$  955,095,959   $ 228,941,397   $ 204,491,895   $ 92,810,413   $100,019,906
==============   =============   =============   ============   ============

$   20,825,211              NA   $   5,901,104   $     93,679   $    915,641
     1,247,522              NA         442,447         11,215        115,494
$        16.69              NA   $       13.34   $       8.35   $       7.93
$        17.71              NA   $       14.15   $       8.86   $       8.41
            NA              NA   $   1,391,415             NA   $  1,157,625
            NA              NA         104,351             NA        146,749
            NA              NA   $       13.33             NA   $       7.89
$      934,152              NA   $     932,028   $     10,826   $    673,091
        58,236              NA          69,898          1,271         85,941
$        16.04              NA   $       13.33   $       8.52   $       7.83
$  143,959,167              NA   $     738,884   $    278,836   $ 79,527,605
     8,305,094              NA          55,354         33,297     10,162,544
$        17.33              NA   $       13.35   $       8.37   $       7.83
$  183,254,373              NA   $  14,239,720   $      6,433             NA
    10,351,999              NA       1,056,888            768             NA
$        17.70              NA   $       13.47   $       8.38             NA
$  606,123,056   $ 228,941,397   $ 181,288,744   $ 92,420,639   $ 17,745,944
    36,275,468      12,825,884      13,510,065     10,842,479      2,205,413
$        16.71   $       17.85   $       13.42   $       8.52   $       8.05
--------------   -------------   -------------   ------------   ------------
$1,414,139,220   $ 337,219,517   $ 331,508,573   $134,610,324   $152,479,476
--------------   -------------   -------------   ------------   ------------
$  169,851,958   $  22,952,536   $   8,754,601   $ 13,071,084   $ 11,840,514
--------------   -------------   -------------   ------------   ------------

                 60 Wells Fargo Advantage Large Cap Stock Funds


Statements of Operations--For the Six Months Ended January 31, 2009 (Unaudited)

                                                                            Capital         Endeavor
                                                                             Growth          Select
                                                                              Fund            Fund
                                                                         -------------   -------------
INVESTMENT INCOME
   Dividends(1) ......................................................   $   6,813,131   $   6,182,732
   Income from affiliated securities .................................         421,204         551,766
   Other income ......................................................           3,614               0
   Securities lending income .........................................         198,966         249,471
                                                                         -------------   -------------
Total investment income ..............................................       7,436,915       6,983,969
                                                                         -------------   -------------
EXPENSES
   Advisory fees .....................................................       4,125,324       4,231,965
   Administration fees
      Fund Level .....................................................         312,170         321,044
      Class A ........................................................          34,332         257,358
      Class B ........................................................              NA           8,742
      Class C ........................................................           8,755          13,417
      Administrator Class ............................................         271,473         108,889
      Institutional Class ............................................         163,620         346,697
      Investor Class .................................................         525,065              NA
   Custody fees ......................................................         124,868         128,418
   Shareholder servicing fees (Note 3) ...............................       1,034,330         496,916
   Accounting fees ...................................................          62,154          53,733
   Distribution fees (Note 3)
      Class B ........................................................              NA          23,417
      Class C ........................................................          23,450          35,937
   Professional fees .................................................          14,761          18,231
   Registration fees .................................................          38,571          37,526
   Shareholder reports ...............................................         134,309         236,877
   Trustees' fees ....................................................           5,289           5,289
   Other fees and expenses ...........................................          18,274          19,750
                                                                         -------------   -------------
Total expenses .......................................................       6,896,745       6,344,206
                                                                         -------------   -------------
LESS
   Waived fees and reimbursed expenses (Note 3) ......................        (781,096)       (481,172)
   Net expenses ......................................................       6,115,649       5,863,034
                                                                         -------------   -------------
Net investment income (loss) .........................................       1,321,266       1,120,935
                                                                         -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ...    (367,540,307)   (355,686,410)
   Collateral received for securities loaned .........................         105,504         (80,124)
                                                                         -------------   -------------
Net realized gain and loss from investments ..........................    (367,434,803)   (355,766,534)
                                                                         -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ...    (350,511,616)   (383,154,454)
   Collateral received for securities loaned .........................      (1,691,194)     (1,054,634)
                                                                         -------------   -------------
Net change in unrealized appreciation (depreciation) of investments ..    (352,202,810)   (384,209,088)
                                                                         -------------   -------------
Net realized and unrealized gain (loss) on investments ...............    (719,637,613)   (739,975,622)
                                                                         -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......   $(718,316,347)  $(738,854,687)
                                                                         =============   =============
1. Net of foreign withholding taxes of ...............................   $      45,263   $      51,549

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 61


Statements of Operations--For the Six Months Ended January 31, 2009 (Unaudited)

                  Large Cap         Large           Large
    Growth          Growth         Company         Company      U.S. Value
     Fund            Fund         Core Fund      Value Fund        Fund
-------------   -------------   -------------   ------------   ------------

$   3,718,649   $   1,489,761   $   2,890,023   $  2,200,605   $  1,869,319
      252,935          71,311          35,897         29,613         45,757
          548             137               0              0              0
      187,875          11,420           1,223         32,826         21,078
-------------   -------------   -------------   ------------   ------------
    4,160,007       1,572,629       2,927,143      2,263,044      1,936,154
-------------   -------------   -------------   ------------   ------------

    3,994,189         963,921         815,032        432,973        433,725

      278,526         611,656          58,217         30,927         30,980
       38,271              NA          11,153             50          1,592
           NA              NA           2,732             NA          2,327
        1,514              NA           1,782             12          1,262
       65,946              NA             195            453         48,836
       83,862              NA           7,236              3             NA
    1,467,193               0         399,848        242,025         44,438
      111,411          27,541          23,287         12,371         12,392
    1,126,248         344,258         241,235        154,623        154,563
       40,648          13,857          33,723         23,860         22,164

           NA              NA           7,317             NA          6,234
        4,055              NA           4,774             33          3,380
       17,823          17,584          14,595         18,235         17,845
       35,852           7,797          31,465         29,395         18,098
      123,469          11,732          66,550         66,405         49,765
        5,289           5,289           5,289          5,289          5,289
       15,318           3,862           4,890          2,563          3,093
-------------   -------------   -------------   ------------   ------------
    7,409,614       2,007,497       1,729,320      1,019,217        855,983
-------------   -------------   -------------   ------------   ------------

     (486,875)       (369,380)       (270,790)      (177,244)      (205,595)
    6,922,739       1,638,117       1,458,530        841,973        650,388
-------------   -------------   -------------   ------------   ------------
   (2,762,732)        (65,488)      1,468,613      1,421,071      1,285,766
-------------   -------------   -------------   ------------   ------------


  (59,321,838)    (44,394,053)    (29,529,607)   (20,624,811)   (11,289,859)
     (172,694)        (44,603)        (54,578)       148,556        137,117
-------------   -------------   -------------   ------------   ------------
  (59,494,532)    (44,438,656)    (29,584,185)   (20,476,255)   (11,152,742)
-------------   -------------   -------------   ------------   ------------

 (407,925,063)    (68,546,164)    (81,227,636)   (31,358,237)   (35,345,841)
   (2,082,203)       (212,823)        (99,542)      (237,339)      (221,053)
-------------   -------------   -------------   ------------   ------------
 (410,007,266)    (68,758,987)    (81,327,178)   (31,595,576)   (35,566,894)
-------------   -------------   -------------   ------------   ------------
 (469,501,798)   (113,197,643)   (110,911,363)   (52,071,831)   (46,719,636)
-------------   -------------   -------------   ------------   ------------
$(472,264,530)  $(113,263,131)  $(109,442,750)  $(50,650,760)  $(45,433,870)
=============   =============   =============   ============   ============
$      25,335   $       2,830   $           0   $     10,446   $     10,482

                 62 Wells Fargo Advantage Large Cap Stock Funds


                       Statements of Changes in Net Assets


                                                                                          CAPITAL GROWTH FUND
                                                                                   ---------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                   January 31, 2009     Year Ended
                                                                                      (Unaudited)      July 31, 2008
                                                                                   ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................   $  1,639,344,170   $1,156,594,820
OPERATIONS
   Net investment income (loss) ................................................          1,321,266       (2,607,945)
   Net realized gain (loss) on investments .....................................       (367,434,803)      63,997,574
   Net change in unrealized appreciation (depreciation) of investments .........       (352,202,810)     (83,713,854)
                                                                                   ----------------   --------------
Net increase (decrease) in net assets resulting from operations ................       (718,316,347)     (22,324,225)
                                                                                   ----------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................                  0                0
      Class B ..................................................................                 NA               NA
      Class C ..................................................................                  0                0
      Administrator Class ......................................................                  0                0
      Institutional Class ......................................................                  0                0
      Investor Class ...........................................................                  0                0
   Net realized gain on sales of investments
      Class A ..................................................................           (954,537)        (124,847)
      Class B ..................................................................                 NA               NA
      Class C ..................................................................           (264,298)         (70,071)
      Administrator Class ......................................................        (22,693,086)     (31,907,273)
      Institutional Class ......................................................        (16,485,253)     (18,118,300)
      Investor Class ...........................................................         (9,843,385)     (21,521,951)
                                                                                   ----------------   --------------
Total distributions to shareholders ............................................        (50,240,559)     (71,742,442)
                                                                                   ----------------   --------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................          4,427,309       37,290,292
   Reinvestment of distributions - Class A .....................................            938,106          122,751
   Cost of shares redeemed - Class A ...........................................         (5,418,325)      (3,099,106)
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ...................................................            (52,910)      34,313,937
                                                                                   ----------------   --------------
   Proceeds from shares sold - Class B .........................................                 NA               NA
   Reinvestment of distributions - Class B .....................................                 NA               NA
   Cost of shares redeemed - Class B ...........................................                 NA               NA
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class B ...................................................                 NA               NA
                                                                                   ----------------   --------------
   Proceeds from shares sold - Class C .........................................          1,900,016        9,053,813
   Reinvestment of distributions - Class C .....................................            169,153           63,580
   Cost of shares redeemed - Class C ...........................................           (880,287)        (331,480)
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ...................................................          1,188,882        8,785,913
                                                                                   ----------------   --------------
   Proceeds from shares sold - Administrator Class .............................        357,970,743      909,327,143
   Reinvestment of distributions - Administrator Class .........................         19,464,021       27,878,014
   Cost of shares redeemed - Administrator Class ...............................       (277,610,927)    (724,970,870)
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .......................................         99,823,837      212,234,287
                                                                                   ----------------   --------------
   Proceeds from shares sold - Institutional Class .............................        172,538,194      768,383,939
   Reinvestment of distributions - Institutional Class .........................         16,371,620       17,862,886
   Cost of shares redeemed - Institutional Class ...............................       (131,634,760)    (494,150,573)
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Institutional Class .......................................         57,275,054      292,096,252
                                                                                   ----------------   --------------
   Proceeds from shares sold - Investor Class ..................................         52,155,217      126,036,978
   Reinvestment of distributions - Investor Class ..............................          6,988,086       15,530,919
   Cost of shares redeemed - Investor Class ....................................        (85,694,687)    (112,182,269)
                                                                                   ----------------   --------------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Investor Class ............................................       (26,551,384)       29,385,628
                                                                                   ----------------   --------------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ........................................................        131,683,479      576,816,017
                                                                                   ----------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................       (636,873,427)     482,749,350
                                                                                   ================   ==============
ENDING NET ASSETS ..............................................................   $  1,002,470,743   $1,639,344,170
                                                                                   ================   ==============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 63


                       Statements of Changes in Net Assets

       ENDEAVOR SELECT FUND                    GROWTH FUND                    LARGE CAP GROWTH FUND
---------------------------------   ---------------------------------   ---------------------------------
    For the                             For the                             For the
Six Months Ended       For the      Six Months Ended       For the      Six Months Ended       For the
January 31, 2009     Year Ended     January 31, 2009     Year Ended     January 31, 2009     Year Ended
   (Unaudited)      July 31, 2008      (Unaudited)      July 31, 2008      (Unaudited)      July 31, 2008
----------------   --------------   ----------------   --------------   ----------------   --------------

$  1,694,467,475   $1,390,307,760   $  1,365,088,815   $1,479,805,580   $    350,352,074   $  388,699,550

       1,120,935         (322,372)        (2,762,732)      (8,630,984)           (65,488)        (488,190)
    (355,766,534)      24,519,371        (59,494,532)     109,458,797        (44,438,656)      69,856,553
    (384,209,088)     (16,421,877)      (410,007,266)    (168,943,283)       (68,758,987)     (75,679,752)
----------------   --------------   ----------------   --------------   ----------------   --------------
    (738,854,687)       7,775,122       (472,264,530)     (68,115,470)      (113,263,131)      (6,311,389)
----------------   --------------   ----------------   --------------   ----------------   --------------


               0                0                  0                0                 NA               NA
               0                0                 NA               NA                 NA               NA
               0                0                  0                0                 NA               NA
               0                0                  0                0                 NA               NA
               0       (1,338,584)                 0                0                 NA               NA
              NA               NA                  0                0                  0                0

      (5,939,368)      (1,790,001)                 0                0                 NA               NA
        (202,063)         (99,299)                NA               NA                 NA               NA
        (335,195)        (100,340)                 0                0                 NA               NA
      (7,183,197)      (2,112,463)                 0                0                 NA               NA
     (27,764,756)     (11,389,753)                 0                0                 NA               NA
              NA               NA                  0                0                  0                0
----------------   --------------   ----------------   --------------   ----------------   --------------
     (41,424,579)     (16,830,440)                 0                0                  0                0
----------------   --------------   ----------------   --------------   ----------------   --------------

      84,940,610      212,312,902          6,449,272       68,066,296                 NA               NA
       5,801,163        1,746,562                  0                0                 NA               NA
     (71,264,085)    (133,702,200)        (8,917,782)     (53,911,285)                NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------

      19,477,688       80,357,264         (2,468,510)      14,155,011                 NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------
         170,030        2,076,873                 NA               NA                 NA               NA
         193,198           94,121                 NA               NA                 NA               NA
      (1,109,042)      (3,573,941)                NA               NA                 NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------

        (745,814)      (1,402,947)                NA               NA                 NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------
       2,444,102        4,948,578            223,539        1,238,472                 NA               NA
         320,167           97,497                  0                0                 NA               NA
      (1,428,414)      (2,315,494)          (118,583)        (176,518)                NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------

       1,335,855        2,730,581            104,956        1,061,954                 NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------
      78,722,436      228,809,567        122,043,575       58,484,998                 NA               NA
       6,113,165        2,018,825                  0                0                 NA               NA
     (44,750,357)     (60,615,306)       (35,314,201)     (71,351,986)                NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------

      40,085,244      170,213,086         86,729,374      (12,866,988)                NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------
     224,600,792      443,193,893         31,105,390      124,435,754                 NA               NA
      20,164,744       10,954,779                  0                0                 NA               NA
    (199,670,635)    (392,831,623)       (19,740,714)    (117,804,441)                NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------

      45,094,901       61,317,049         11,364,676        6,631,313                 NA               NA
----------------   --------------   ----------------   --------------   ----------------   --------------
              NA               NA         29,737,013      157,421,747         11,270,997       28,517,716
              NA               NA                  0                0                  0                0
              NA               NA        (63,195,835)    (213,004,332)       (19,418,543)     (60,553,803)
----------------   --------------   ----------------   --------------   ----------------   --------------

              NA               NA        (33,458,822)     (55,582,585)        (8,147,546)     (32,036,087)
----------------   --------------   ----------------   --------------   ----------------   --------------

     105,247,874      313,215,033         62,271,674      (46,601,295)        (8,147,546)     (32,036,087)
----------------   --------------   ----------------   --------------   ----------------   --------------
    (675,031,392)     304,159,715       (409,992,856)    (114,716,765)      (121,410,677)     (38,347,476)
================   ==============   ================   ==============   ================   ==============
$  1,019,436,083   $1,694,467,475   $    955,095,959   $1,365,088,815   $    228,941,397   $  350,352,074
================   ==============   ================   ==============   ================   ==============

                 64 Wells Fargo Advantage Large Cap Stock Funds


                      Statements of Changes in Net Assets

                                                                                    CAPITAL GROWTH FUND
                                                                             --------------------------------
                                                                                  For the
                                                                             Six Months Ended      For the
                                                                             January 31, 2009     Year Ended
                                                                                (Unaudited)     July 31, 2008
                                                                             ----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................          337,850        2,088,279
   Shares issued in reinvestment of distributions - Class A ..............           96,712            6,397
   Shares redeemed - Class A .............................................         (453,618)        (177,318)
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Class A ...............          (19,056)       1,917,358
                                                                               ------------     ------------
   Shares sold - Class B .................................................               NA               NA
   Shares issued in reinvestment of distributions - Class B ..............               NA               NA
   Shares redeemed - Class B .............................................               NA               NA
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Class B ...............               NA               NA
                                                                               ------------     ------------
   Shares sold - Class C .................................................          153,424          463,703
   Shares issued in reinvestment of distributions - Class C ..............           17,620            3,322
   Shares redeemed - Class C .............................................          (79,680)         (19,024)
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Class C ...............           91,364          448,001
                                                                               ------------     ------------
   Shares sold - Administrator Class .....................................       26,625,002       48,163,627
   Shares issued in reinvestment of distributions - Administrator Class ..        1,954,219        1,420,174
   Shares redeemed - Administrator Class .................................      (21,675,595)     (38,254,445)
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Administrator Class ...        6,903,626       11,329,356
                                                                               ------------     ------------
   Shares sold - Institutional Class .....................................       13,738,611       39,758,187
   Shares issued in reinvestment of distributions - Institutional Class ..        1,632,265          905,827
   Shares redeemed - Institutional Class .................................      (10,184,953)     (25,650,984)
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Institutional Class ...        5,185,923       15,013,030
                                                                               ------------     ------------
   Shares sold - Investor Class ..........................................        4,221,465        6,819,782
   Shares issued in reinvestment of distributions - Investor Class .......          721,910          810,167
   Shares redeemed - Investor Class ......................................       (7,185,028)      (6,095,844)
                                                                               ------------     ------------
   Net increase (decrease) in shares outstanding - Investor Class ........       (2,241,653)       1,534,105
                                                                               ------------     ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................        9,920,204       30,241,850
                                                                               ============     ============
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........     $  1,321,266     $          0
                                                                               ============     ============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 65


                      Statements of Changes in Net Assets

       ENDEAVOR SELECT FUND                    GROWTH FUND                   LARGE CAP GROWTH FUND
---------------------------------   --------------------------------   --------------------------------
     For the                             For the                            For the
 Six Months Ended      For the      Six Months Ended      For the      Six Months Ended      For the
 January 31, 2009    Year Ended     January 31, 2009     Year Ended    January 31, 2009     Year Ended
   (Unaudited)      July 31, 2008      (Unaudited)     July 31, 2008      (Unaudited)     July 31, 2008
-----------------   -------------   ----------------   -------------   ----------------   -------------
    10,143,878        18,580,676          344,172         2,517,869              NA                 NA
       957,288           150,956                0                 0              NA                 NA
    (9,113,468)      (11,714,944)        (485,325)       (2,007,149)             NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
     1,987,698         7,016,688         (141,153)          510,720              NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
        24,100           198,652               NA                NA              NA                 NA
        34,074             8,603               NA                NA              NA                 NA
      (160,547)         (343,237)              NA                NA              NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
      (102,373)         (135,982)              NA                NA              NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
       318,389           468,991           11,321            48,130              NA                 NA
        56,567             8,920                0                 0              NA                 NA
      (208,958)         (223,091)          (6,863)           (7,046)             NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
       165,998           254,820            4,458            41,084              NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
    10,361,931        20,683,841        5,773,386         2,071,737              NA                 NA
     1,000,518           173,439                0                 0              NA                 NA
    (6,200,902)       (5,424,097)      (1,677,908)       (2,582,239)             NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
     5,161,547        15,433,183        4,095,478          (510,502)             NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
    28,346,534        39,557,692        1,445,269         4,455,662              NA                 NA
     3,278,820           937,820                0                 0              NA                 NA
   (26,947,798)      (35,140,157)        (873,196)       (4,217,477)             NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
     4,677,556         5,355,355          572,073           238,185              NA                 NA
  ------------      ------------      -----------       -----------       ---------        -----------
            NA                NA        1,539,523         5,713,969         595,767          1,005,404
            NA                NA                0                 0               0                  0
            NA                NA       (3,234,196)       (7,964,448)       (929,499)        (2,147,311)
  ------------      ------------      -----------       -----------       ---------        -----------
            NA                NA       (1,694,673)       (2,250,479)       (333,732)        (1,141,907)
  ------------      ------------      -----------       -----------       ---------        -----------

    11,890,426        27,924,064        2,836,183        (1,970,992)       (333,732)        (1,141,907)
  ============      ============      ===========       ===========       =========        ===========
  $  1,120,935      $          0      $(2,762,732)      $         0       $ (65,488)       $         0
  ============      ============      ===========       ===========       =========        ===========

                 66 WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS


                       Statement of Changes in Net Asset

                                                                                LARGE COMPANY CORE FUND
                                                                            --------------------------------
                                                                                 For the          For the
                                                                            Six Months Ended     Year Ended
                                                                            January 31, 2009      For the
                                                                               (Unaudited)     July 31, 2008
                                                                            ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................    $ 279,632,846     $ 306,436,508
OPERATIONS
   Net investment income (loss) .........................................        1,468,613         2,183,228
   Net realized gain (loss) on investments ..............................      (29,584,185)       12,385,234
   Net change in unrealized appreciation (depreciation) of investments ..      (81,327,178)      (54,016,734)
                                                                             -------------     -------------
Net increase (decrease) in net assets resulting from operations .........     (109,442,750)      (39,448,272)
                                                                             -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ...........................................................          (50,043)          (27,796)
      Class B ...........................................................           (5,864)                0
      Class C ...........................................................           (3,557)                0
      Administrator Class ...............................................           (3,464)           (9,015)
      Institutional Class ...............................................         (161,382)         (409,980)
      Investor Class ....................................................       (1,131,609)       (1,611,319)
   Net realized gain on sales of investments
      Class A ...........................................................                0                 0
      Class B ...........................................................                0                 0
      Class C ...........................................................                0                 0
      Administrator Class ...............................................                0                 0
      Institutional Class ...............................................                0                 0
      Investor Class ....................................................                0                 0
                                                                             -------------     -------------
Total distributions to shareholders .....................................       (1,355,919)       (2,058,110)
                                                                             -------------     -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................          905,113        11,831,603
   Reinvestment of distributions - Class A ..............................           49,263            27,667
   Cost of shares redeemed - Class A ....................................       (1,898,312)       (3,116,520)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class A ......................................         (943,936)        8,742,750
                                                                             -------------     -------------
   Proceeds from shares sold - Class B ..................................           20,393         3,276,966
   Reinvestment of distributions - Class B ..............................            5,802                 0
   Cost of shares redeemed - Class B ....................................         (231,767)          (35,434)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class B ......................................         (205,572)        3,241,532
                                                                             -------------     -------------
   Proceeds from shares sold - Class C ..................................           31,215         2,239,477
   Reinvestment of distributions - Class C ..............................            3,446                 0
   Cost of shares redeemed - Class C ....................................         (259,144)           (8,513)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Class C ......................................         (224,483)        2,230,964
                                                                             -------------     -------------
   Proceeds from shares sold - Administrator Class ......................          834,174           425,202
   Reinvestment of distributions - Administrator Class ..................            3,464             8,828
   Cost of shares redeemed - Administrator Class ........................         (279,570)       (2,566,385)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Administrator Class ..........................          558,068        (2,132,355)
                                                                             -------------     -------------
   Proceeds from shares sold - Institutional Class ......................        2,708,728         6,275,259
   Reinvestment of distributions - Institutional Class ..................          161,382           409,980
   Cost of shares redeemed - Institutional Class ........................       (2,655,351)      (13,282,694)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Institutional Class ..........................          214,759        (6,597,455)
                                                                             -------------     -------------
   Proceeds from shares sold - Investor Class ...........................       96,350,364        71,340,855
   Reinvestment of distributions - Investor Class .......................          831,820         1,344,150
   Cost of shares redeemed - Investor Class .............................      (60,923,302)      (63,467,721)
                                                                             -------------     -------------
   Net increase (decrease) in net assets resulting from capital
      share transactions - Investor Class ...............................       36,258,882         9,217,284
                                                                             -------------     -------------
Net increase (decrease) in net assets resulting from capital
   share transactions - Total ...........................................       35,657,718        14,702,720
                                                                             -------------     -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................      (75,140,951)      (26,803,662)
                                                                             =============     =============
ENDING NET ASSETS .......................................................    $ 204,491,895     $ 279,632,846
                                                                             =============     =============

The accompanying notes are an integral part of these financial statements.

                      67 Statement of Changes in Net Asset


                  WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

    LARGE COMPANY VALUE FUND                U.S. VALUE FUND
--------------------------------   --------------------------------
     For the
Six Months Ended      For the      Six Months Ended     For the
January 31, 2009    Year Ended     January 31, 2009    Year Ended
   (Unaudited)     July 31, 2008      (Unaudited)     July 31, 2008
----------------   -------------   ----------------   -------------

 $ 153,984,039     $ 199,780,144    $ 150,908,468     $ 186,379,916

     1,421,071         3,074,988        1,285,766         3,289,335
   (20,476,255)       14,874,876      (11,152,742)        9,387,539
   (31,595,576)      (31,194,349)     (35,566,894)      (46,541,475)
 -------------     -------------   --------------     -------------
   (50,650,760)      (13,244,485)     (45,433,870)      (33,864,601)
 -------------     -------------   --------------     -------------


          (674)              (37)         (13,059)          (32,280)
            NA                NA          (10,938)          (26,736)
           (69)              (20)          (6,326)          (13,299)
        (5,185)          (35,964)      (1,284,197)       (2,539,253)
          (129)              (48)              NA                NA
    (1,494,980)       (2,989,407)        (241,077)         (533,781)

        (5,328)                0                0          (474,495)
            NA                NA                0          (747,146)
          (750)                0                0          (360,821)
       (34,974)          (88,452)               0       (30,231,364)
          (767)                0               NA                NA
   (11,188,567)      (12,790,375)               0        (8,209,869)
 -------------     -------------   --------------     -------------
   (12,731,423)      (15,904,303)      (1,555,597)      (43,169,044)
 -------------     -------------   --------------     -------------

        95,136            13,849          223,836           109,285
         6,002                37           12,752           500,259
             0                 0         (242,485)       (1,272,742)
 -------------     -------------   --------------     -------------

       101,138            13,886           (5,897)         (663,198)
 -------------     -------------   --------------     -------------
            NA                NA            6,692            91,811
            NA                NA           10,430           736,474
            NA                NA         (431,095)       (1,304,304)
 -------------     -------------   --------------     -------------

            NA                NA         (413,973)         (476,019)
 -------------     -------------   --------------     -------------
         5,000            10,000            3,335           151,821
           819                20            5,213           320,133
             0                 0         (131,535)         (488,145)
 -------------     -------------   --------------     -------------

         5,819            10,020         (122,987)          (16,191)
 -------------     -------------   --------------     -------------
       195,850         2,019,564        4,469,650        28,021,727
        39,537            63,002        1,284,197        32,768,211
    (2,122,118)       (2,925,609)      (8,188,845)      (19,276,240)
 -------------     -------------   --------------     -------------

    (1,886,731)         (843,043)      (2,434,998)       41,513,698
 -------------     -------------   --------------     -------------
             0            10,000               NA                NA
           897                48               NA                NA
             0                 0               NA                NA
 -------------     -------------   --------------     -------------

           897            10,048               NA                NA
 -------------     -------------   --------------     -------------
     5,419,757        11,243,522          718,324         1,655,792
    11,813,886        14,773,522          230,496         8,416,946
   (13,246,209)      (41,855,272)      (1,870,060)       (8,868,831)
 -------------     -------------   --------------     -------------

     3,987,434       (15,838,228)        (921,240)        1,203,907
 -------------     -------------   --------------     -------------

     2,208,557       (16,647,317)      (3,899,095)       41,562,197
 -------------     -------------   --------------     -------------
   (61,173,626)      (45,796,105)     (50,888,562)      (35,471,448)
 =============     =============   ================   =============
 $  92,810,413     $ 153,984,039    $ 100,019,906     $ 150,908,468
 =============     =============   ================   =============

                 68 Wells Fargo Advantage Large Cap Stock Funds


                       Statements of Changes in Net Assets

                                                                              LARGE COMPANY CORE FUND
                                                                          --------------------------------
                                                                               For the
                                                                          Six Months Ended      For the
                                                                          January 31, 2009    Year Ended
                                                                             (Unaudited)     July 31, 2008
                                                                          ----------------   -------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................................          57,800           476,661
   Shares issued in reinvestment of distributions - Class A ...........           2,867             1,159
   Shares redeemed - Class A ..........................................        (110,099)         (130,841)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Class A .........         (49,432)          346,979
                                                                            -----------       -----------
   Shares sold - Class B ..............................................           1,371           119,061
   Shares issued in reinvestment of distributions - Class B ...........             327                 0
   Shares redeemed - Class B ..........................................         (14,783)           (1,625)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Class B .........         (13,085)          117,436
                                                                            -----------       -----------
   Shares sold - Class C ..............................................           1,963            81,870
   Shares issued in reinvestment of distributions - Class C ...........             194                 0
   Shares redeemed - Class C ..........................................         (13,738)             (391)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Class C .........         (11,581)           81,479
                                                                            -----------       -----------
   Shares sold - Administrator Class ..................................          56,978           113,069
   Shares issued in reinvestment of distributions - Administrator
      Class ...........................................................             222               368
   Shares redeemed - Administrator Class ..............................         (16,964)         (115,675)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Administrator
         Class ........................................................          40,236            (2,238)
                                                                            -----------       -----------
   Shares sold - Institutional Class ..................................         158,995           261,378
   Shares issued in reinvestment of distributions - Institutional
      Class ...........................................................           9,329            17,008
   Shares redeemed - Institutional Class ..............................        (155,457)         (571,914)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Institutional
         Class ........................................................          12,867          (293,528)
                                                                            -----------       -----------
   Shares sold - Investor Class .......................................       6,346,906         2,947,347
   Shares issued in reinvestment of distributions - Investor Class ....          49,018            56,091
   Shares redeemed - Investor Class ...................................      (3,922,454)       (2,627,586)
                                                                            -----------       -----------
      Net increase (decrease) in shares outstanding - Investor Class ..       2,473,470           375,852
                                                                            -----------       -----------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
      SHARE TRANSACTIONS ..............................................       2,452,475           625,980
                                                                            -----------       -----------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......     $   237,812       $   125,118
                                                                            ===========       ===========

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 69


                       Statements of Changes in Net Assets

    LARGE COMPANY VALUE FUND                U.S. VALUE FUND
--------------------------------   ---------------------------------
     For the                            For the
Six Months Ended      For the      Six Months Ended       For the
January 31, 2009     Year Ended     January 31, 2009     Year Ended
   (Unaudited)     July 31, 2008      (Unaudited)      July 31, 2008
----------------   -------------   -----------------   -------------

        9,622               941           22,435             7,299
          650                 2            1,310            36,666
            0                 0          (24,349)          (82,229)
  -----------       -----------        ---------       -----------
       10,272               943             (604)          (38,264)
  -----------       -----------        ---------       -----------
           NA                NA              788             6,647
           NA                NA            1,100            54,384
           NA                NA          (42,915)          (89,557)
  -----------       -----------        ---------       -----------
           NA                NA          (41,027)          (28,526)
  -----------       -----------        ---------       -----------
          523               660              343            11,345
           87                 1              547            23,795
            0                 0          (13,289)          (35,211)
  -----------       -----------        ---------       -----------
          610               661          (12,399)              (71)
  -----------       -----------        ---------       -----------
       13,522           131,778          444,789         1,945,526

        4,215             3,910          133,768         2,432,297
     (151,110)         (173,159)        (732,513)       (1,393,598)
  -----------       -----------        ---------       -----------

     (133,373)          (37,471)        (153,956)        2,984,225
  -----------       -----------        ---------       -----------
            0               670               NA                NA
           95                 3               NA                NA
            0                 0               NA                NA
  -----------       -----------        ---------       -----------

           95               673               NA                NA
  -----------       -----------        ---------       -----------
      454,633           689,594           77,436           119,171
    1,239,720           893,789           23,379           607,985
   (1,183,910)       (2,566,024)        (194,749)         (617,989)
  -----------       -----------        ---------       -----------
      510,443          (982,641)         (93,934)          109,167
  -----------       -----------        ---------       -----------

      388,047        (1,017,835)        (301,920)        3,026,531
  -----------       -----------        ---------       -----------
  $   124,828       $   204,794        $  87,040       $   356,871
  ===========       ===========        =========       ===========

                 70 Wells Fargo Advantage Large Cap Stock Funds


                              Financial Highlights

                                                    Beginning                  Net Realized   Distributions
                                                    Net Asset       Net       and Unrealized     from Net
                                                    Value Per    Investment     Gain (Loss)     Investment
                                                      Share    Income (Loss)  on Investments      Income
                                                    ---------  -------------  --------------  -------------
CAPITAL GROWTH FUND
Class A
August 1, 2008 to January 31, 2009 (Unaudited) ...    $17.60    (0.00)(4,5)      (7.42)            0.00
August 1, 2007 to July 31, 2008 ..................    $18.64    (0.08)(5)         0.08             0.00
July 31, 2007(11) ................................    $18.64     0.00             0.00             0.00
Class C
August 1, 2008 to January 31, 2009 (Unaudited) ...    $17.47    (0.05)(5)        (7.35)            0.00
August 1, 2007 to July 31, 2008 ..................    $18.64    (0.22)(5)         0.09             0.00
July 31, 2007(11) ................................    $18.64     0.00             0.00             0.00
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited) ...    $18.03     0.02(5)         (7.61)            0.00
August 1, 2007 to July 31, 2008 ..................    $19.03    (0.02)(5)         0.06             0.00
August 1, 2006 to July 31, 2007 ..................    $16.07    (0.02)(5)         3.08             0.00
August 1, 2005 to July 31, 2006 ..................    $16.70    (0.03)(5)        (0.12)            0.00
January 1, 2005 to July 31, 2005(6) ..............    $15.82    (0.02)(5)         0.91             0.00
January 1, 2004 to December 31, 2004 .............    $13.40    (0.01)            2.43(7)          0.00
June 30, 2003(8) to December 31, 2003 ............    $11.96    (0.00)(4)         1.44(9)          0.00
Institutional Class
August 1, 2008 to January 31, 2009 (Unaudited) ...    $18.14     0.03(5)         (7.65)            0.00
August 1, 2007 to July 31, 2008 ..................    $19.10     0.01(5)          0.07             0.00
August 1, 2006 to July 31, 2007 ..................    $16.10     0.02(5)          3.08             0.00
August 1, 2005 to July 31, 2006 ..................    $16.71    (0.00)(4, 5)     (0.13)            0.00
April 11, 2005(8) to July 31, 2005 ...............    $15.21    (0.00)(4, 5)      1.50             0.00
Investor Class
August 1, 2008 to January 31, 2009 (Unaudited) ...    $17.56    (0.01)(5)        (7.39)            0.00
August 1, 2007 to July 31, 2008 ..................    $18.64    (0.10)(5)         0.06             0.00
August 1, 2006 to July 31, 2007 ..................    $15.81    (0.10)(5)         3.03             0.00
August 1, 2005 to July 31, 2006 ..................    $16.52    (0.11)(5)        (0.12)            0.00
January 1, 2005 to July 31, 2005(6) ..............    $15.70    (0.06)(5)         0.89             0.00
January 1, 2004 to December 31, 2004 .............    $13.36    (0.06)            2.40             0.00
January 1, 2003 to December 31, 2003 .............    $10.66    (0.04)            2.75(7)         (0.01)

----------
(1.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3.) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(4.) Amount calculated is less than $0.005.

(5.) Calculated based upon average shares outstanding.

(6.) In 2005, the Fund changed its fiscal year end from December 31 to July 31.

(7.) Includes redemption fee of $0.01.

(8.) Commencement of operations.

(9.) Includes redemption fee of $0.02.

(10.) The Administrator class had a small income distribution compared to net investment income due to significant shareholder activity. Distribution per share amounts are determined using a different methodology than that used for calculating Net Investment Income (Loss) ratios.

(11.) Class A and Class C were incepted on July 31, 2007 and had no activity during the year.

(12.) On June 20, 2008 Advisor Class was renamed to Class A and Class Z was renamed to Investor Class.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 71


                              Financial Highlights

                  Ending    Ratio to Average Net Assets (Annualized)(1)
 Distributions  Net Asset  --------------------------------------------             Portfolio   Net Assets at
   from Net     Value Per  Net Investment    Gross   Expenses     Net      Total     Turnover   End of Period
Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
--------------  ---------  --------------  --------  --------  --------  ---------  ---------  ---------------
    (0.51)        $ 9.67        0.00%        1.30%    (0.05)%    1.25%    (42.15)%      76%        $ 18,364
    (1.04)        $17.60       (0.45)%       1.22%     0.00%     1.22%     (0.46)%     151%        $ 33,756
     0.00         $18.64        0.00%        0.00%     0.00%     0.00%      0.00%      114%        $     10

    (0.51)        $ 9.56       (0.01)%       1.98%     0.00%     1.98%    (42.35)%      76%        $  5,161
    (1.04)        $17.47       (1.21)%       2.14%    (0.14)%    2.00%     (1.18)%     151%        $  7,835
     0.00         $18.64        0.00%        0.00%     0.00%     0.00%      0.00%      114%        $     10

    (0.51)        $ 9.93        0.00%        1.13%    (0.19)%    0.94%    (42.09)%      76%        $442,378
    (1.04)        $18.03       (0.11)%       1.12%    (0.18)%    0.94%     (0.24)%     151%        $678,414
    (0.10)        $19.03       (0.09)%       1.18%    (0.24)%    0.94%     19.08%      114%        $500,499
    (0.48)        $16.07       (0.19)%       1.21%    (0.27)%    0.94%     (1.10)%      89%        $380,588
    (0.01)        $16.70       (0.24)%       1.27%    (0.34)%    0.93%      5.64%       57%        $ 75,840
     0.00         $15.82       (0.08)%       1.32%    (0.38)%    0.94%     18.06%      239%        $  4,895
     0.00         $13.40       (0.03)%       2.13%    (1.19)%    0.94%     12.04%      229%        $  1,026

    (0.51)        $10.01        0.00%        0.86%    (0.11)%    0.75%    (42.00)%      76%        $349,527
    (1.04)        $18.14        0.07%        0.85%    (0.10)%    0.75%     (0.02)%     151%        $539,373
    (0.10)        $19.10        0.11%        0.91%    (0.15)%    0.76%     19.36%      114%        $281,353
    (0.48)        $16.10       (0.03)%       0.94%    (0.14)%    0.80%     (0.98)%      89%        $109,801
     0.00         $16.71       (0.10)%       0.98%    (0.18)%    0.80%      9.86%       57%        $ 44,171

    (0.51)        $ 9.65        0.00%        1.41%    (0.05)%    1.36%    (42.19)%      76%        $187,040
    (1.04)        $17.56       (0.54)%       1.42%    (0.03)%    1.39%     (0.68)%     151%        $379,966
    (0.10)        $18.64       (0.56)%       1.53%    (0.11)%    1.42%     18.63%      114%        $374,723
    (0.48)        $15.81       (0.64)%       1.55%    (0.13)%    1.42%     (1.61)%      89%        $236,878
    (0.01)        $16.52       (0.71)%       1.67%    (0.23)%    1.44%      5.30%       57%        $182,934
     0.00         $15.70       (0.55)%       1.77%    (0.33)%    1.44%     17.51%      239%        $ 99,455
     0.00         $13.36       (0.45)%       1.75%    (0.29)%    1.46%     25.41%      229%        $ 70,748

                 72 Wells Fargo Advantage Large Cap Stock Funds


                              Financial Highlights

                                                    Beginning                  Net Realized   Distributions
                                                    Net Asset       Net       and Unrealized     from Net
                                                    Value Per    Investment     Gain (Loss)     Investment
                                                      Share    Income (Loss)  on Investments      Income
                                                    ---------  -------------  --------------  -------------
ENDEAVOR SELECT FUND
Class A
August 1, 2008 to January 31, 2009 (Unaudited) ...    $10.81     (0.01)(5)        (4.51)           0.00
August 1, 2007 to July 31, 2008 ..................    $10.85     (0.04)(5)         0.10            0.00
August 1, 2006 to July 31, 2007 ..................    $ 9.35     (0.04)(5)         1.54            0.00
August 1, 2005 to July 31, 2006 ..................    $ 9.47     (0.05)(5)         0.02            0.00
January 1, 2005 to July 31, 2005(6) ..............    $ 9.16     (0.04)(5)         0.56            0.00
January 1, 2004 to December 31, 2004 .............    $ 8.36     (0.09)(5)         1.47            0.00
January 1, 2003 to December 31, 2003 .............    $ 6.10     (0.07)(5)         2.33            0.00
Class B
August 1, 2008 to January 31, 2009 (Unaudited) ...    $10.18     (0.03)(5)        (4.25)           0.00
August 1, 2007 to July 31, 2008 ..................    $10.29     (0.12)(5)         0.11            0.00
August 1, 2006 to July 31, 2007 ..................    $ 8.94     (0.11)(5)         1.46            0.00
August 1, 2005 to July 31, 2006 ..................    $ 9.12     (0.12)(5)         0.03            0.00
January 1, 2005 to July 31, 2005(6) ..............    $ 8.87     (0.07)(5)         0.53            0.00
January 1, 2004 to December 31, 2004 .............    $ 8.18     (0.15)(5)         1.42            0.00
January 1, 2003 to December 31, 2003 .............    $ 6.02     (0.12)(5)         2.28            0.00
Class C
August 1, 2008 to January 31, 2009 (Unaudited) ...    $10.18     (0.03)(5)        (4.25)           0.00
August 1, 2007 to July 31, 2008 ..................    $10.28     (0.12)(5)         0.12            0.00
August 1, 2006 to July 31, 2007 ..................    $ 8.93     (0.11)(5)         1.46            0.00
August 1, 2005 to July 31, 2006 ..................    $ 9.11     (0.12)(5)         0.03            0.00
January 1, 2005 to July 31, 2005(6) ..............    $ 8.87     (0.08)(5)         0.53            0.00
January 1, 2004 to December 31, 2004 .............    $ 8.18     (0.16)(5)         1.43            0.00
January 1, 2003 to December 31, 2003 .............    $ 6.02     (0.13)(5)         2.29            0.00
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited) ...    $10.91      0.00(4, 5)      (4.56)           0.00
August 1, 2007 to July 31, 2008 ..................    $10.91     (0.01)(5)         0.11            0.00
August 1, 2006 to July 31, 2007 ..................    $ 9.37     (0.01)(5)         1.55            0.00
August 1, 2005 to July 31, 2006 ..................    $ 9.47     (0.02)(5)         0.01            0.00
April 11, 2005(8) to July 31, 2005 ...............    $ 8.60     (0.02)(5)         0.89            0.00
Institutional Class
August 1, 2008 to January 31, 2009 (Unaudited) ...    $10.97      0.01(5)         (4.59)           0.00
August 1, 2007 to July 31, 2008 ..................    $10.96      0.01(5)          0.11           (0.01)
August 1, 2006 to July 31, 2007 ..................    $ 9.40      0.01(5)          1.55            0.00
August 1, 2005 to July 31, 2006 ..................    $ 9.47     (0.01)(5)         0.03            0.00
April 11, 2005(8) to July 31, 2005 ...............    $ 8.60     (0.01)(5)         0.88            0.00
GROWTH FUND
Class A
August 1, 2008 to January 31, 2009(12)
    (Unaudited) ..................................    $25.20     (0.06)(5)        (8.45)           0.00
August 1, 2007 to July 31, 2008(12) ..............    $26.36     (0.16)(5)        (1.00)           0.00
August 1, 2006 to July 31, 2007(12) ..............    $20.45     (0.15)(5)         6.06            0.00
August 1, 2005 to July 31, 2006(12) ..............    $19.84     (0.16)(5)         0.77            0.00
January 1, 2005 to July 31, 2005(6, 12) ..........    $19.22     (0.10)(5)         0.72            0.00
January 1, 2004 to December 31, 2004(12) .........    $17.09     (0.15)(5)         2.28            0.00
January 1, 2003 to December 31, 2003(12) .........    $13.14     (0.16)(5)         4.11            0.00
Class C
August 1, 2008 to January 31, 2009 (Unaudited) ...    $24.30     (0.12)(5)        (8.14)           0.00
August 1, 2007 to July 31, 2008 ..................    $25.62     (0.35)(5)        (0.97)           0.00
August 1, 2006 to July 31, 2007 ..................    $20.03     (0.31)(5)         5.90            0.00
August 1, 2005 to July 31, 2006 ..................    $19.57     (0.32)(5)         0.78            0.00
January 1, 2005 to July 31, 2005(6) ..............    $19.00     (0.14)(5)         0.71            0.00
January 1, 2004 to December 31, 2004 .............    $17.03     (0.30)(5)         2.27            0.00
January 1, 2003 to December 31, 2003 .............    $13.21     (0.32)(5)         4.14            0.00

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 73


                              Financial Highlights

                 Ending     Ratio to Average Net Assets (Annualized)(1)
 Distributions  Net Asset  --------------------------------------------             Portfolio   Net Assets at
   from Net     Value Per  Net Investment    Gross   Expenses     Net      Total     Turnover   End of Period
Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses  Return(2)   Rate(3)   (000's omitted)
--------------  ---------  --------------  --------  --------  --------  ---------  ---------  ---------------
   (0.26)         $ 6.03        0.00%        1.31%    (0.06)%    1.25%   (41.87)%       71%      $  144,609
   (0.10)         $10.81       (0.38)%       1.31%    (0.06)%    1.25%     0.50%       154%      $  237,689
    0.00(4)       $10.85       (0.40)%       1.36%    (0.11)%    1.25%    16.05%        91%      $  162,421
   (0.09)         $ 9.35       (0.53)%       1.40%    (0.15)%    1.25%    (0.33)%       84%      $  148,765
   (0.21)         $ 9.47       (0.73)%       1.53%    (0.14)%    1.39%     5.93%        54%      $   50,932
   (0.58)         $ 9.16       (1.05)%       1.61%    (0.04)%    1.57%    16.80%       169%      $   94,805
    0.00          $ 8.36       (1.01)%       1.61%    (0.03)%    1.58%    37.05%       244%      $   81,190

   (0.26)         $ 5.64       (0.01)%       2.06%    (0.06)%    2.00%   (42.10)%       71%      $    4,458
   (0.10)         $10.18       (1.12)%       2.06%    (0.06)%    2.00%    (0.15)%      154%      $    9,097
    0.00(4)       $10.29       (1.16)%       2.11%    (0.11)%    2.00%    15.11%        91%      $   10,596
   (0.09)         $ 8.94       (1.28)%       2.15%    (0.15)%    2.00%    (1.01)%       84%      $   11,353
   (0.21)         $ 9.12       (1.47)%       2.28%    (0.15)%    2.13%     5.44%        54%      $    4,403
   (0.58)         $ 8.87       (1.72)%       2.39%    (0.04)%    2.35%    15.82%       169%      $    1,800
    0.00          $ 8.18       (1.79)%       2.40%    (0.06)%    2.34%    35.88%       244%      $      622

   (0.26)         $ 5.64       (0.01)%       2.05%    (0.05)%    2.00%   (42.20)%       71%      $    7,745
   (0.10)         $10.18       (1.13)%       2.06%    (0.06)%    2.00%    (0.06)%      154%      $   12,297
    0.00(4)       $10.28       (1.14)%       2.11%    (0.11)%    2.00%    15.12%        91%      $    9,805
   (0.09)         $ 8.93       (1.30)%       2.15%    (0.15)%    2.00%    (1.01)%       84%      $    6,890
   (0.21)         $ 9.11       (1.52)%       2.32%    (0.14)%    2.18%     5.33%        54%      $    1,802
   (0.58)         $ 8.87       (1.82)%       2.41%    (0.04)%    2.37%    15.82%       169%      $    1,080
    0.00          $ 8.18       (1.83)%       2.45%    (0.07)%    2.38%    35.88%       244%      $      444

   (0.26)         $ 6.09        0.00%        1.12%    (0.12)%    1.00%   (41.85)%       71%      $  185,779
   (0.10)         $10.91       (0.12)%       1.12%    (0.12)%    1.00%     0.87%       154%      $  276,388
    0.00(4)       $10.91       (0.14)%       1.17%    (0.17)%    1.00%    16.44%        91%      $  108,062
   (0.09)         $ 9.37       (0.25)%       1.22%    (0.22)%    1.00%    (0.12)%       84%      $   74,520
    0.00          $ 9.47       (0.67)%       1.30%    (0.30)%    1.00%    10.12%        54%      $   79,964

   (0.26)         $ 6.13        0.00%        0.87%    (0.07)%    0.80%   (41.80)%       71%      $  676,846
   (0.10)         $10.97        0.07%        0.86%    (0.06)%    0.80%     1.06%       154%      $1,158,997
    0.00(4)       $10.96        0.06%        0.91%    (0.11)%    0.80%    16.60%        91%      $1,099,424
   (0.09)         $ 9.40       (0.12)%       0.95%    (0.15)%    0.80%     0.20%        84%      $  534,868
    0.00          $ 9.47       (0.20)%       1.03%    (0.23)%    0.80%    10.12%        54%      $      161


    0.00          $16.69       (0.01)%       1.36%    (0.06)%    1.30%   (33.77)%       47%      $   20,825
    0.00          $25.20       (0.60)%       1.35%    (0.05)%    1.30%    (4.40)%      122%      $   34,992
    0.00          $26.36       (0.63)%       1.34%    (0.04)%    1.30%    28.85%       117%      $   23,142
    0.00          $20.45       (0.77)%       1.33%    (0.03)%    1.30%     3.07%       123%      $   16,468
    0.00          $19.84       (0.93)%       1.43%    (0.04)%    1.39%     3.23%        76%      $    9,762
    0.00          $19.22       (0.86)%       1.59%    (0.05)%    1.54%    12.46%        92%      $    6,357
    0.00          $17.09       (1.10)%       1.57%    (0.02)%    1.55%    30.06%       139%      $    9,294

    0.00          $16.04       (0.01)%       2.04%     0.00%     2.04%   (33.95)%       47%      $      934
    0.00          $24.30       (1.36)%       2.11%    (0.06)%    2.05%    (5.15)%      122%      $    1,307
    0.00          $25.62       (1.35)%       2.09%    (0.04)%    2.05%    27.86%       117%      $      325
    0.00          $20.03       (1.52)%       2.08%    (0.03)%    2.05%     2.35%       123%      $      170
    0.00          $19.57       (1.36)%       1.94%    (0.15)%    1.79%     3.00%        76%      $      146
    0.00          $19.00       (1.74)%       3.35%    (0.93)%    2.42%    11.57%        92%      $      314
    0.00          $17.03       (2.02)%       4.31%    (1.84)%    2.47%    28.92%       139%      $      512

                 74 Wells Fargo Advantage Large Cap Stock Funds


                              Financial Highlights

                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized     from Net
                                                   Value Per    Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments      Income
                                                   ---------   -------------   --------------   -------------
GROWTH FUND (continued)
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited)       $26.12      (0.02)(5)          (8.77)         0.00
August 1, 2007 to July 31, 2008                      $27.23      (0.07)(5)          (1.04)         0.00
August 1, 2006 to July 31, 2007                      $21.06      (0.07)(5)           6.24          0.00
August 1, 2005 to July 31, 2006                      $20.35      (0.10)(5)           0.81          0.00
January 1, 2005 to July 31, 2005(6)                  $19.68      (0.06)(5)           0.73          0.00
January 1, 2004 to December 31, 2004                 $17.38      (0.03)(5)           2.33          0.00
January 1, 2003 to December 31, 2003                 $13.29      (0.08)(5)           4.17          0.00
Institutional Class
August 1, 2008 to January 31, 2009 (Unaudited)       $26.65      (0.01)(5)          (8.94)         0.00
August 1, 2007 to July 31, 2008                      $27.74      (0.03)(5)          (1.06)         0.00
August 1, 2006 to July 31, 2007                      $21.42      (0.04)(5)           6.36          0.00
August 1, 2005 to July 31, 2006                      $20.68      (0.07)(5)           0.81          0.00
January 1, 2005 to July 31, 2005(6)                  $19.99      (0.05)(5)           0.74          0.00
January 1, 2004 to December 31, 2004                 $17.65      (0.03)(5)           2.37          0.00
January 1, 2003 to December 31, 2003                 $13.48      (0.07)(5)           4.24          0.00
Investor Class
August 1, 2008 to January 31, 2009 (Unaudited)       $25.23      (0.07)(5)          (8.45)         0.00
August 1, 2007 to July 31, 2008                      $26.43      (0.20)(5)          (1.00)         0.00
August 1, 2006 to July 31, 2007                      $20.55      (0.19)(5)           6.07          0.00
August 1, 2005 to July 31, 2006                      $19.96      (0.20)(5)           0.79          0.00
January 1, 2005 to July 31, 2005(6)                  $19.35      (0.11)(5)           0.72          0.00
January 1, 2004 to December 31, 2004                 $17.19      (0.13)(5)           2.29          0.00
January 1, 2003 to December 31, 2003                 $13.21      (0.16)(5)           4.14          0.00
LARGE CAP GROWTH FUND
Investor Class
August 1, 2008 to January 31, 2009 (Unaudited)       $26.62      (0.01)             (8.76)         0.00
August 1, 2007 to July 31, 2008                      $27.18      (0.04)             (0.52)         0.00
August 1, 2006 to July 31, 2007                      $23.18      (0.07)              4.07          0.00
August 1, 2005 to July 31, 2006                      $23.57      (0.10)             (0.29)         0.00
January 1, 2005 to July 31, 2005(6)                  $22.75      (0.07)              0.89          0.00
January 1, 2004 to December 31, 2004                 $20.94      (0.07)              1.88          0.00
January 1, 2003 to December 31, 2003                 $16.51      (0.10)              4.53          0.00
LARGE COMPANY CORE FUND
Class A
August 1, 2008 to January 31, 2009(12) (Unaudited)   $21.74       0.12(5)           (8.41)        (0.11)
August 1, 2007 to July 31, 2008(12)                  $25.04       0.21(5)           (3.31)        (0.20)
August 1, 2006 to July 31, 2007(12)                  $20.31       0.11(5)            4.76         (0.14)
August 1, 2005 to July 31, 2006(12)                  $20.70       0.10(5)           (0.38)        (0.11)
January 1, 2005 to July 31, 2005(6, 12)              $21.21       0.05(5)           (0.51)        (0.05)
January 1, 2004 to December 31, 2004(12)             $19.57       0.08               1.65         (0.09)
January 1, 2003 to December 31, 2003(12)             $15.77       0.05(5)            3.80         (0.05)
Class B
August 1, 2008 to January 31, 2009 (Unaudited)       $21.74       0.06(5)           (8.42)        (0.05)
July 18, 2008(8) to July 31, 2008                    $21.69       0.00(4, 5)         0.05          0.00
Class C
August 1, 2008 to January 31, 2009 (Unaudited)       $21.74       0.06(5)           (8.42)        (0.05)
July 18, 2008(8) to July 31, 2008                    $21.69       0.00(4, 5)         0.05          0.00
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited)       $21.75       0.10(5)           (8.37)        (0.13)
August 1, 2007 to July 31, 2008                      $25.05       0.18(5)           (3.24)        (0.24)
August 1, 2006 to July 31, 2007                      $20.27       0.54(5)            4.37         (0.13)(10)
August 1, 2005 to July 31, 2006                      $20.67       0.14(5)           (0.39)        (0.15)
January 1, 2005 to July 31, 2005(6)                  $21.17       0.09(5)           (0.51)        (0.08)
January 1, 2004 to December 31, 2004                 $19.52       0.19               1.63         (0.17)
January 1, 2003 to December 31, 2003                 $15.75       0.11(5)            3.79         (0.13)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 75


                              Financial Highlights

                  Ending       Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share     Income (Loss)    Expenses    Waived    Expenses   Return(2)     Rate(3)   (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $17.33         0.00%         1.19%     (0.23)%     0.96%     (33.65)%       47%        $  143,959
     0.00          $26.12        (0.25)%        1.17%     (0.21)%     0.96%      (4.08)%      122%        $  109,958
     0.00          $27.23        (0.29)%        1.16%     (0.20)%     0.96%      29.25%       117%        $  128,523
     0.00          $21.06        (0.44)%        1.16%     (0.20)%     0.96%       3.49%       123%        $  110,565
     0.00          $20.35        (0.51)%        1.20%     (0.24)%     0.96%       3.40%        76%        $   65,886
     0.00          $19.68        (0.19)%        1.31%     (0.36)%     0.95%      13.23%        92%        $   66,658
     0.00          $17.38        (0.52)%        1.24%     (0.27)%     0.97%      30.78%       139%        $   55,851

     0.00          $17.70         0.00%         0.91%     (0.11)%     0.80%     (33.58)%       47%        $  183,254
     0.00          $26.65        (0.10)%        0.90%     (0.10)%     0.80%      (3.93)%      122%        $  260,671
     0.00          $27.74        (0.14)%        0.89%     (0.07)%     0.82%      29.46%       117%        $  264,648
     0.00          $21.42        (0.33)%        0.88%     (0.03)%     0.85%       3.58%       123%        $  179,549
     0.00          $20.68        (0.47)%        0.96%     (0.04)%     0.92%       3.45%        76%        $  315,764
     0.00          $19.99        (0.17)%        0.93%     (0.04)%     0.89%      13.26%        92%        $  294,892
     0.00          $17.65        (0.45)%        0.92%     (0.02)%     0.90%      30.93%       139%        $  311,312

     0.00          $16.71        (0.01)%        1.47%     (0.06)%     1.41%     (33.77)%       47%        $  606,123
     0.00          $25.23        (0.73)%        1.49%     (0.05)%     1.44%      (4.54)%      122%        $  958,160
     0.00          $26.43        (0.80)%        1.51%     (0.04)%     1.47%      28.61%       117%        $1,063,168
     0.00          $20.55        (0.95)%        1.50%     (0.03)%     1.47%       2.96%       123%        $  974,189
     0.00          $19.96        (1.03)%        1.52%     (0.04)%     1.48%       3.15%        76%        $1,182,352
     0.00          $19.35        (0.77)%        1.52%     (0.04)%     1.48%      12.57%        92%        $1,146,002
     0.00          $17.19        (1.08)%        1.54%     (0.01)%     1.53%      30.13%       139%        $1,365,946


     0.00          $17.85         0.00%         1.46%     (0.27)%     1.19%     (32.95)%       44%        $  228,941
     0.00          $26.62        (0.13)%        1.47%     (0.28)%     1.19%      (2.06)%      131%        $  350,352
     0.00          $27.18        (0.26)%        1.53%     (0.34)%     1.19%      17.26%       113%        $  388,700
     0.00          $23.18        (0.37)%        1.51%     (0.32)%     1.19%      (1.65)%       98%        $  395,581
     0.00          $23.57        (0.50)%        1.40%     (0.18)%     1.22%       3.60%        50%        $  468,519
     0.00          $22.75        (0.30)%        1.24%     (0.04)%     1.20%       8.64%        89%        $  518,431
     0.00          $20.94        (0.48)%        1.27%     (0.02)%     1.25%      26.83%       253%        $  644,131


     0.00          $13.34         0.01%         1.41%     (0.27)%     1.14%     (38.24)%       17%        $    5,901
     0.00          $21.74         0.90%         1.39%     (0.25)%     1.14%     (12.44)%       45%        $   10,694
     0.00          $25.04         0.48%         1.36%     (0.22)%     1.14%      24.06%        56%        $    3,629
     0.00          $20.31         0.47%         1.35%     (0.21)%     1.14%      (1.36)%       16%        $    2,908
     0.00          $20.70         0.42%         1.39%     (0.14)%     1.25%      (2.14)%       74%        $    5,007
     0.00          $21.21         0.36%         1.44%     (0.06)%     1.38%       8.85%       136%        $    6,068
     0.00          $19.57         0.29%         1.35%     (0.01)%     1.34%      24.42%       199%        $    8,631

     0.00          $13.33         0.01%         2.03%     (0.14)%     1.89%     (38.46)%       17%        $    1,391
     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%        45%        $    2,553

     0.00          $13.33         0.01%         2.04%     (0.15)%     1.89%     (38.47)%       17%        $      932
     0.00          $21.74         0.39%         2.14%     (0.25)%     1.89%       0.23%        45%        $    1,771

     0.00          $13.35         0.01%         1.26%     (0.31)%     0.95%     (38.17)%       17%        $      739
     0.00          $21.75         0.77%         1.21%     (0.25)%     0.96%     (12.31)%       45%        $      329
     0.00          $25.05         2.47%         1.18%     (0.25)%     0.93%      24.25%        56%        $      435
     0.00          $20.27         0.66%         1.22%     (0.26)%     0.96%      (1.22)%       16%        $   41,066
     0.00          $20.67         0.75%         1.15%     (0.19)%     0.96%      (1.96)%       74%        $  100,221
     0.00          $21.17         0.77%         1.09%     (0.15)%     0.94%       9.35%       136%        $   19,836
     0.00          $19.52         0.65%         1.06%     (0.08)%     0.98%      24.90%       199%        $   29,557

                 76 Wells Fargo Advantage Large Cap Stock Funds


                              Financial Highlights

                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized     from Net
                                                 Value Per    Investment      Gain (Loss)      Investment
                                                   Share     Income (Loss)   on Investments      Income
                                                 ---------   -------------   --------------   -------------
LARGE COMPANY CORE FUND (continued)
Institutional Class
August 1, 2008 to January 31, 2009 (Unaudited)     $21.96       0.16(5)           (8.49)          (0.16)
August 1, 2007 to July 31, 2008                    $25.30       0.33(5)           (3.35)          (0.32)
August 1, 2006 to July 31, 2007                    $20.51       0.23(5)            4.81           (0.25)
August 1, 2005 to July 31, 2006                    $20.91       0.20(5)           (0.39)          (0.21)
January 1, 2005 to July 31, 2005(6)                $21.41       0.12(5)           (0.50)          (0.12)
January 1, 2004 to December 31, 2004               $19.72       0.26               1.62           (0.19)
January 1, 2003 to December 31, 2003               $15.92       0.16(5)            3.83           (0.19)
Investor Class
August 1, 2008 to January 31, 2009 (Unaudited)     $21.87       0.10(5)           (8.46)          (0.09)
August 1, 2007 to July 31, 2008                    $25.19       0.17(5)           (3.33)          (0.16)
August 1, 2006 to July 31, 2007                    $20.42       0.08(5)            4.79           (0.10)
August 1, 2005 to July 31, 2006                    $20.82       0.06(5)           (0.39)          (0.07)
January 1, 2005 to July 31, 2005(6)                $21.33       0.04(5)           (0.50)          (0.05)
January 1, 2004 to December 31, 2004               $19.68       0.09               1.66           (0.10)
January 1, 2003 to December 31, 2003               $15.85       0.04(5)            3.83           (0.04)
LARGE COMPANY VALUE FUND
Class A
August 1, 2008 to January 31, 2009 (Unaudited)     $14.43       0.12(5)           (4.91)          (0.16)
March 31, 2008(8) to July 31, 2008                 $14.92       0.08(5)           (0.51)          (0.06)
Class C
August 1, 2008 to January 31, 2009 (Unaudited)     $14.66       0.09(5)           (5.00)          (0.10)
March 31, 2008(8) to July 31, 2008                 $15.17       0.04(5)           (0.52)          (0.03)
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited)     $14.43       0.18(5)           (4.95)          (0.16)
August 1, 2007 to July 31, 2008                    $17.09       0.33(5)           (1.46)          (0.34)
August 1, 2006 to July 31, 2007                    $16.76       0.38(5)            1.51           (0.38)
August 1, 2005 to July 31, 2006                    $16.53       0.36               0.96           (0.31)
January 1, 2005 to July 31, 2005(6)                $16.17       0.14               0.99           (0.12)
January 1, 2004 to December 31, 2004               $14.39       0.27               1.79           (0.28)
January 1, 2003 to December 31, 2003               $11.71       0.19               2.71           (0.22)
Institutional Class
August 1, 2008 to January 31, 2009 (Unaudited)     $14.43       0.17(5)           (4.91)          (0.18)
March 31, 2008(8) to July 31, 2008                 $14.92       0.10(5)           (0.52)          (0.07)
Investor Class
August 1, 2008 to January 31, 2009 (Unaudited)     $14.67       0.14(5)           (5.02)          (0.14)
August 1, 2007 to July 31, 2008                    $17.35       0.28(5)           (1.50)          (0.27)
August 1, 2006 to July 31, 2007                    $16.99       0.29(5)            1.56           (0.31)
August 1, 2005 to July 31, 2006                    $16.74       0.27               1.00           (0.24)
January 1, 2005 to July 31, 2005(6)                $16.38       0.10               1.00           (0.09)
January 1, 2004 to December 31, 2004               $14.57       0.22               1.81           (0.22)
January 1, 2003 to December 31, 2003               $11.85       0.16               2.72           (0.16)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 77


                              Financial Highlights

                  Ending       Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   -----------------------------------------------               Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total      Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------


     0.00          $13.47         0.02%         0.98%     (0.32)%     0.66%     (38.11)%       17%         $ 14,240
     0.00          $21.96         1.36%         0.94%     (0.28)%     0.66%     (12.06)%       45%         $ 22,931
     0.00          $25.30         0.97%         0.96%     (0.30)%     0.66%      24.64%        56%         $ 33,839
     0.00          $20.51         0.96%         0.95%     (0.29)%     0.66%      (0.90)%       16%         $ 29,025
     0.00          $20.91         1.04%         0.77%     (0.17)%     0.60%      (1.76)%       74%         $ 30,157
     0.00          $21.41         0.93%         0.76%     (0.05)%     0.71%       9.59%       136%         $ 36,879
     0.00          $19.72         0.95%         0.69%     (0.01)%     0.68%      25.26%       199%         $ 83,589

     0.00          $13.42         0.01%         1.52%     (0.22)%     1.30%     (38.30)%       17%         $181,289
     0.00          $21.87         0.71%         1.49%     (0.18)%     1.31%     (12.60)%       45%         $241,355
     0.00          $25.19         0.32%         1.53%     (0.22)%     1.31%      23.86%        56%         $268,534
     0.00          $20.42         0.30%         1.52%     (0.21)%     1.31%      (1.58)%       16%         $222,951
     0.00          $20.82         0.33%         1.47%     (0.14)%     1.33%      (2.16)%       74%         $312,828
     0.00          $21.33         0.40%         1.40%     (0.05)%     1.35%       8.88%       136%         $465,228
     0.00          $19.68         0.25%         1.40%     (0.02)%     1.38%      24.44%       199%         $633,211


    (1.13)         $ 8.35         0.02%         1.58%     (0.33)%     1.25%     (34.05)%       36%         $     94
     0.00          $14.43         1.55%         1.37%     (0.12)%     1.25%      (2.92)%       71%         $     14

    (1.13)         $ 8.52         0.02%         2.28%     (0.28)%     2.00%     (34.26)%       36%         $     11
     0.00          $14.66         0.78%         2.12%     (0.12)%     2.00%      (3.17)%       71%         $     10

    (1.13)         $ 8.37         0.03%         1.30%     (0.36)%     0.94%     (33.91)%       36%         $    279
    (1.19)         $14.43         2.05%         1.21%     (0.25)%     0.96%      (7.48)%       71%         $  2,405
    (1.18)         $17.09         2.16%         1.24%     (0.28)%     0.96%      11.45%        18%         $  3,489
    (0.78)         $16.76         2.01%         1.23%     (0.27)%     0.96%       8.37%         8%         $ 10,255
    (0.65)         $16.53         1.47%         1.24%     (0.28)%     0.96%       7.15%        26%         $  4,957
     0.00          $16.17         1.75%         1.36%     (0.41)%     0.95%      14.49%        49%         $  4,351
     0.00          $14.39         1.62%         1.40%     (0.40)%     1.00%      24.99%        92%         $  5,054

    (1.13)         $ 8.38         0.03%         1.06%     (0.31)%     0.75%     (33.79)%       36%         $      6
     0.00          $14.43         2.02%         0.91%     (0.16)%     0.75%      (2.82)%       71%         $     10

    (1.13)         $ 8.52         0.02%         1.65%     (0.29)%     1.36%     (34.07)%       36%         $ 92,420
    (1.19)         $14.67         1.71%         1.52%     (0.15)%     1.37%      (7.84)%       71%         $151,546
    (1.18)         $17.35         1.62%         1.51%     (0.14)%     1.37%      11.04%        18%         $196,291
    (0.78)         $16.99         1.57%         1.50%     (0.13)%     1.37%       7.93%         8%         $191,792
    (0.65)         $16.74         1.06%         1.52%     (0.13)%     1.39%       6.85%        26%         $223,800
     0.00          $16.38         1.40%         1.40%     (0.04)%     1.36%      14.04%        49%         $122,747
     0.00          $14.57         1.24%         1.40%      0.00%      1.40%      24.50%        92%         $140,758

                 78 Wells Fargo Advantage Large Cap Stock Funds


                              Financial Highlights

                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized     from Net
                                                        Value Per     Investment      Gain (Loss)      Investment
                                                          Share     Income (Loss)   on Investments      Income
                                                      -----------   -------------   --------------   --------------
U.S. VALUE FUND
Class A
August 1, 2008 to January 31, 2009 (Unaudited) .      $   11.68        0.09(5)          (3.73)           (0.11)
August 1, 2007 to July 31, 2008 ................      $   18.74        0.27(5)          (3.12)           (0.23)
August 1, 2006 to July 31, 2007 ................      $   17.09        0.19(5)           2.19            (0.21)
August 1, 2005 to July 31, 2006 ................      $   18.64        0.18(5)           0.71            (0.19)
January 1, 2005 to July 31, 2005(5) ............      $   18.55        0.07(5)           0.36            (0.05)
January 1, 2004 to December 31, 2004 ...........      $   17.65        0.20              2.22            (0.18)
January 1, 2003 to December 31, 2003 ...........      $   13.66        0.14              4.00            (0.15)
Class B
August 1, 2008 to January 31, 2009 (Unaudited) .      $   11.61        0.06(5)          (3.71)           (0.07)
August 1, 2007 to July 31, 2008 ................      $   18.65        0.15(5)          (3.09)           (0.12)
August 1, 2006 to July 31, 2007 ................      $   17.02        0.05(5)           2.17            (0.07)
August 1, 2005 to July 31, 2006 ................      $   18.57        0.05(5)           0.71            (0.06)
January 1, 2005 to July 31, 2005(5) ............      $   18.52        0.01)(5)          0.36            (0.01)
January 1, 2004 to December 31, 2004 ...........      $   17.64        0.07              2.21            (0.06)
January 1, 2003 to December 31, 2003 ...........      $   13.67        0.03              3.98            (0.04)
Class C
August 1, 2008 to January 31, 2009 (Unaudited) .      $   11.54        0.06(5)          (3.70)           (0.07)
August 1, 2007 to July 31, 2008 ................      $   18.57        0.14(5)          (3.06)           (0.13)
August 1, 2006 to July 31, 2007 ................      $   16.94        0.06(5)           2.16            (0.07)
August 1, 2005 to July 31, 2006 ................      $   18.50        0.05(5)           0.70            (0.06)
January 1, 2005 to July 31, 2005(5) ............      $   18.44        0.01)(5)          0.36            (0.00)(4)
January 1, 2004 to December 31, 2004 ...........      $   17.56        0.06              2.20            (0.04)
January 1, 2003 to December 31, 2003 ...........      $   13.61        0.03              3.97            (0.05)
Administrator Class
August 1, 2008 to January 31, 2009 (Unaudited) .      $   11.53        0.11(5)          (3.68)           (0.13)
August 1, 2007 to July 31, 2008 ................      $   18.56        0.28(5)          (3.05)           (0.28)
August 1, 2006 to July 31, 2007 ................      $   16.94        0.25(5)           2.15            (0.26)
August 1, 2005 to July 31, 2006 ................      $   18.50        0.24(5)           0.70            (0.25)
January 1, 2005 to July 31, 2005(5) ............      $   18.40        0.11(5)           0.35            (0.07)
January 1, 2004 to December 31, 2004 ...........      $   17.52        0.27              2.21            (0.26)
January 1, 2003 to December 31, 2003 ...........      $   13.56        0.16              4.02            (0.22)
Investor Class
August 1, 2008 to January 31, 2009(12)
    (Unaudited)                                       $   11.85        0.09(5)          (3.78)           (0.11)
August 1, 2007 to July 31, 2008(12) ............      $   18.95        0.25(5)          (3.14)           (0.23)
August 1, 2006 to July 31, 2007(12) ............      $   17.28        0.18(5)           2.21            (0.20)
August 1, 2005 to July 31, 2006(12) ............      $   18.77        0.15(5)           0.74            (0.13)
January 1, 2005 to July 31, 2005(6,12) .........      $   18.68        0.07(5)           0.36            (0.05)
January 1, 2004 to December 31, 2004(12) .......      $   17.77        0.20              2.24            (0.19)
January 1, 2003 to December 31, 2003(12) .......      $   13.74        0.15              3.99            (0.11)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 79


                              Financial Highlights

                  Ending        Ratio to Average Net Assets (Annualized)(1)
 Distributions   Net Asset   --------------------------------------------------            Portfolio    Net Assets at
   from Net      Value Per   Net Investment     Gross    Expenses      Net       Total     Turnover    End of Period
Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses   Return(2)    Rate(3)    (000's omitted)
--------------   ---------   --------------   --------   --------   --------   ---------   ---------   ---------------
     0.00          $ 7.93         0.02%        1.49%      (0.24)%     1.25%     (31.31)%      40%          $    916
    (3.98)         $11.68         1.77%        1.54%      (0.29)%     1.25%     (18.11)%      90%          $  1,356
    (0.52)         $18.74         1.04%        1.38%      (0.13)%     1.25%      14.04%       17%          $  2,893
    (2.25)         $17.09         1.02%        1.37%      (0.12)%     1.25%       5.49%       43%          $  2,741
    (0.29)         $18.64         0.67%        1.39%      (0.09)%     1.30%       2.38%       14%          $  5,250
    (1.34)         $18.55         1.14%        1.41%      (0.06)%     1.35%      14.08%       47%          $  5,264
     0.00          $17.65         0.99%        1.40%      (0.02)%     1.38%      30.48%       53%          $  4,752

     0.00          $ 7.89         0.01%        2.24%      (0.24)%     2.00%     (31.56)%      40%          $  1,158
    (3.98)         $11.61         1.01%        2.28%      (0.28)%     2.00%     (18.70)%      90%          $  2,180
    (0.52)         $18.65         0.30%        2.13%      (0.13)%     2.00%      13.13%       17%          $  4,035
    (2.25)         $17.02         0.30%        2.12%      (0.12)%     2.00%       4.72%       43%          $  4,439
    (0.29)         $18.57        (0.10)%       2.16%      (0.08)%     2.08%       1.95%       14%          $  6,368
    (1.34)         $18.52         0.39%        2.15%      (0.05)%     2.10%      13.20%       47%          $  6,369
     0.00          $17.64         0.21%        2.17%      (0.02)%     2.15%      29.37%       53%          $  4,958

     0.00          $ 7.83         0.01%        2.21%      (0.21)%     2.00%     (31.65)%      40%          $    673
    (3.98)         $11.54         1.00%        2.27%      (0.27)%     2.00%     (18.70)%      90%          $  1,134
    (0.52)         $18.57         0.30%        2.13%      (0.13)%     2.00%      13.19%       17%          $  1,827
    (2.25)         $16.94         0.30%        2.12%      (0.12)%     2.00%       4.68%       43%          $  2,118
    (0.29)         $18.50        (0.12)%       2.18%      (0.08)%     2.10%       1.95%       14%          $  3,165
    (1.34)         $18.44         0.31%        2.23%      (0.06)%     2.17%      13.15%       47%          $  4,294
     0.00          $17.56         0.18%        2.24%      (0.04)%     2.20%      29.42%       53%          $  4,230

     0.00          $ 7.83         0.02%        1.31%      (0.35)%     0.96%     (31.17)%      40%          $ 79,528
    (3.98)         $11.53         2.01%        1.37%      (0.41)%     0.96%     (17.88)%      90%          $118,988
    (0.52)         $18.56         1.38%        1.24%      (0.28)%     0.96%      14.31%       17%          $136,118
    (2.25)         $16.94         1.39%        1.23%      (0.27)%     0.96%       5.82%       43%          $244,103
    (0.29)         $18.50         1.01%        1.17%      (0.21)%     0.96%       2.56%       14%          $204,133
    (1.34)         $18.40         1.54%        1.06%      (0.11)%     0.95%      14.53%       47%          $ 91,940
     0.00          $17.52         1.32%        1.07%      (0.10)%     0.97%      31.03%       53%          $ 87,368

     0.00          $ 8.05         0.02%        1.60%      (0.28)%     1.32%     (31.32)%      40%          $ 17,746
    (3.98)         $11.85         1.67%        1.68%      (0.36)%     1.32%     (18.17)%      90%          $ 27,250
    (0.52)         $18.95         0.98%        1.55%      (0.23)%     1.32%      13.92%       17%          $ 41,507
    (2.25)         $17.28         0.82%        1.55%      (0.23)%     1.32%       5.43%       43%          $ 40,530
    (0.29)         $18.77         0.64%        1.48%      (0.14)%     1.34%       2.41%       14%          $157,495
    (1.34)         $18.68         1.16%        1.37%      (0.05)%     1.32%      14.11%       47%          $252,256
     0.00          $17.77         0.83%        1.58%      (0.03)%     1.55%      30.23%       53%          $158,963

                 80 Wells Fargo Advantage Large Cap Stock Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Capital Growth Fund, Endeavor Select Fund, Growth Fund, Large Cap Growth Fund, Large Company Core Fund, Large Company Value Fund and U.S. Value Fund. Each Fund in this report, except for the Endeavor Select Fund, is a diversified series of the Trust. The Endeavor Select Fund is a non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after

                 Wells Fargo Advantage Large Cap Stock Funds 81


                         Notes to Financial Statements

foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' investments in securities:

                                                                         Total Fair Value
FUND                           Level 1         Level 2       Level 3       as of 01/31/09
----                       --------------   ------------   -----------   ---------------
CAPITAL GROWTH FUND        $1,022,671,336   $ 83,590,214   $ 8,622,686    $1,114,884,236
ENDEAVOR SELECT FUND        1,040,908,191     91,814,153     9,471,020     1,142,193,364
GROWTH FUND                   992,171,340    121,236,260    12,506,033     1,125,913,633
LARGE CAP GROWTH FUND         231,586,132     16,069,455     1,657,632       249,313,219
LARGE COMPANY CORE FUND       206,891,979      6,485,049       556,770       213,933,798
LARGE COMPANY VALUE FUND       94,882,907      9,687,372       999,294       105,569,573
U.S. VALUE FUND               102,570,518      8,829,341       910,783       112,310,642

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                                  Large Cap
                                                      Capital Growth Fund   Endeavor Select Fund   Growth Fund   Growth Fund
                                                      -------------------   --------------------   -----------   -----------
Balance as of 07/31/2008                                  $15,494,788           $15,213,413        $18,251,003   $1,198,734
   Accrued discounts (premiums)                                     0                     0                  0            0
   Realized gain (loss)                                             0                     0                  0            0
   Change in unrealized appreciation (depreciation)        (1,789,343)           (1,393,838)        (2,449,028)    (269,964)
   Net purchases (sales)                                   (5,082,759)           (4,348,555)        (3,295,942)     728,862
   Transfer in (out) of Level 3                                     0                     0                  0            0
Balance as of 01/31/2009                                  $ 8,622,686           $ 9,471,020        $12,506,033   $1,657,632

                 82 Wells Fargo Advantage Large Cap Stock Funds


                         Notes to Financial Statements

                                                      Large Company Core Fund   Large Company Value Fund   U.S. Value Fund
                                                      -----------------------   ------------------------   ---------------
Balance as of 07/31/2008                                     $1,154,624                  $983,451            $1,350,248
   Accrued discounts (premiums)                                       0                         0                     0
   Realized gain (loss)                                               0                         0                     0
   Change in Unrealized appreciation (depreciation)            (161,706)                  (94,611)              (90,353)
   Net purchases (sales)                                       (436,148)                  110,454              (349,112)
   Transfer in (out) of Level 3                                       0                         0                     0
Balance as of 01/31/2009                                     $  556,770                  $999,294            $  910,783

The following is a summary of the unrealized appreciation (depreciation) associated with Level 3 securities still held as of January 31, 2009:

                                                   Capital Growth Fund   Endeavor Select Fund   Growth Fund   Large Cap Growth Fund
                                                   -------------------   --------------------   -----------   ---------------------
Change in unrealized appreciation (depreciation)
   relating to securities still held at the end
   of reporting period                                 $(1,789,343)           $(1,393,838)      $(2,449,028)       $(269,964)

                                                   Large Company Core Fund   Large Company Value Fund   U.S. Value Fund
                                                   -----------------------   ------------------------   ---------------
Change in unrealized appreciation (depreciation)
   relating to securities still held at the end
   of reporting period                                     $(161,706)                 $(94,611)            $(90,353)

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Large Company Value Fund and the Large Company Core Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

                 Wells Fargo Advantage Large Cap Stock Funds 83


                          Notes to Financial Statements

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2009.

Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (open tax years: July 31, 2005; July 31, 2006; July 31, 2007; July 31, 2008) are subject to examination by the Internal Revenue Service and state departments of revenue.

At July 31, 2008, the Funds' prior fiscal year, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                           Expiration    Capital Loss
Fund                          Year      Carryforwards
----                       ----------   --------------
GROWTH FUND                   2009       $ 37,393,684
LARGE CAP GROWTH FUND         2010        203,828,512
LARGE COMPANY CORE FUND       2009          4,775,032
                              2010            441,738
LARGE COMPANY VALUE FUND      2009          1,014,130
                              2010            604,271

At July 31, 2008, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

FUND              Deferred Post-October Capital Loss
----              ----------------------------------
U.S. VALUE FUND                $4,266,345

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant

                 84 Wells Fargo Advantage Large Cap Stock Funds


                          Notes to Financial Statements

to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. For the six-month period ended January 31, 2009, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at January 31, 2009, are shown on the Statements of Assets and Liabilities.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of January 31, 2009, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                           Defaulted SIVs       % of
FUND                       ($Market Value)   Net Assets
----                       ---------------   ----------
CAPITAL GROWTH FUND           6,187,537         0.62%
ENDEAVOR SELECT FUND          6,796,291         0.67%
GROWTH FUND                   8,974,180         0.94%
LARGE CAP GROWTH FUND         1,189,497         0.52%
LARGE COMPANY CORE FUND         370,810         0.18%
LARGE COMPANY VALUE FUND        717,082         0.77%
U.S. VALUE FUND                 653,567         0.65%

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                 Wells Fargo Advantage Large Cap Stock Funds 85


                          Notes to Financial Statements

                                                 Advisory                                        Subadvisory
                                                Fees (% of                                       Fees (% of
                             Average Daily    Average Daily                    Average Daily    Average Daily
FUND                          Net Assets       Net Assets)     Subadviser       Net Assets       Net Assets)
----                      ------------------  -------------  -------------  ------------------  -------------
CAPITAL GROWTH FUND       First $500 million      0.700      Wells Capital  First $100 million      0.350
                           Next $500 million      0.650        Management    Next $100 million      0.300
                             Next $2 billion      0.600       Incorporated   Next $300 million      0.200
                             Next $2 billion      0.575                      Over $500 million      0.150
                             Over $5 billion      0.550
ENDEAVOR SELECT FUND      First $500 million      0.700      Wells Capital  First $100 million      0.350
                           Next $500 million      0.650        Management    Next $100 million      0.300
                             Next $2 billion      0.600       Incorporated   Next $300 million      0.200
                             Next $2 billion      0.575                      Over $500 million      0.150
                             Over $5 billion      0.550
GROWTH FUND               First $500 million      0.750      Wells Capital  First $100 million      0.350
                           Next $500 million      0.700        Management    Next $100 million      0.300
                             Next $2 billion      0.650       Incorporated   Next $300 million      0.200
                             Next $2 billion      0.625                      Over $500 million      0.150
                             Over $5 billion      0.600
LARGE CAP GROWTH FUND     First $500 million      0.700      Wells Capital  First $100 million      0.350
                           Next $500 million      0.650        Management    Next $100 million      0.300
                             Next $2 billion      0.600       Incorporated   Next $300 million      0.200
                             Next $2 billion      0.575                      Over $500 million      0.150
                             Over $5 billion      0.550
LARGE COMPANY CORE FUND   First $500 million      0.700       Matrix Asset   First $50 million      0.200
                           Next $500 million      0.650         Advisors      Over $50 million      0.160
                             Next $2 billion      0.600       Incorporated
                             Next $2 billion      0.575
                             Over $5 billion      0.550
LARGE COMPANY VALUE FUND  First $500 million      0.700          Phocas     First $100 million      0.290
                           Next $500 million      0.650        Financial     Next $150 million      0.260
                             Next $2 billion      0.600       Corporation    Next $750 million      0.230
                             Next $2 billion      0.575                        Over $1 billion      0.200
                             Over $5 billion      0.550
U.S. VALUE FUND           First $500 million      0.700      Wells Capital  First $100 million      0.350
                           Next $500 million      0.650        Management    Next $100 million      0.300
                             Next $2 billion      0.600       Incorporated   Next $300 million      0.200
                             Next $2 billion      0.575                      Over $500 million      0.150
                             Over $5 billion      0.550

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                  Administration Fees
                                 Average Daily       (% of Average
                                  Net Assets        Daily Net Assets)
                               ----------------   -------------------
Fund Level                     First $5 billion           0.05
                                Next $5 billion           0.04
                               Over $10 billion           0.03
Class A, Class B and Class C   All asset levels           0.28
Administrator Class            All asset levels           0.10
Institutional Class            All asset levels           0.08
Investor Class(1)              All asset levels           0.38

(1.) Effective December 1, 2008, the class-level administration fee for the Investor Class was reduced by 0.02%, as shown in the table. Prior to December 1, 2008, the class-level administration fee for Investor Class was 0.40%.

                 86 Wells Fargo Advantage Large Cap Stock Funds


                          Notes to Financial Statements

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                      % of Average
                                                                    Daily Net Assets
                                                                    ----------------
All Large Cap Stock Funds                                                 0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                      % of Average
SHARE CLASS                                                         Daily Net Assets
-----------------------------------------------------------------   ----------------
Class A, Class B, Class C, Administrator Class and Investor Class      up to 0.25

For the six-month period ended January 31, 2009, shareholder servicing fees paid were as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                            Class A   Class B   Class C   Administrator Class   Investor Class
----------------------------   --------   -------   -------   -------------------   --------------
CAPITAL GROWTH FUND            $ 30,654        NA   $ 5,440         $678,684           $319,552
ENDEAVOR SELECT FUND            224,825    $7,806    11,212          253,073                 NA
GROWTH FUND                      33,891        NA       988          164,069            927,300
LARGE CAP GROWTH FUND                NA        NA        NA               NA            344,258
LARGE COMPANY CORE FUND           9,041       936       693              487            230,078
LARGE COMPANY VALUE FUND             44        NA        11            1,131            153,437
U.S. VALUE FUND                   1,421     2,078     1,008          122,091             27,965

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the six-month period ended January 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the six-month period ended January 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended January 31, 2009, were as follows:

                 Wells Fargo Advantage Large Cap Stock Funds 87


                          Notes to Financial Statements

                                                Net Operating Expense Ratios
                           ----------------------------------------------------------------------
                                                         Administrator   Institutional   Investor
FUND                       Class A   Class B   Class C       Class           Class         Class
----                       -------   -------   -------   -------------   -------------   --------
CAPITAL GROWTH FUND         1.25%       NA      2.00%        0.94%            0.75%      1.35%(1)
ENDEAVOR SELECT FUND        1.25%     2.00%     2.00%        1.00%            0.80%        NA
GROWTH FUND                 1.30%       NA      2.05%        0.96%            0.80%      1.40%(2)
LARGE CAP GROWTH FUND         NA        NA        NA           NA               NA       1.19%
LARGE COMPANY CORE FUND     1.14%     1.89%     1.89%        0.95%            0.66%      1.28%(3)
LARGE COMPANY VALUE FUND    1.25%       NA      2.00%        0.96%            0.75%      1.35%(4)
U.S. VALUE FUND             1.25%     2.00%     2.00%        0.96%              NA       1.32%

(1.) Effective December 1, 2008, the net operating expense ratio for the Capital
     Growth Fund Investor Class decreased from 1.37% to 1.35%. The weighted blended net operating expense ratio for the 6-month period ended January 31, 2009, for the Capital Growth Fund Investor Class is 1.36%.

(2.) Effective December 1, 2008, the net operating expense ratio for the Growth
     Fund Investor Class decreased from 1.42% to 1.40%. The weighted blended net operating expense ratio for the 6-month period ended January 31, 2009, for the Growth Fund Investor Class is 1.41%.

(3.) Effective December 1, 2008, the net operating expense ratio for the Large
     Company Core Fund Investor Class decreased from 1.31% to 1.28%. The weighted blended net operating expense ratio for the 6-month period ended January 31, 2009, for the Growth Fund Investor Class is 1.30%.

(4.) Effective December 1, 2008, the net operating expense ratio for the Large
     Company Value Fund Investor Class decreased from 1.37% to 1.35%. The weighted blended net operating expense ratio for the 6-month period ended January 31, 2009, for the Growth Fund Investor Class is 1.36%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the six-month period ended January 31, 2009, were as follows:

FUND                       Purchases at Cost   Sales Proceeds
----                       -----------------   --------------
CAPITAL GROWTH FUND          $1,065,569,092     $930,820,373
ENDEAVOR SELECT FUND            984,005,425      893,739,327
GROWTH FUND                     591,949,958      526,114,070
LARGE CAP GROWTH FUND           120,964,115      121,820,804
LARGE COMPANY CORE FUND          80,962,402       39,472,373
LARGE COMPANY VALUE FUND         39,289,374       47,488,470
U.S. VALUE FUND                  48,091,980       55,718,519

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Prior to its amendment on September 10, 2008, the agreement permitted borrowings of up to $150 million, collectively. Interest was charged to each Fund based on its borrowing at a rate equal to the Federal Funds rate plus 0.40%. In addition, the Funds paid a quarterly commitment fee equal to 0.1% per annum of the credit line. Pursuant to the amendment to the Credit Agreement entered into on September 10, 2008, interest under the Credit Agreement after such date is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, under the amended Credit Agreement, the Funds pay a quarterly commitment equal to 0.15% per annum of the credit line.

For the six-month period ended January 31, 2009, there were no borrowings by any of the Large Cap Stock Funds under the agreement.

                 88 Wells Fargo Advantage Large Cap Stock Funds


                          Notes to Financial Statements

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlement, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities--an amendment of FASB Statement No. 133" ("SFAS"). SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of January 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

                 Wells Fargo Advantage Large Cap Stock Funds 89


                                Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                       Position Held and
Name and Age           Length of Service(2)        Principal Occupations During Past Five Years        Other Directorships
------------           --------------------   ------------------------------------------------------   -------------------
Thomas S. Goho(3)      Trustee, since 1987    Co-Director for the Calloway School of Stephens          None
66                                            University of Wake Forest University. Prior thereto,
                                              the Thomas Goho Chair of Finance of Wake Forest
                                              University, Calloway School of Business and
                                              Accountancy, from 2006-2007 and Associate Professor of
                                              Finance from 1999-2005.

Peter G. Gordon        Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal       None
66                     Chairman, since 2005   Geyser Water Company.
                       (Lead Trustee since
                       2001)

Judith M. Johnson      Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and      None
59                                            Chief Investment Officer of Minneapolis Employees
                                              Retirement Fund from 1996 to 2008. Ms. Johnson is a
                                              certified public accountant and a certified managerial
                                              accountant.

Olivia S. Mitchell     Trustee, since 2006    Professor of Insurance and Risk Management, Wharton      None
55                                            School, University of Pennsylvania. Director of the
                                              Boettner Center on Pensions and Retirement Research.
                                              Research associate and board member, Penn Aging
                                              Research Center. Research associate, National Bureau
                                              of Economic Research.

Timothy J. Penny       Trustee, since 1996    President and CEO of Southern Minnesota Initiative       None
57                                            Foundation, a non-profit organization since 2007 and
                                              Senior Fellow at the Humphrey Institute Policy Forum
                                              at the University of Minnesota since 1995. Member of
                                              the Board of Trustees of NorthStar Education Finance,
                                              Inc., a non-profit organization, since 2007.

Donald C. Willeke      Trustee, since 1996    Principal of the law firm of Willeke & Daniels.          None
68                                            General Counsel of the Minneapolis Employees
                                              Retirement Fund from 1984 to present.

                 90 Wells Fargo Advantage Large Cap Stock Funds


                                Other Information

ADVISORY BOARD MEMBERS

                       Position Held and
Name and Age           Length of Service(2)        Principal Occupations During Past Five Years        Other Directorships
------------           --------------------   ------------------------------------------------------   -------------------
Isaiah Harris, Jr.     Advisory Board         Retired. Prior thereto, President and CEO of BellSouth   CIGNA Corporation;
56                     Member, since 2008     Advertising and Publishing Corp. from 2005 to 2007,      Deluxe Corporation
                                              President and CEO of BellSouth Enterprises from 2004
                                              to 2005 and President of BellSouth Consumer Services
                                              from 2000 to 2003. Currently a member of the Iowa
                                              State University Foundation Board of Governors and a
                                              member of the Advisory Board of Iowa State University
                                              School of Business.

David F. Larcker       Advisory Board         James Irvin Miller Professor of Accounting at the        None
58                     Member, since 2008     Graduate School of Business, Stanford University.
                                              Director of Corporate Governance Research Program and
                                              Co-Director of The Rock Center for Corporate
                                              Governance since 2006. From 2005 to 2008, Professor of
                                              Accounting at the Graduate School of Business,
                                              Stanford University. Prior thereto, Ernst & Young
                                              Professor of Accounting at The Wharton School,
                                              University of Pennsylvania from 1985 to 2005.

OFFICERS

                       Position Held and
Name and Age           Length of Service(2)        Principal Occupations During Past Five Years        Other Directorships
------------           --------------------   ------------------------------------------------------   -------------------
Karla M. Rabusch       President, since       Executive Vice President of Wells Fargo Bank, N.A. and   None
49                     2003                   President of Wells Fargo Funds Management, LLC since
                                              2003. Senior Vice President and Chief Administrative
                                              Officer of Wells Fargo Funds Management, LLC from 2001
                                              to 2003.

C. David Messman       Secretary, since       Senior Vice President and Secretary of Wells Fargo       None
48                     2000; Chief Legal      Funds Management, LLC since 2001. Managing Counsel of
                       Officer, since 2003    Wells Fargo Bank, N.A. since 2000.

Stephen W. Leonhardt   Treasurer, since       Vice President and Manager of Fund Accounting,           None
49                     2007                   Reporting and Tax for Wells Fargo Funds Management,
                                              LLC since 2007. Director of Fund Administration and
                                              SEC Reporting for TIAA-CREF from 2005 to 2007. Chief
                                              Operating Officer for UMB Fund Services, Inc. from
                                              2004 to 2005. Controller for Sungard Transaction
                                              Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance       Chief Compliance Officer of Wells Fargo Funds            None
44                     Officer, since 2007    Management, LLC since 2007. Chief Compliance Officer
                                              of Parnassus Investments from 2005 to 2007. Chief
                                              Financial Officer of Parnassus Investments from 2004
                                              to 2007. Senior Audit Manager of
                                              PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non-Interested Trustee effective March 31, 2009.

                 Wells Fargo Advantage Large Cap Stock Funds 91


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG   --  Association of Bay Area Governments
ADR    --  American Depositary Receipt
AMBAC  --  American Municipal Bond Assurance Corporation
AMT    --  Alternative Minimum Tax
ARM    --  Adjustable Rate Mortgages
BART   --  Bay Area Rapid Transit
CDA    --  Community Development Authority
CDO    --  Collateralized Debt Obligation
CDSC   --  Contingent Deferred Sales Charge
CGIC   --  Capital Guaranty Insurance Company
CGY    --  Capital Guaranty Corporation
CIFG   --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP    --  Certificate of Participation
CP     --  Commercial Paper
CTF    --  Common Trust Fund
DW&P   --  Department of Water & Power
DWR    --  Department of Water Resources
ECFA   --  Educational & Cultural Facilities Authority
EDFA   --  Economic Development Finance Authority
ETET   --  Eagle Tax-Exempt Trust
FFCB   --  Federal Farm Credit Bank
FGIC   --  Financial Guaranty Insurance Corporation
FHA    --  Federal Housing Authority
FHAG   --  Federal Housing Agency
FHLB   --  Federal Home Loan Bank
FHLMC  --  Federal Home Loan Mortgage Corporation
FNMA   --  Federal National Mortgage Association
FSA    --  Farm Service Agency
GDR    --  Global Depositary Receipt
GNMA   --  Government National Mortgage Association
GO     --  General Obligation
HCFR   --  Healthcare Facilities Revenue
HEFA   --  Health & Educational Facilities Authority
HEFAR  --  Higher Education Facilities Authority Revenue
HFA    --  Housing Finance Authority
HFFA   --  Health Facilities Financing Authority
HUD    --  Housing & Urban Development
IDA    --  Industrial Development Authority
IDAG   --  Industrial Development Agency
IDR    --  Industrial Development Revenue
LIBOR  --  London Interbank Offered Rate
LLC    --  Limited Liability Corporation
LOC    --  Letter of Credit
LP     --  Limited Partnership
MBIA   --  Municipal Bond Insurance Association
MFHR   --  Multi-Family Housing Revenue
MTN    --  Medium Term Note
MUD    --  Municipal Utility District
PCFA   --  Pollution Control Finance Authority
PCR    --  Pollution Control Revenue
PFA    --  Public Finance Authority
PFFA   --  Public Facilities Financing Authority
plc    --  Public Limited Company
PSFG   --  Public School Fund Guaranty
R&D    --  Research & Development
RDA    --  Redevelopment Authority
RDFA   --  Redevelopment Finance Authority
REITS  --  Real Estate Investment Trusts
SFHR   --  Single Family Housing Revenue
SFMR   --  Single Family Mortgage Revenue
SLMA   --  Student Loan Marketing Association
STIT   --  Short-Term Investment Trust
TBA    --  To Be Announced
TRAN   --  Tax Revenue Anticipation Notes
USD    --  Unified School District
XLCA   --  XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2009 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    114504 03-09
                                                             SLCFLD/SAR120 01-09

                                              (WELLS FARGO ADVANTAGE FUNDS LOGO)

(LOGO)   Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

                                    (GRAPHIC)

                               Semi-Annual Report

                                January 31, 2009

               WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM)

REDUCE CLUTTER. SAVE TREES.

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www.wellsfargo.com/advantagedelivery

                                    Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Social Sustainability Fund ...............................................     6
FUND EXPENSES ............................................................     8
PORTFOLIO OF INVESTMENTS
Social Sustainability Fund ...............................................     9
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ......................................    12
Statement of Operations ..................................................    13
Statements of Changes in Net Assets ......................................    14
Financial Highlights .....................................................    16
NOTES TO FINANCIAL STATEMENTS ............................................    18
OTHER INFORMATION ........................................................    23
LIST OF ABBREVIATIONS ....................................................    28

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 110 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISOR(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 110 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF JANUARY 31, 2009.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ IN THIS REPORT, THE WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

               2 Wells Fargo Advantage Social Sustainability Fund


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH,)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

DISLOCATIONS THAT HAD FIRST SURFACED IN THE SUBPRIME MORTGAGE MARKET AFTER YEARS OF CREDIT EXCESSES AND LAX LENDING STANDARDS SPREAD ACROSS THE FINANCIAL SYSTEM.

Dear Valued Shareholder,

We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Social Sustainability Fund which covers performance from the Fund's inception on September 30, 2008 through January 31, 2009. The period was marked by extreme volatility across the financial markets and proved to be a challenging time for investors. Although periods of volatility can present challenges, we believe that investors should remember the importance of maintaining a long-term investment strategy based on their individual goals and risk tolerance.

MARKET VOLATILITY SPIKED AMID A GLOBAL FINANCIAL CRISIS.

Volatility across the financial markets rose to record highs during the period. Dislocations that had first surfaced in the subprime mortgage market after years of credit excesses and lax lending standards spread across the financial system. This contagion resulted in a vicious circle of declining asset values that escalated the credit crunch into a global financial crisis.

Delinquencies and foreclosures in the housing market accelerated during the period and boosted housing inventory levels, which increased pressure on home prices that had already declined significantly. Mounting loan losses among lenders and a decline in the value of the mortgage-backed securities (MBS) tied to those loans hurt the capital ratios of overleveraged institutions that held the securities. As the market for lower-quality securities dried up, financial institutions and other investors were forced to sell their most-liquid securities to maintain liquidity, required capital ratios, and, in some cases, solvency. This caused further deterioration in the value of these and other securities, which in turn caused further deterioration in the asset bases of financial institutions that held the securities.

RAPID STRUCTURAL CHANGES TRANSFORMED THE FINANCIAL LANDSCAPE.

By the end of the period, the financial landscape was in the midst of its most consequential changes since the 1930s. Fear reached extreme levels during September and October in one of the most tumultuous two-month spans that the financial markets have ever experienced. The failure or government takeover of several of the nation's most well-known financial institutions led to a crisis of confidence that resulted in the global financial system becoming nearly frozen, with large financial institutions too fearful even to lend to one another.

In September alone, government-sponsored enterprises Fannie Mae and Freddie Mac were placed into government receivership, investment bank Lehman Brothers filed Chapter 11 bankruptcy, Merrill Lynch was hastily sold to Bank of America, the government effectively took over insurer American International Group, investment banks Goldman Sachs and Morgan Stanley converted into bank holding companies, and JPMorgan Chase bought Washington Mutual. In October, Wells Fargo announced that it would acquire Wachovia; in November, Citigroup received a government bailout.

               Wells Fargo Advantage Social Sustainability Fund 3


                             Letter to Shareholders

ON THE POSITIVE SIDE, THE PERIOD SAW A DECLINE IN INFLATION AS ENERGY PRICES REVERSED RAPIDLY. CRUDE OIL PRICES HAD FALLEN ABOUT $100 A BARREL BY LATE NOVEMBER 2008 FROM THEIR PEAK OF OVER $145 A BARREL IN JULY.

GOVERNMENT TOOK UNPRECEDENTED ACTIONS TO STABILIZE THE FINANCIAL SYSTEM.

Throughout the period, the Fed continued its series of actions to try to stabilize the financial system. This included additional cuts in the federal funds rate to a range of 0% to 0.25% in December--the lowest federal funds rate in history; large injections of capital into the financial system; and the initiation of several nontraditional, nonmonetary programs.

In October, Congress passed the Emergency Economic Stabilization Act of 2008, which authorized the Treasury to establish the $700 billion Troubled Asset Relief Program (TARP) to purchase distressed mortgage securities and other assets from financial institutions. This later morphed into a program for providing capital directly to banks and the automotive industry.

In late November, two more programs were implemented: a $600 billion program to buy the debt and mortgage-backed securities of Fannie Mae, Freddie Mac, and other agencies and a $200 billion Term Asset-Backed Securities Loan Facility
(TALF) to support the consumer credit and small business segments of the economy.

These and other government facilities helped bring some signs of stabilization to the financial system as the period came to a close, but credit continued to be constrained and the financial system remained stressed as policymakers debated additional stimulus measures.

ECONOMIC GROWTH WEAKENED, BUT INFLATION PRESSURES EASED.

Economic growth weakened during the period, leading the National Bureau of Economic Research to declare on December 1, 2008 that a U.S. recession had begun in December 2007. Gross domestic product contracted 6.2% in the fourth quarter, after declining 0.5% in the third quarter of 2008. The unemployment rate rose to 7.6% in January 2009, and consumer spending dropped more than 3% in two consecutive quarters for the first time in recorded history.

On the positive side, the period saw a decline in inflation as energy prices reversed rapidly. Crude oil prices had fallen about $100 a barrel by late November 2008 from their peak of over $145 a barrel in July. This mitigated immediate concern about higher inflation pressures and allowed the Fed to work on stimulating the economy by cutting the federal funds target rate by 50 basis points on October 8 to 1.5%, another 50 basis points on October 29 to 1.00%, and slashing the rate even further on December 16, which left it between 0.00% and 0.25%. (100 basis points equals 1.00%.)

EQUITY MARKETS EXPERIENCED EXTREME VOLATILITY.

The equity markets were turbulent throughout the period, with volatility spiking to unprecedented levels in September 2008. The broad market, as measured by the S&P 500 Index, ended the period down by approximately 29%, with a nearly 17% decline during October in the worst month for the stock markets since October 1987. Likewise, the Domini 400 Social Index(1) was down almost 29% and the NASDAQ Composite Index declined slightly more than 29% for the period.

----------
(1.) The Domini 400 Social(SM) Index is a float-adjusted, market capitalization-weighted, common stock index of U.S. equities constructed using environmental, social and governance (ESG) factors. You cannot invest directly in an index.

               4 Wells Fargo Advantage Social Sustainability Fund


                             Letter to Shareholders

Large cap stocks outperformed both mid and small cap stocks amid a flight to safety during the period but still declined 25%, as measured by the Russell 1000(R) Index(2). The growth style narrowly outperformed the value style, with the Russell 1000 Growth Index(3) down 23% and the Russell 1000 Value Index(4) reporting negative performance of 27%.

DON'T LET SHORT-TERM VOLATILITY DERAIL LONG-TERM INVESTMENT GOALS.

Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds represent investments across a broad range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 110 Funds that cover a broad spectrum of investment styles and asset classes.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,


/s/ Karla M. Rabusch
-------------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

----------
(2.) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

(3.) The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4.) The Russell 1000 Value Index measures the performance of those Russell
     1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               6 Wells Fargo Advantage Social Sustainability Fund


                                                          Performance Highlights

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (the Fund) seeks long-term capital appreciation by investing in securities which meet the Fund's investment and social sustainability criteria.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Nelson Capital Management

PORTFOLIO MANAGERS

Scott C. Benner, CFA
Lloyd Kurtz, CFA
Jonathan Manchester, CFA, CFP
Frank Marcoux, CFA
Suanne Ramar, CFA

FUND INCEPTION

September 30, 2008

SECTOR DISTRIBUTION(1)
(AS OF JANUARY 31, 2009)

                                   (PIE CHART)

Consumer Discretionary        (9%)
Consumer Staples             (15%)
Energy                       (12%)
Financials                   (12%)
Health Care                  (17%)
Industrials                   (9%)
Information Technology       (20%)
Materials                     (2%)
Telecommunication Services    (1%)
Utilities                     (3%)

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JANUARY 31, 2009)

BP plc ADR                          4.76%
Procter & Gamble Company            4.46%
Emerson Electric Company            4.30%
Johnson & Johnson                   3.78%
Novartis AG ADR                     3.78%
PepsiCo Incorporated                3.21%
CVS Caremark Corporation            3.18%
Google Incorporated Class A         3.15%
Cameron International Corporation   2.95%
Microsoft Corporation               2.79%

----------
(1.) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2.) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the Fund. Equity holdings are subject to change.

               Wells Fargo Advantage Social Sustainability Fund 7


Performance Highlights

                    WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JANUARY 31, 2009)

                                                                                  Expense Ratio
                              Including Sales Charge   Excluding Sales Charge   -----------------
SOCIAL SUSTAINABILITY FUND         Life of Fund*            Life of Fund*       Gross(3)   Net(4)
--------------------------    ----------------------   ----------------------   --------   ------
Class A (WSSAX)                       (30.25)                  (26.00)            1.50%     1.25%
Class C (WSRCX)                       (27.20)                  (26.20)            2.25%     2.00%
Administrator Class (WSRAX)                                    (26.00)            1.32%     1.00%
S&P 500 Index(5)                                               (28.52)

* Returns for periods of less than one year are not annualized. The Fund incepted on September 30, 2008. Returns shown are for the period from the Fund inception date through January 31, 2009.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Because the social screens applied to the Fund's investments may exclude securities of certain issuers, industries, and sectors for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these screens. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and social investment risk. Consult the Fund's prospectus for additional information on these and other risks.

----------
(3.) Reflects the gross expense ratio as stated in the October 1, 2008, prospectus.

(4.) The investment adviser has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5.) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. S&P 500 is a registered trademark of Standard and Poor's. You cannot invest directly in an Index.

               8 Wells Fargo Advantage Social Sustainability Fund


                                                                   Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from September 30, 2008 to January 31, 2009.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning        Ending        Expenses
                                                   Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND   09-30-2008(1)    01-31-2009      Period(2)    Expense Ratio
------------------------------------------------   -------------   -------------   -----------   -------------
CLASS A
   Actual                                            $1,000.00       $  856.50        $3.93          1.25%
   Hypothetical (5% return before expenses)          $1,000.00       $1,012.70        $4.26          1.25%
CLASS C
   Actual                                            $1,000.00       $  856.50        $6.29          2.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,010.16        $6.81          2.00%
ADMINISTRATOR CLASS
   Actual                                            $1,000.00       $  855.20        $3.14          1.00%
   Hypothetical (5% return before expenses)          $1,000.00       $1,013.55        $3.41          1.00%

----------
(1.) The Fund commenced operations on September 30, 2008. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 124/366 (to reflect the period from September 30, 2008 to January 31, 2009).

(2.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

               Wells Fargo Advantage Social Sustainability Fund 9


             Portfolio of Investments--January 31, 2009 (Unaudited)

SOCIAL SUSTAINABILITY FUND

    SHARES       SECURITY NAME                                                   VALUE
--------------   -------------                                                ----------
COMMON STOCKS: 97.99%
BUSINESS SERVICES: 8.12%
           630   AUTOMATIC DATA PROCESSING INCORPORATED                       $   22,888
            91   GOOGLE INCORPORATED CLASS A+                                     30,806
         1,595   MICROSOFT CORPORATION                                            27,275
                                                                                  80,969
                                                                              ----------
CHEMICALS & ALLIED PRODUCTS: 13.86%
           590   GLAXOSMITHKLINE PLC ADR                                          20,803
           640   JOHNSON & JOHNSON                                                36,922
           895   NOVARTIS AG ADR                                                  36,928
           800   PROCTER & GAMBLE COMPANY                                         43,600
                                                                                 138,253
                                                                              ----------
COMMUNICATIONS: 3.06%
         1,255   COMCAST CORPORATION CLASS A                                      17,419
           705   VODAFONE GROUP PLC ADR                                           13,106
                                                                                  30,525
                                                                              ----------
DEPOSITORY INSTITUTIONS: 4.91%
           570   BANK OF NEW YORK MELLON CORPORATION                              14,672
           645   JPMORGAN CHASE & COMPANY                                         16,454
         1,200   US BANCORP                                                       17,808
                                                                                  48,934
                                                                              ----------
ELECTRIC, GAS & SANITARY SERVICES: 2.85%
           260   AGL RESOURCES INCORPORATED                                        8,016
           240   CONSOLIDATED EDISON INCORPORATED                                  9,780
           420   UGI CORPORATION                                                  10,655
                                                                                  28,451
                                                                              ----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 8.80%
         1,340   CISCO SYSTEMS INCORPORATED+                                      20,060
         1,285   EMERSON ELECTRIC COMPANY                                         42,020
           870   NOKIA OYJ ADR                                                    10,675
           890   XILINX INCORPORATED                                              14,997
                                                                                  87,752
                                                                              ----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.25%
           710   ACCENTURE LIMITED CLASS A                                        22,408
                                                                              ----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 2.23%
           680   ILLINOIS TOOL WORKS INCORPORATED                                 22,209
                                                                              ----------
FOOD & KINDRED PRODUCTS: 5.19%
           345   GENERAL MILLS INCORPORATED                                       20,407
           625   PEPSICO INCORPORATED                                             31,394
                                                                                  51,801
                                                                              ----------
GENERAL MERCHANDISE STORES: 2.54%
           400   TARGET CORPORATION                                               12,480
           660   TJX COMPANIES INCORPORATED                                       12,817
                                                                                  25,297
                                                                              ----------

               10 Wells Fargo Advantage Social Sustainability Fund


             Portfolio of Investments--January 31, 2009 (Unaudited)

SOCIAL SUSTAINABILITY FUND

    SHARES       SECURITY NAME                                                   VALUE
--------------   -------------                                                ----------
HEALTH SERVICES: 2.34%
           395   LABORATORY CORPORATION OF AMERICA HOLDINGS+                  $   23,384
                                                                              ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.67%
           440   3M COMPANY                                                       23,668
         1,800   APPLIED MATERIALS INCORPORATED                                   16,866
         1,245   CAMERON INTERNATIONAL CORPORATION+                               28,834
           780   HEWLETT-PACKARD COMPANY                                          27,105
                                                                                  96,473
                                                                              ----------
INSURANCE CARRIERS: 3.34%
           500   ACE LIMITED                                                      21,830
           495   AFLAC INCORPORATED                                               11,489
                                                                                  33,319
                                                                              ----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
   OPTICAL GOODS: 2.73%
           375   BECTON DICKINSON & COMPANY                                       27,251
                                                                              ----------
MEDICAL PRODUCTS: 2.35%
           555   STRYKER CORPORATION                                              23,443
                                                                              ----------
MISCELLANEOUS RETAIL: 5.21%
           465   COSTCO WHOLESALE CORPORATION                                     20,939
         1,155   CVS CAREMARK CORPORATION                                         31,046
                                                                                  51,985
                                                                              ----------
MOTION PICTURES: 1.37%
           660   WALT DISNEY COMPANY                                              13,649
                                                                              ----------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.01%
           600   AMERICAN EXPRESS COMPANY                                         10,038
                                                                              ----------
OIL & GAS EXTRACTION: 4.44%
           320   APACHE CORPORATION                                               24,000
           415   NOBLE ENERGY INCORPORATED                                        20,306
                                                                                  44,306
                                                                              ----------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.66%
         1,095   BP PLC ADR                                                       46,505
                                                                              ----------
PRIMARY METAL INDUSTRIES: 2.13%
           520   NUCOR CORPORATION                                                21,211
                                                                              ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.23%
           210   FRANKLIN RESOURCES INCORPORATED                                  10,168
           150   GOLDMAN SACHS GROUP INCORPORATED                                 12,110
                                                                                  22,278
                                                                              ----------
WHOLESALE TRADE NON-DURABLE GOODS: 2.70%
           595   NIKE INCORPORATED CLASS B                                        26,922
                                                                              ----------
TOTAL COMMON STOCKS (COST $1,237,219)                                            977,363
                                                                              ----------
SHORT-TERM INVESTMENTS: 2.94%
        29,306   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                     29,306
                                                                              ----------
TOTAL SHORT-TERM INVESTMENTS (COST $29,306)                                       29,306
                                                                              ----------

               Wells Fargo Advantage Social Sustainability Fund 11


             Portfolio of Investments--January 31, 2009 (Unaudited)

SOCIAL SUSTAINABILITY FUND

                                                                                VALUE
                                                                              ----------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,266,525)*                                                   100.93%  $1,006,669
OTHER ASSETS AND LIABILITIES, NET                                     (0.93)      (9,231)
                                                                     ------   ----------
TOTAL NET ASSETS                                                     100.00%  $  997,438
                                                                     ======   ==========

----------
+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $29,306.

* Cost for federal income tax purposes is $1,266,525 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                                                 $    5,975
Gross unrealized depreciation                                                   (265,831)
                                                                              ----------
Net unrealized appreciation (depreciation)                                    $ (259,856)

The accompanying notes are an integral part of these financial statements.

              12 Wells Fargo Advantage Social Sustainability Fund


       Statement of Assets and Liablities--January 31, 2009 (Unaudited)

ASSETS
   Investments
      In securities, at fair value .............................................   $  977,363
      In affiliates ............................................................       29,306
                                                                                   ----------
   Total investments at fair value (see cost below) ............................    1,006,669
                                                                                   ----------
   Receivable for Fund shares issued ...........................................          100
   Receivables for dividends and interest ......................................        1,276
   Receivable from investment advisor and affiliates ...........................        6,744
                                                                                   ----------
Total assets ...................................................................    1,014,789
                                                                                   ----------
LIABILITIES
   Accrued expenses and other liabilities ......................................       17,351
                                                                                   ----------
Total liabilities ..............................................................       17,351
                                                                                   ----------
TOTAL NET ASSETS ...............................................................   $  997,438
                                                                                   ==========
NET ASSETS CONSIST OF
   Paid-in capital .............................................................   $1,261,910
   Undistributed net investment income (loss) ..................................        4,267
   Undistributed net realized gain (loss) on investments .......................       (8,883)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in foreign
      currencies ...............................................................     (259,856)
                                                                                   ----------
TOTAL NET ASSETS ...............................................................   $  997,438
                                                                                   ==========
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ........................................................   $   65,254
   Shares outstanding - Class A ................................................        8,816
   Net asset value per share - Class A .........................................   $     7.40
   Maximum offering price per share - Class A(2) ...............................   $     7.85
   Net assets - Class C ........................................................   $   30,023
   Shares outstanding - Class C ................................................        4,068
   Net asset value and offering price per share - Class C ......................   $     7.38
   Net assets - Administrator Class ............................................   $  902,161
   Shares outstanding - Administrator Class ....................................      121,842
   Net asset value and offering price per share - Administrator Class ..........   $     7.40
                                                                                   ----------
Investments at cost ............................................................   $1,266,525
                                                                                   ----------

----------
(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Social Sustainability Fund 13


  Statement of Operations--For the Period Ended January 31, 2009* (Unaudited)

INVESTMENT INCOME
   Dividends ...................................................................   $    6,928
   Income from affiliated securities ...........................................          280
                                                                                   ----------
Total investment income ........................................................        7,208
                                                                                   ----------
EXPENSES
   Advisory fees ...............................................................        2,028
   Administration fees
      Fund Level ...............................................................          145
      Class A ..................................................................           32
      Class C ..................................................................           12
      Administrator Class ......................................................          274
   Custody fees ................................................................           58
   Shareholder servicing fees (Note 3) .........................................          724
   Accounting fees .............................................................        7,139
   Distribution fees (Note 3)
      Class C ..................................................................           32
   Professional fees ...........................................................       12,680
   Registration fees ...........................................................        5,641
   Shareholder reports .........................................................        2,409
   Trustees' fees ..............................................................        3,401
   Other fees and expenses .....................................................        1,074
                                                                                   ----------
Total expenses .................................................................       35,649
                                                                                   ----------
LESS
   Waived fees and reimbursed expenses (Note 3) ................................      (32,708)
   Net expenses ................................................................        2,941
                                                                                   ----------
Net investment income (loss) ...................................................        4,267
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .............       (8,883)
                                                                                   ----------
Net realized gain and loss from investments ....................................       (8,883)
                                                                                   ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .............     (259,856)
                                                                                   ----------
Net change in unrealized appreciation (depreciation) of investments ............     (259,856)
                                                                                   ----------
Net realized and unrealized gain (loss) on investments .........................     (268,739)
                                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $ (264,472)
                                                                                   ==========

* Period from the inception of the Fund on September 30, 2008 through January 31, 2009.

The accompanying notes are an integral part of these financial statements.

              14 Wells Fargo Advantage Social Sustainability Fund


                       Statement of Changes in Net Assets

                                                                                        For the
                                                                                     Period Ended
                                                                                   January 31, 2009*
                                                                                      (Unaudited)
                                                                                   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................      $        0

OPERATIONS
   Net investment income (loss) ................................................           4,267
   Net realized gain (loss) on investments .....................................          (8,883)
   Net change in unrealized appreciation (depreciation) of investments .........        (259,856)
                                                                                      ----------
Net increase (decrease) in net assets resulting from operations ................        (264,472)
                                                                                      ----------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................          73,387
                                                                                      ----------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class A ...................................................          73,387
                                                                                      ----------
   Proceeds from shares sold - Class C .........................................          33,523
                                                                                      ----------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Class C ...................................................          33,523
                                                                                      ----------
   Proceeds from shares sold - Administrator Class .............................       1,155,000
                                                                                      ----------
   Net increase (decrease) in net assets resulting from capital share
      transactions - Administrator Class .......................................       1,155,000
                                                                                      ----------
Net increase (decrease) in net assets resulting from capital share
   transactions - Total ........................................................       1,261,910
                                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................         997,438
                                                                                      ==========
ENDING NET ASSETS ..............................................................      $  997,438
                                                                                      ==========
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................           8,816
                                                                                      ----------
   Net increase (decrease) in shares outstanding - Class A .....................           8,816
                                                                                      ----------
   Shares sold - Class C .......................................................           4,068
                                                                                      ----------
   Net increase (decrease) in shares outstanding - Class C .....................           4,068
                                                                                      ----------
   Shares sold - Administrator Class ...........................................         121,842
                                                                                      ----------
   Net increase (decrease) in shares outstanding - Administrator Class .........         121,842
                                                                                      ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ................................................................         134,726
                                                                                      ==========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...................      $    4,267
                                                                                      ==========

* Period from the inception of the Fund on September 30, 2008 through January 31, 2009.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

               16 Wells Fargo Advantage Social Sustainability Fund


                              Financial Highlights

                                                                    Beginning                    Net Realized    Distributions
                                                                    Net Asset        Net        and Unrealized      from Net
                                                                    Value Per    Investment      Gain (Loss)       Investment
SOCIAL SUSTAINABILITY FUND                                            Share     Income (Loss)   on Investments       Income
--------------------------                                          ---------   -------------   --------------   -------------
Class A
September 30, 2008(1) to January 31, 2009 (Unaudited) ...........     $10.00        0.01            (2.61)           0.00
Class C
September 30, 2008(1) to January 31, 2009 (Unaudited) ...........     $10.00        0.00(2)         (2.62)           0.00
Administrator Class
September 30, 2008(1) to January 31, 2009 (Unaudited) ...........     $10.00        0.03            (2.63)           0.00

----------
(1.) Commencement of operations.

(2.) Amount calculated is less than $0.005.

(3.) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(4.) Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

(5.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

               Wells Fargo Advantage Social Sustainability Fund 17


                              Financial Highlights

                 Ending     Ratio to Average Net Assets (Annualized)(3)
Distributions   Net Asset  --------------------------------------------             Portfolio   Net Assets at
   from Net     Value Per  Net Investment    Gross   Expenses     Net      Total     Turnover   End of Period
Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses  Return(4)   Rate(5)   (000's omitted)
--------------  ---------  --------------  --------  --------  --------  ---------  ---------  ---------------
     0.00         $7.40         0.58%       11.73%   (10.48)%    1.25%    (26.00)%      2%          $ 65
     0.00         $7.38         0.17%       12.78%   (10.78)%    2.00%    (26.20)%      2%          $ 30
     0.00         $7.40         1.03%       12.45%   (11.45)%    1.00%    (26.00)%      2%          $902

               18 Wells Fargo Advantage Social Sustainability Fund


                          Notes to Financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at January 31, 2009, was comprised of 99 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Social Sustainability Fund.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities

               Wells Fargo Advantage Social Sustainability Fund 19


                          Notes to Financial statements

markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments in securities:

                                                              Total Fair Value
FUND                           Level 1    Level 2   Level 3    as of 01/31/09
----                         ----------   -------   -------   ----------------
SOCIAL SUSTAINABILITY FUND   $1,006,669     $0        $0         $1,006,669

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the effective interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions,

              20 Wells Fargo Advantage Social Sustainability Fund


                         Notes to Financial Statements

and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at January 31, 2009.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                     Advisory                                            Subadvisory
                                                    Fees (% of                                            Fees (% of
                                Average Daily     Average Daily                       Average Daily     Average Daily
FUND                             Net Assets        Net Assets)      Subadviser         Net Assets        Net Assets)
----                         ------------------   -------------   --------------   ------------------   -------------
SOCIAL SUSTAINABILITY FUND   First $500 million       0.700       Nelson Capital   First $100 million       0.450
                              Next $500 million       0.650         Management      Next $100 million       0.350
                                Next $2 billion       0.600                         Over $200 million       0.250
                                Next $2 billion       0.575
                                Over $5 billion       0.550

              Wells Fargo Advantage Social Sustainability Fund 21


                         Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                          Administration Fees
                         Average Daily       (% of Average
                          Net Assets       Daily Net Assets)
                       ----------------   -------------------
Fund Level             First $5 billion           0.05
                        Next $5 billion           0.04
                       Over $10 billion           0.03
Class A, and Class C   All asset levels           0.28
Administrator Class    All asset levels           0.10

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                               % of Average
                             Daily Net Assets
                             ----------------
SOCIAL SUSTAINABILITY FUND         0.02

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                              % of Average
SHARE CLASS                                 Daily Net Assets
-----------                                 ----------------
Class A, Class C, and Administrator Class         0.25

For the period ended January 31, 2009, shareholder servicing fees were paid as follows. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

FUND                         Class A   Class C   Administrator Class
----                         -------   -------   ------------------
SOCIAL SUSTAINABILITY FUND     $28       $11            $685

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended January 31, 2009, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PNC Global Investment Servicing ("PNC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PNC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

              22 Wells Fargo Advantage Social Sustainability Fund


                         Notes to Financial Statements

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended January 31, 2009, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through November 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended January 31, 2009, were as follows:

FUND                         Class A   Class C   Administrator Class
----                         -------   -------   -------------------
SOCIAL SUSTAINABILITY FUND    1.25%     2.00%           1.00%

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended January 31, 2009, were as follows:

FUND                         Purchases at Cost   Sales Proceeds
----                         -----------------   --------------
SOCIAL SUSTAINABILITY FUND       $1,264,832          $18,731

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.60%. In addition, the Funds pay a quarterly commitment fee equal to 0.15% per annum of the credit line. For the period ended January 31 2009, the Fund had no borrowings under the agreement.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161") requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and interim periods within those years. As of January 31, 2009, Management is continuing to evaluate the impact, if any, that adoption of SFAS 161 may have on the financial statements.

              Wells Fargo Advantage Social Sustainability Fund 23


                               Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 134 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                           Position Held and
Name and Age              Length of Service(2)             Principal Occupations During Past Five Years          Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
Thomas S. Goho(3)      Trustee, since 1987         Co-Director for the Calloway School of Stephens               None
66                                                 University of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from
                                                   2006-2007 and Associate Professor of Finance from
                                                   1999-2005.

Peter G. Gordon        Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal Geyser     None
66                     Chairman, since 2005        Water Company.
                       (Lead Trustee since 2001)

Judith M. Johnson      Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer and Chief     None
59                                                 Investment Officer of Minneapolis Employees Retirement Fund
                                                   from 1996 to 2008. Ms. Johnson is a certified public
                                                   accountant and a certified managerial accountant.

Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
55                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research
                                                   associate, National Bureau of Economic Research.

Timothy J. Penny       Trustee, since 1996         President and CEO of Southern Minnesota Initiative            None
57                                                 Foundation, a non-profit organization since 2007 and Senior
                                                   Fellow at the Humphrey Institute Policy Forum at the
                                                   University of Minnesota since 1995. Member of the Board of
                                                   Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels. General       None
68                                                 Counsel of the Minneapolis Employees Retirement Fund from
                                                   1984 to present.

              24 Wells Fargo Advantage Social Sustainability Fund


                               Other Information

ADVISORY BOARD MEMBERS

                          Position Held and
Name and Age             Length of Service(2)              Principal Occupations During Past Five Years          Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
Isaiah Harris, Jr.     Advisory Board              Retired. Prior thereto, President and CEO of BellSouth        CIGNA Corporation;
56                     Member, since 2008          Advertising and Publishing Corp. from 2005 to 2007,           Deluxe Corporation
                                                   President and CEO of BellSouth Enterprises from 2004 to
                                                   2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University
                                                   Foundation Board of Governors and a member of the Advisory
                                                   Board of Iowa State University School of Business.

David F. Larcker       Advisory Board              James Irvin Miller Professor of Accounting at the Graduate    None
58                     Member, since 2008          School of Business, Stanford University. Director of
                                                   Corporate Governance Research Program and Co-Director of
                                                   The Rock Center for Corporate Governance since 2006. From
                                                   2005 to 2008, Professor of Accounting at the Graduate
                                                   School of Business, Stanford University. Prior thereto,
                                                   Ernst & Young Professor of Accounting at The Wharton
                                                   School, University of Pennsylvania from 1985 to 2005.

OFFICERS

                       Position Held and
Name and Age           Length of Service(2)        Principal Occupations During Past Five Years                  Other Directorships
------------           -------------------------   -----------------------------------------------------------   -------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
49                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
48                     Chief Legal Officer,        Management, LLC since 2001. Managing Counsel of Wells Fargo
                       since 2003                  Bank, N.A. since 2000.

Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting      None
49                                                 and Tax for Wells Fargo Funds Management, LLC since 2007.
                                                   Director of Fund Administration and SEC Reporting for
                                                   TIAA-CREF from 2005 to 2007. Chief Operating Officer for
                                                   UMB Fund Services, Inc. from 2004 to 2005. Controller for
                                                   Sungard Transaction Networks from 2002 to 2004.

Debra Ann Early        Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds Management,     None
44                     since 2007                  LLC since 2007. Chief Compliance Officer of Parnassus
                                                   Investments from 2005 to 2007. Chief Financial Officer of
                                                   Parnassus Investments from 2004 to 2007. Senior Audit
                                                   Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Retired as Non-Interested Trustee effective March 31, 2009.

               Wells Fargo Advantage Social Sustainability Fund 25


                                Other Information

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WELLS FARGO ADVANTAGE SOCIAL AWARENESS FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will approve the terms of any new investment advisory and sub-advisory agreements. In this regard, the Board reviewed and approved:
(i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Social Awareness Fund (the "Fund") and (ii) an investment sub-advisory agreement with Nelson Capital Management ("Nelson Capital") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Nelson Capital are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on May 7, 2008, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Nelson Capital and approval of the Advisory Agreements. At its November 2007 meeting, the Board had received and reviewed extensive presentation materials from Nelson Capital and discussed them with two of the proposed portfolio managers of the Fund. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various information regarding the nature, extent and quality of services that are anticipated to be provided to the Funds by Funds Management and Nelson Capital under the Advisory Agreements. The Board further considered its discussion with two of the proposed portfolio managers of the Fund at its November 2007 meeting and with representatives from Funds Management at the May 2008, meeting, including, among other things, a discussion of investment strategies and investment processes for the Fund.

The Board evaluated the ability of Funds Management and Nelson Capital, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. With respect to the quality of services anticipated to be provided by Nelson Capital, the Board considered, among other things, the background and experience of Nelson Capital's senior management and the expertise of, and amount of attention expected to be given to the Fund by, senior investment personnel of Nelson Capital, including the portfolio managers that are proposed to be primarily responsible for day-to-day portfolio management services furnished to the Fund.

The Board considered that it had previously approved the compliance programs and considered the compliance records of Funds Management within the Wells Fargo fund complex. The Board further considered the compliance program and compliance record of Nelson Capital. In addition, the Board took into account the administrative services that are anticipated to be provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting over time with Funds Management about various topics, including Funds Management's oversight of service providers such as Nelson Capital.

Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Funds by Funds Management and Nelson Capital.

FUND PERFORMANCE AND EXPENSES

The Board did not consider performance results for the Fund because the Fund is a new fund that has not yet commenced operations. The Board did consider the overall performance record of Nelson Capital based on composite performance information presented by Nelson Capital at the November 2007 and the May 2008 meetings, both on an absolute basis and relative to relevant indices.

               26 Wells Fargo Advantage Social Sustainability Fund


                                Other Information

The Board received and considered information regarding the Fund's contractual advisory fee and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of a universe of large capitalization equity funds and to a narrower group of funds that were determined by Lipper Inc. ("Lipper") to be the most similar to the Fund (the "Peer Group"). The Board was provided with a description of the criteria used by Lipper to select the mutual funds in the Peer Group. The Board noted that the net operating expense ratios of the Fund are anticipated to be lower than the Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance record of Nelson Capital and the expense structure of the Fund supported the approval of the Advisory Agreements for the Fund.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates that would be payable by the Fund to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that would be payable by Funds Management to Nelson Capital for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Fund's Peer Group. The Board noted that the Advisory Agreement Rates on a combined basis with the Funds' administration fee rates are higher than the median rates of the Fund's peer group, but noted that the Net Advisory Rates for the Fund are lower than the median rates of the Fund's Peer Group. The Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) are reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services anticipated to be provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the proposed Sub-Advisory Agreement Rates are fair and equitable, based on their consideration of the factors described above.

PROFITABILITY

The Board did not specifically consider the profitability of Funds Management with respect to the Fund, as the Fund had not yet commenced operations. The Board does annually consider profitability information about Funds Management, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Wells Fargo Advantage Funds. The Board did not consider separate profitability information with respect to Nelson Capital, as its anticipated profitability from its relationship with the Fund was not a material factor in determining whether to approve the initial agreement with Nelson Capital for the Fund.

ECONOMIES OF SCALE

The Board did not specifically consider whether there would be economies of scale with respect to the management of the Fund, but the Board does annually consider information regarding economies of scale, and did consider whether the Fund would appropriately benefit from any economies of scale. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Fund.

               Wells Fargo Advantage Social Sustainability Fund 27


                                Other Information

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust and to other clients. The Board concluded that the Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND NELSON CAPITAL

The Board received and considered information regarding potential "fall-out" or ancillary benefits anticipated to be received by Funds Management and its affiliates, including Nelson Capital, as a result of their relationships with the Fund. Such benefits could include, among others, benefits directly attributable to the relationships of Funds Management and Nelson Capital with the Fund, and benefits potentially derived from an increase in Funds Management's and Nelson Capital's business as a result of their relationships with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management, Nelson Capital and their affiliates).

The Board also considered the effectiveness of the policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts would be made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and Nelson Capital's methods for allocation portfolio investment opportunities among the Fund and other clients.

OTHER FACTORS AND BROADER REVIEW

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that the initial approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board approved the Advisory Agreements for the Fund for an initial two-year period.

               28 Wells Fargo Advantage Social Sustainability Fund


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

(LOGO)   REDUCE CLUTTER. SAVE TREES.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOOSE VALUE

(C) 2009 Wells Fargo Funds     www.wellsfargo.com/advantagefunds    115023 03-09
Management, LLC. All rights                                           SSF/SAR131
reserved.

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.



ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.






                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust


                             By: /s/ Karla M. Rabusch


                                 Karla M. Rabusch
                                 President

                             Date: March 20, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                             By: /s/ Karla M. Rabusch

                                 Karla M. Rabusch
                                 President

                             Date: March 20, 2009


                             By: /s/ Stephen W. Leonhardt


                                 Stephen W. Leonhardt
                                 Treasurer

                                 Date: March 20, 2009

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage U.S. Value Fund, and Wells Fargo Advantage Social Sustainability Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

             a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

             b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

             c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

             d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

             a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

             b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 20, 2009

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Capital Growth Fund, Wells Fargo Advantage Endeavor Select Fund, Wells Fargo Advantage Growth Fund, Wells Fargo Advantage Large Cap Growth Fund, Wells Fargo Advantage Large Company Core Fund, Wells Fargo Advantage Large Company Value Fund, Wells Fargo Advantage U.S. Value Fund, and Wells Fargo Advantage Social Sustainability Fund ;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

             a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

             b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

             c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

             d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

             a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

             b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: March 20, 2009

/s/ Stephen W. Leonhardt

-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT


                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2009 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: March 20, 2009
                                                     /s/ Karla M. Rabusch



                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended January 31, 2009 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: March 20, 2009


                                                     /s/ Stephen W. Leonhardt




                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust